      As filed with the Securities and Exchange Commission on October 13, 2006


                                                      1933 Act File No. 33-47703
                                                      1940 Act File No. 811-6654

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No.                                                  [ ]
Post-Effective Amendment No. 50                                              [X]


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
Amendment No. 53                                                             [X]


                        (Check appropriate box or boxes)


                            BNY Hamilton Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)


                                3435 Stelzer Road
                            Columbus, Ohio 43219-3035
                    (Address of Principal Executive Offices)
                                   (Zip Code)
       Registrant's Telephone Number, Including Area Code: (614) 470-8000


                                   Copies To:


          Kim R. Smallman                     Daniel Hirsch
          BISYS                               Ropes & Gray
          100 Summer Street                   One Metro Center
          Boston, Massachusetts 02110         700 12th St. N.W. Suite 900
                                              Washington, DC 20005-3948


                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[X] on December 29, 2006 pursuant to paragraph (a)(2), of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     [LOGO]

                                  BNY HAMILTON

                                  PROSPECTUS


                               DECEMBER 29, 2006

                                     [LOGO]
                                       BNY
                                    HAMILTON
                                      FUNDS
                         ADVISED BY THE BANK OF NEW YORK






   TAX-EXEMPT MONEY FUND

   AGENCY SHARES




   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton Tax-Exempt Money Fund


SERVICES PROVIDED

 8  Services Provided


ACCOUNT POLICIES

 9  Daily NAV Calculation

 9  Distributions and Tax Considerations

10  Purchasing and Redeeming Agency Shares

11  Abusive Trading

11  Investment Advisor

12  Portfolio Manager

 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 TAX-EXEMPT MONEY FUND

     CUSIP Number: Agency Shares

BNY HAMILTON

 TAX-EXEMPT MONEY FUND


INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders of the Fund with as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and liquidity. This investment objective is fundamental (i.e., subject to change only by shareholder approval).

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The Fund may not hold an investment with more than 397 days remaining to maturity (as determined under Rule 2a-7 under the Investment Company Act of 1940) and maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.

The Fund primarily invests in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. Municipal Obligations are debt obligations issued by a state or territory of the United States (including the District of Columbia) or a politicial subdivision, public instrumentality, agency, or other governmental unit of such a state or territory (e.g., county, city, town, village, district and authority). Municipal Obligations in which the Fund may invest include: general obligation notes and bonds; tax-exempt commercial paper; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; private activity bonds, such as industrial development bonds; revenue bonds, bond anticipation notes, revenue anticipation notes; and participations in pools of municipal obligations.

Consistent with its investment objective, the Fund:

.. as a fundamental policy, will invest, under normal circumstances, at least
  80% of its Assets in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. "Assets" means net assets plus the amount of borrowings for investment purposes;

.. may invest up to 20% of the Fund's Assets in high quality money market investments the interest income on which is subject to federal income tax and/or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above;

.. may acquire stand-by commitments (Municipal Puts) from banks with respect to Municipal Obligations purchased on behalf of the Fund. The Fund intends to acquire the Municipal Puts solely to facilitate portfolio liquidity; and

.. may invest to a significant extent in securities with floating or variable rates of interest.

As a temporary defensive measure, the Fund may invest more than 20% of its assets in high quality money market investments subject to federal income tax or the federal alternative minimum tax. To the extent that the Fund might do so, it may not meet its investment objective of a high level of current tax-free income.

                                             BNY Hamilton Tax-Exempt Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price. The yields on floating and variable rate securities will vary as interest rates change.

There can be no assurance that the investment objective of the Fund will be achieved. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. Such factors may include economic or policy changes, erosion of the tax base and legislative changes, especially those changes regarding taxation or tax policy, as well as changes in the rights of municipal security holders.

In addition, changes in the financial condition of an issuer or credit support provider, changes in specific economic or political conditions that affect a particular type of issuer and changes in general economic or political conditions can affect a security's credit quality or value.

Any debt securities held by the Fund can be downgraded in credit rating or go into default. In addition, a revenue bond in the Fund's portfolio can default if its underlying revenue stream fails. This can happen even while the bond issuer remains solvent.

The Fund also may invest to a limited degree in Municipal Puts. Municipal Puts are subject to certain risks, which include the issuer's potential inability to pay when the commitment is exercised, the potential that the commitment is not marketable and the likelihood that the maturity of the underlying obligation will differ from that of the commitment. Investments in Municipal Puts raise certain tax issues that may not be present in direct investments in Municipal Obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

Political or legal actions could change the tax-exempt status of the Fund's dividends, potentially making previously tax-exempt dividends taxable. Also, to the extent that the Fund invests in taxable Municipal Obligations, a portion of its income would be subject to regular federal income taxation. In addition, dividends attributable to the interest on certain taxable municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax and may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.



BNY Hamilton Tax-Exempt Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.

              Fee table (% of average net assets)
              ---------------------------------------------------

                                                           Agency
                                                           Shares
              ---------------------------------------------------
              Shareholder Fees                              None

              Annual Operating Expenses (expenses that are
               deducted from fund assets)
              ---------------------------------------------------
              Management fee                                  0.
              Servicing fee                                 0.15
              Other expenses/(a)/                             0.

              Total annual operating expenses/(b)/            0.

(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Agency Shares' "Total annual operating expenses" to 0. % of the Fund's average daily net assets allocable to the Agency Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                          Expenses on a $10,000 investment* ($)
                          -------------------------------------

                                           1 Year    3 Years
                          -------------------------------------
                          Agency Shares      $          $

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Agency Shares.


                                             BNY Hamilton Tax-Exempt Money Fund

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS

The Fund has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Agency Shares of the Fund for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Fund pays the institutions 0.15% (annualized) of the average daily net asset value of their customers' Agency Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' cash balances in other investment accounts in Agency Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in the Fund. If so, they are required to disclose them. Their customers should read this Prospectus along with the terms governing their accounts.

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Agency Shares of the Fund. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

Services Provided

ACCOUNT POLICIES

DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at noon Eastern time on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Fund is open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Fund) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, the Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

The Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether the Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event the Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by the Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Agency Shares of the Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Agency Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Agency Shares of the Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Agency Shares of the Fund, that if the Fund (or its designee) accepts your purchase order on a business day by noon Eastern time (or earlier if the Fund closes early) ("cut-off time"), you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Agency Shares of the Fund, if the Fund (or its designee) accepts your redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.

                                                               Account Policies

The Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                Type of Distribution          Federal Tax Status
                ------------------------------------------------
                Dividends from net investment  ordinary income
                income
                Short-term capital gains       ordinary income

The Fund does not expect to realize long-term capital gains or losses. Distributions from the Fund are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

PURCHASING AND REDEEMING AGENCY SHARES

If the Fund (or its designee) accepts your purchase or redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase or redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.

                         Minimum investment requirements
                         -------------------------------
                         Initial investment  $5,000,000

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-426-9363.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426-9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.

The Funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The Funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the transfer agent or its designee before the close of business. In order for the Advisor to manage each Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.


Account Policies

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.

Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Exchange minimums You may exchange shares between the Fund in this Prospectus and any other BNY Hamilton Fund. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

ABUSIVE TRADING

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this Prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this Prospectus.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.


                                                               Account Policies

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is
entitled to a fee from the Fund at the annual rate of 0.    % of the Fund's
average daily net assets.

A discussion of the basis for the Directors' approval of the Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.

PORTFOLIO MANAGER

BNY Hamilton Tax-Exempt Money Fund is managed by Frank Monasterio, who is a Senior Portfolio Manager within the Short-Term Money Management Department of the Advisor. He began his career at the Bank in 1976 and has been managing short-term portfolios since 1988. He is a specialist in tax-exempt securities. Mr. Monasterio has managed the BNY Hamilton New York Tax-Exempt Money Fund since its inception in 2002.


Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
                                     [LOGO]
                                       BNY
                                    HAMILTON
                                      FUNDS
                        ADVISED BY THE BANK OF NEW YORK

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS

These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.

PORTFOLIO HOLDINGS

Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.
YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-06654
                                     [LOGO]
                                       BNY
                                    HAMILTON
                                      FUNDS
                        ADVISED BY THE BANK OF NEW YORK

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                                                                 XX/06 BNY-XXXX

[LOGO] BNY
HAMILTON

                                  PROSPECTUS


                               DECEMBER 29, 2006

                                    [GRAPHIC]







   TAX-EXEMPT MONEY FUND

   CLASSIC SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton Tax-Exempt Money Fund


SERVICES PROVIDED

 8  Services Provided


ACCOUNT POLICIES

 9  Daily NAV Calculation

 9  Distribution (12b-1) Plan

 9  Opening an Account/Purchasing Shares

12  Making Exchanges/Redeeming Shares

13  Distributions and Tax Considerations

14  Abusive Trading

14  Investment Advisor

14  Portfolio Manager

 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 TAX-EXEMPT MONEY FUND

     CUSIP Number: Classic Shares

BNY HAMILTON

 TAX-EXEMPT MONEY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders of the Fund with as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and liquidity. This investment objective is fundamental (i.e., subject to change only by shareholder approval).

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The Fund may not hold an investment with more than 397 days remaining to maturity (as determined under Rule 2a-7 under the Investment Company Act of 1940) and maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.

The Fund primarily invests in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. Municipal Obligations are debt obligations issued by a state or territory of the United States (including the District of Columbia) or a politicial subdivision, public instrumentality, agency, or other governmental unit of such a state or territory (e.g., county, city, town, village, district and authority). Municipal Obligations in which the Fund may invest include: general obligation notes and bonds; tax-exempt commercial paper; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; private activity bonds, such as industrial development bonds; revenue bonds, bond anticipation notes, revenue anticipation notes; and participations in pools of municipal obligations.

Consistent with its investment objective, the Fund:

.. as a fundamental policy, will invest, under normal circumstances, at least
  80% of its Assets in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. "Assets" means net assets plus the amount of borrowings for investment purposes;

.. may invest up to 20% of the Fund's Assets in high quality money market investments the interest income on which is subject to federal income tax and/or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above;

.. may acquire stand-by commitments (Municipal Puts) from banks with respect to Municipal Obligations purchased on behalf of the Fund. The Fund intends to acquire the Municipal Puts solely to facilitate portfolio liquidity; and

.. may invest to a significant extent in securities with floating or variable rates of interest.

As a temporary defensive measure, the Fund may invest more than 20% of its assets in high quality money market investments subject to federal income tax or the federal alternative minimum tax. To the extent that the Fund might do so, it may not meet its investment objective of a high level of current tax-free income.

                                             BNY Hamilton Tax-Exempt Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price. The yields on floating and variable rate securities will vary as interest rates change.

There can be no assurance that the investment objective of the Fund will be achieved. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. Such factors may include economic or policy changes, erosion of the tax base and legislative changes, especially those changes regarding taxation or tax policy, as well as changes in the rights of municipal security holders.

In addition, changes in the financial condition of an issuer or credit support provider, changes in specific economic or political conditions that affect a particular type of issuer and changes in general economic or political conditions can affect a security's credit quality or value.

Any debt securities held by the Fund can be downgraded in credit rating or go into default. In addition, a revenue bond in the Fund's portfolio can default if its underlying revenue stream fails. This can happen even while the bond issuer remains solvent.

The Fund also may invest to a limited degree in Municipal Puts. Municipal Puts are subject to certain risks, which include the issuer's potential inability to pay when the commitment is exercised, the potential that the commitment is not marketable and the likelihood that the maturity of the underlying obligation will differ from that of the commitment. Investments in Municipal Puts raise certain tax issues that may not be present in direct investments in Municipal Obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

Political or legal actions could change the tax-exempt status of the Fund's dividends, potentially making previously tax-exempt dividends taxable. Also, to the extent that the Fund invests in taxable Municipal Obligations, a portion of its income would be subject to regular federal income taxation. In addition, dividends attributable to the interest on certain taxable municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax and may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


BNY Hamilton Tax-Exempt Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.

                Fee table (% of average net assets)
                ------------------------------------------------

                                                         Classic
                                                         Shares
                ------------------------------------------------
                Shareholder Fees                           None

                Annual Operating Expenses (expenses that
                 are deducted from fund assets)
                ------------------------------------------------
                Management fee
                Distribution (12b-1) fees                  0.25
                Servicing fee                              0.30
                Other expenses/(a)/

                Total annual operating expenses/(b)/

(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Classic Shares'
   "Total annual operating expenses" to   % of the Fund's average daily net
   assets allocable to the Classic Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                         Expenses on a $10,000 investment* ($)
                         ---------------------------------------------

                                                1 Year         3 Years
                         ---------------------------------------------
                         Classic Shares           $               $

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Classic Shares.


                                             BNY Hamilton Tax-Exempt Money Fund

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS

The Fund has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Classic Shares of the Fund for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Fund pays the institutions 0.30% (annualized) of the average daily net asset value of their customers' Classic Shares. The amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Classic Shares of the Fund.

Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' other investment accounts in Classic Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in the Fund. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Classic Shares of the Fund. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

Services Provided

ACCOUNT POLICIES


DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at noon Eastern time on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Fund is open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Fund) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, the Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

The Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether the Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event the Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by the Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.

DISTRIBUTION (12b-1) PLAN

The directors have adopted a 12b-1 distribution plan with respect to the Classic Shares of the Fund in this Prospectus. The plans permit the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.25% of the annual average daily net assets of Classic Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

OPENING AN ACCOUNT/PURCHASING SHARES

               Minimum investment requirements
               --------------------------------------------------

                                Minimum       Minimum
                                initial     continuing    Minimum
               Account Type    investment   investments   balance
               --------------------------------------------------
               IRA               $  250        $ 25         N/A
               Regular Account   $2,000        $100        $500
               Automatic
                Investment
                Program          $  500        $ 50         N/A
               Government
                Direct Deposit             minimum $100;
                Program*         $  250   maximum $50,000

Note: Employees and retirees of The Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

*For federal employees and investors who receive Social Security or certain other payments from the federal government.

                                                               Account Policies

Open an account                                    Add to your investment
----------------------------------------------------------------------------------------------------------------

Mail
----------------------------------------------------------------------------------------------------------------
Send completed new account application and a       Send a check payable directly to BNY Hamilton Funds,
check payable directly to each Fund you want to    Inc. to:
invest in to:
BNY Hamilton Funds, Inc.                           BNY Hamilton Funds, Inc.
P.O. Box 182785                                    P.O. Box 182785
Columbus, OH 43218-2785                            Columbus, OH 43218-2785
For all enrollment forms, call 1-800-426-9363.     If possible, include a tear-off payment stub from one of your transaction confirmation statements.

Wire
----------------------------------------------------------------------------------------------------------------
The Funds do not charge a fee for wire
transactions, but your bank may.
Mail your completed new account application to
the Ohio address above. Call the transfer agent
at 800-952-6276 for an account number.
Instruct your bank to wire funds to a new account  Instruct your bank to wire funds to:
at:
The Bank of New York                               The Bank of New York
New York, NY 10286                                 New York, NY 10286
ABA: 021000018                                     ABA: 021000018
BNY Hamilton Funds                                 BNY Hamilton Funds
DDA 8900275847                                     DDA 8900275847
Attn: [your Fund]                                  Attn: [your Fund]
Ref: [your name, account number and taxpayer ID]   Ref: [your name, account number and taxpayer ID]

Phone
----------------------------------------------------------------------------------------------------------------
N/A                                                Call 1-800-426-9363.
                                                   You must provide the required information about your bank
                                                   on your new account application, or in a signature guaranteed letter. Your bank must be a member of the ACH (Automated
                                                   Clearing House) system.

Dealer
----------------------------------------------------------------------------------------------------------------
Note: a broker-dealer may charge a fee.
Contact your broker-dealer.                        Contact your broker-dealer.

Automatic Investment Program
----------------------------------------------------------------------------------------------------------------
Automatic investments are withdrawn from your
bank account on a monthly or biweekly basis.
Make an initial investment of at least $500 by     Once you specify a dollar amount (minimum $50),
whatever method you choose. Be sure to fill in     investments are automatic.
the information required in section 3e of your
new account application.
Your bank must be a member of the ACH (Automated   You can modify or terminate this service at any time by
Clearing House) system.                            mailing a notice to:
                                                   BNY Hamilton Funds, Inc.
                                                   P.O. Box 182785
                                                   Columbus, OH 43218-2785

Account Policies

Open an account                                    Add to your investment
--------------------------------------------------------------------------------------------------------------

Government Direct Deposit Program
--------------------------------------------------------------------------------------------------------------
For federal employees and investors who receive
social security or certain other payments from
the federal government.
Call 1-800-426-9363 for instructions on how to     Once you are enrolled, investments are automatic.
enroll.
                                                   You can terminate the service at any time by contacting the appropriate federal agency.

If a Fund (or its designee) accepts your purchase order by noon Eastern time (or earlier if the Fund closes early) ("cut-off time"), we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426- 9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.

Purchases by personal check Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. Additionally, bank starter checks are not accepted for the initial purchase into the Funds. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until your purchase check clears, which may take up to ten business days.

Wire transactions The Funds do not charge a fee for wire transfers from your bank to the Funds. However, your bank may charge a service fee for wiring funds.

                                                               Account Policies

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between mutual funds (minimum   To redeem shares
$500)
-------------------------------------------------------------------------------------------------------------------

Phone
-------------------------------------------------------------------------------------------------------------------
Call 1-800-426-9363.                               Call 1-800-426-9363.
                                                   The proceeds can be wired to your bank account two business days after your redemption request, or a check can be mailed to you at the address of record on the following business day.

Mail
-------------------------------------------------------------------------------------------------------------------
The Funds do not charge a fee for wire
transactions, but your bank may.
Your instructions should include:                  Your instructions should include:
.. your account number                              .your account number
.. names of the Funds and number of shares or       .names of the Funds and number of shares or dollar amount
  dollar amount you want to exchange.               you want to exchange.
                                                   A signature guarantee is required whenever:
                                                   .you redeem more than $50,000
                                                   .you want to send proceeds to a different address or to differ-
                                                    ent banking institutions than what is on file.
                                                   .you have changed your account address within the last 10
                                                    days

Dealer
-------------------------------------------------------------------------------------------------------------------
Contact your broker-dealer.                        Contact your broker-dealer.

Systematic Withdrawal
-------------------------------------------------------------------------------------------------------------------
Requires $10,000 minimum fund balance              You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:
                                                   .declining balance
                                                   .fixed dollar amount
                                                   .fixed share quantity
                                                   .fixed percentage of your account
                                                   Call 1-800-426-9363 for details.

If the Fund (or its designee) accepts your redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund will give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between the Fund in this Prospectus and any other BNY Hamilton Fund. From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when

Account Policies
you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new Fund, you must also exchange enough shares to meet the minimum balance requirement.

Checkwriting privileges Checkwriting privileges are available by request to shareholders of the Funds. The minimum check amount is $500. There is no fee for writing checks, but the Funds will charge for stop payments or overdrafts. You cannot close your account by writing a check. The Funds reserve the right to impose a fee or terminate this service upon notice to shareholders.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee. A signature guarantee is required whenever:

.. you redeem more than $50,000

.. you want to send proceeds to a different address or to different banking instructions than what is on file

.. you have changed your account address within the last 10 days

Reserved Rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.

Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Classic Shares of the Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Classic Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Classic Shares of the Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Classic Shares of the Fund, that if the Fund (or its designee) accepts your purchase order on a business day by the Fund's cut-off time, you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Classic Shares of the Fund, if the Fund (or its designee) accepts your redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.

                                                               Account Policies

The Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                  Type of Distribution     Federal Tax Status
                  -------------------------------------------
                  Dividends from net        Ordinary income
                  investment income
                  Short-term capital gains  Ordinary income

The Fund does not expect to realize long-term capital gains or losses. Distributions from the Fund are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

ABUSIVE TRADING

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this prospectus.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is entitled to a fee from the Fund at the annual rate of % of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of the Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.

PORTFOLIO MANAGER

BNY Hamilton Tax-Exempt Money Fund is managed by Frank Monasterio, who is a Senior Portfolio Manager within the Short-Term Money Management Department of the Advisor. He began his career at the Bank in 1976 and has been managing short-term portfolios since 1988. He is a specialist in tax-exempt securities. Mr. Monasterio has managed the BNY Hamilton New York Tax-Exempt Money Fund since its inception in 2002.


Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.

[LOGO]

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS

These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.

PORTFOLIO HOLDINGS

Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request on uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-06654
[LOGO]

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                                                                XX/06  BNY-XXXX

                                    [GRAPHIC]

                                  BNY
HAMILTON

                                  PROSPECTUS


                               DECEMBER 29, 2006

                                    [GRAPHIC]






   TAX-EXEMPT
   MONEY FUND

   HAMILTON SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton Tax-Exempt Money Fund


SERVICES PROVIDED

 8  Services Provided


ACCOUNT POLICIES

 9  Daily NAV Calculation

 9  Distributions and Tax Considerations

10  Purchasing and Redeeming Hamilton Shares

11  Abusive Trading

12  Investment Advisor

12  Portfolio Manager

 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 TAX-EXEMPT MONEY FUND

     CUSIP Number: Hamilton Shares ____________

BNY HAMILTON

 TAX-EXEMPT MONEY
 FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders of the Fund with as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and liquidity. This investment objective is fundamental (i.e., subject to change only by shareholder approval).

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The Fund may not hold an investment with more than 397 days remaining to maturity (as determined under Rule 2a-7 under the Investment Company Act of 1940) and maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.

The Fund primarily invests in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. Municipal Obligations are debt obligations issued by a state or territory of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, or other governmental unit of such a state or territory (e.g., county, city, town, village, district and authority). Municipal Obligations in which the Fund may invest include: general obligation notes and bonds; tax-exempt commercial paper; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; private activity bonds, such as industrial development bonds; revenue bonds, bond anticipation notes, revenue anticipation notes; and participations in pools of municipal obligations.

Consistent with its investment objective, the Fund:

.. as a fundamental policy, will invest, under normal circumstances, at least
  80% of its Assets in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. "Assets" means net assets plus the amount of borrowings for investment purposes;

.. may invest up to 20% of the Fund's Assets in high quality money market investments the interest income on which is subject to federal income tax and/or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above;

.. may acquire stand-by commitments (Municipal Puts) from banks with respect to Municipal Obligations purchased on behalf of the Fund. The Fund intends to acquire the Municipal Puts solely to facilitate portfolio liquidity; and

.. may invest to a significant extent in securities with floating or variable rates of interest.

As a temporary defensive measure, the Fund may invest more than 20% of its assets in high quality money market investments subject to federal income tax or the federal alternative minimum tax. To the extent that the Fund might do so, it may not meet its investment objective of a high level of current tax-free income.

                                             BNY Hamilton Tax-Exempt Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short- term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price. The yields on floating and variable rate securities will vary as interest rates change.

There can be no assurance that the investment objective of the Fund will be achieved. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. Such factors may include economic or policy changes, erosion of the tax base and legislative changes, especially those changes regarding taxation or tax policy, as well as changes in the rights of municipal security holders.

In addition, changes in the financial condition of an issuer or credit support provider, changes in specific economic or political conditions that affect a particular type of issuer and changes in general economic or political conditions can affect a security's credit quality or value.

Any debt securities held by the Fund can be downgraded in credit rating or go into default. In addition, a revenue bond in the Fund's portfolio can default if its underlying revenue stream fails. This can happen even while the bond issuer remains solvent.

The Fund also may invest to a limited degree in Municipal Puts. Municipal Puts are subject to certain risks, which include the issuer's potential inability to pay when the commitment is exercised, the potential that the commitment is not marketable and the likelihood that the maturity of the underlying obligation will differ from that of the commitment. Investments in Municipal Puts raise certain tax issues that may not be present in direct investments in Municipal Obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

Political or legal actions could change the tax-exempt status of the Fund's dividends, potentially making previously tax-exempt dividends taxable. Also, to the extent that the Fund invests in taxable Municipal Obligations, a portion of its income would be subject to regular federal income taxation. In addition, dividends attributable to the interest on certain taxable municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax and may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


BNY Hamilton Tax-Exempt Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.

               Fee table (% of average net assets)
               -------------------------------------------------

                                                        Hamilton
                                                         Shares
               -------------------------------------------------
               Shareholder Fees                           None

               Annual Operating Expenses (expenses that
                are deducted from fund assets)
               -------------------------------------------------
               Management fee                               0.
               Servicing fee                              0.05
               Other expenses/(a)/                          0.

               Total annual operating expenses/(b)/         0.

(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Hamilton Shares' "Total annual operating expenses" to 0. % of the Fund's average daily net assets allocable to the Hamilton Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                         Expenses on a $10,000 investment* ($)
                         -------------------------------------

                                            1 Year   3 Years
                         -------------------------------------
                         Hamilton Shares      $         $

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Hamilton Shares.


                                             BNY Hamilton Tax-Exempt Money Fund

SERVICES PROVIDED


SHAREHOLDER SERVICING PLANS

The Fund has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Hamilton Shares of the Fund for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Fund pays the institutions 0.05% (annualized) of the average daily net asset value of their customers' Hamilton Shares.

Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' cash balances in other investment accounts in Hamilton Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in the Fund. If so, they are required to disclose them. Their customers should read this Prospectus along with the terms governing their accounts.

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

Services Provided

ACCOUNT POLICIES


DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at noon Eastern time on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Fund is open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Fund) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, the Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

The Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether the Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event the Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by the Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Hamilton Shares of the Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Hamilton Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Hamilton Shares of the Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Hamilton Shares of each Fund, that if the Fund (or its designee) accepts your purchase order on a business day by noon Eastern time (or earlier if the Fund closes early) ("cut-off time"), you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Hamilton Shares of the Fund, if the Fund (or its designee) accepts your redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the

                                                               Account Policies

Fund's cut-off time, you will earn dividends until, but not including, the next business day.

The Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                Type of Distribution          Federal Tax Status
                ------------------------------------------------
                Dividends from net investment  Ordinary income
                income
                Short-term capital gains       Ordinary income

The Fund does not expect to realize long-term capital gains or losses. Distributions from the Funds are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

PURCHASING AND REDEEMING HAMILTON SHARES

If the Fund (or its designee) accepts your purchase or redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase or redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.

                         Minimum investment requirements
                         -------------------------------

                         Initial investment  $10,000,000
                         -------------------------------

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-426-9363.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426- 9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.

The Funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.


Account Policies

The Funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the transfer agent or its designee before the close of business. In order for the Advisor to manage each Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.

Customer identification program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Exchange minimums You may exchange shares between the Fund in this Prospectus and any other BNY Hamilton Fund. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

ABUSIVE TRADING

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this Prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this Prospectus.


                                                               Account Policies

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is entitled to a fee from the Fund at the annual rate of 0. % of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of the Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.

PORTFOLIO MANAGER

BNY Hamilton Tax-Exempt Money Fund is managed by Frank Monasterio, who is a Senior Portfolio Manager within the Short-Term Money Management Department of the Advisor. He began his career at the Bank in 1976 and has been managing short-term portfolios since 1988. He is a specialist in tax-exempt securities. Mr. Monasterio has managed the BNY Hamilton New York Tax-Exempt Money Fund since its inception in 2002.



Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO]

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS

These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.

PORTFOLIO HOLDINGS

Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-06654
[LOGO]       BNY
          HAMILTON
           FUNDS
ADVISED BY THE BANK OF NEW YORK

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                                                                 XX/06 BNY-XXXX

                                    [GRAPHIC]

                                  BNY
HAMILTON

                                  PROSPECTUS


                               DECEMBER 29, 2006

                                    [GRAPHIC]







   TAX-EXEMPT
   MONEY FUND

   INSTITUTIONAL SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton Tax-Exempt Money Fund


ACCOUNT POLICIES

 8  Daily NAV Calculation

 8  Distributions and Tax Considerations

 9  Purchasing and Redeeming Institutional Shares

10  Abusive Trading

11  Investment Advisor

11  Portfolio Manager

12  Additional Information About the Funds' Investment Strategies

 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 TAX-EXEMPT MONEY FUND

     CUSIP Number: Institutional Shares

BNY HAMILTON

 TAX-EXEMPT MONEY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders of the Fund with as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and liquidity. This investment objective is fundamental (i.e., subject to change only by shareholder approval).

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The Fund may not hold an investment with more than 397 days remaining to maturity (as determined under Rule 2a-7 under the Investment Company Act of 1940) and maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.

The Fund primarily invests in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. Municipal Obligations are debt obligations issued by a state or territory of the United States (including the District of Columbia) or a politicial subdivision, public instrumentality, agency, or other governmental unit of such a state or territory (e.g., county, city, town, village, district and authority). Municipal Obligations in which the Fund may invest include: general obligation notes and bonds; tax-exempt commercial paper; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; private activity bonds, such as industrial development bonds; revenue bonds, bond anticipation notes, revenue anticipation notes; and participations in pools of municipal obligations.

Consistent with its investment objective, the Fund:

.. as a fundamental policy, will invest, under normal circumstances, at least
  80% of its Assets in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. "Assets" means net assets plus the amount of borrowings for investment purposes;

.. may invest up to 20% of the Fund's Assets in high quality money market investments the interest income on which is subject to federal income tax and/or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above;

.. may acquire stand-by commitments (Municipal Puts) from banks with respect to Municipal Obligations purchased on behalf of the Fund. The Fund intends to acquire the Municipal Puts solely to facilitate portfolio liquidity; and

.. may invest to a significant extent in securities with floating or variable rates of interest.

As a temporary defensive measure, the Fund may invest more than 20% of its assets in high quality money market investments subject to federal income tax or the federal alternative minimum tax. To the extent that the Fund might do so, it may not meet its investment objective of a high level of current tax-free income.

                                             BNY Hamilton Tax-Exempt Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price. The yields on floating and variable rate securities will vary as interest rates change.

There can be no assurance that the investment objective of the Fund will be achieved. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. Such factors may include economic or policy changes, erosion of the tax base and legislative changes, especially those changes regarding taxation or tax policy, as well as changes in the rights of municipal security holders.

In addition, changes in the financial condition of an issuer or credit support provider, changes in specific economic or political conditions that affect a particular type of issuer and changes in general economic or political conditions can affect a security's credit quality or value.

Any debt securities held by the Fund can be downgraded in credit rating or go into default. In addition, a revenue bond in the Fund's portfolio can default if its underlying revenue stream fails. This can happen even while the bond issuer remains solvent.

The Fund also may invest to a limited degree in Municipal Puts. Municipal Puts are subject to certain risks, which include the issuer's potential inability to pay when the commitment is exercised, the potential that the commitment is not marketable and the likelihood that the maturity of the underlying obligation will differ from that of the commitment. Investments in Municipal Puts raise certain tax issues that may not be present in direct investments in Municipal Obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

Political or legal actions could change the tax-exempt status of the Fund's dividends, potentially making previously tax-exempt dividends taxable. Also, to the extent that the Fund invests in taxable Municipal Obligations, a portion of its income would be subject to regular federal income taxation. In addition, dividends attributable to the interest on certain taxable municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax and may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


BNY Hamilton Tax-Exempt Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.

             Fee table (% of average net assets)
             ------------------------------------------------------

                                                      Institutional
                                                         Shares
             ------------------------------------------------------
             Shareholder Fees                              None

             Annual Operating Expenses (expenses that
              are deducted from fund assets)
             ------------------------------------------------------
             Management fee                                  0.
             Servicing fee                                 None
             Other expenses/(a)/                             0.
             Total annual operating expenses/(b)/            0.

(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Institutional Shares' "Total annual operating expenses" to 0. % of the Fund's average daily net assets allocable to the Institutional Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                      Expenses on a $10,000 investment* ($)
                      ---------------------------------------------

                                                1 Year      3 Years
                      ---------------------------------------------
                      Institutional Shares        $            $

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Institutional Shares.


                                             BNY Hamilton Tax-Exempt Money Fund

ACCOUNT POLICIES


DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at noon Eastern time on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Fund is open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Fund) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, the Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

The Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether the Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event the Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by the Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.

WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Institutional Shares of the Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Institutional Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Institutional Shares of the Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Institutional Shares of the Fund, that if the Fund (or its designee) accepts your purchase order on a business day by noon Eastern time (or earlier

ACCOUNT POLICIES
if the Fund closes early) ("cut-off time"), you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Institutional Shares of the Fund, if the Fund (or its designee) accepts your redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.

The Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                Type of Distribution          Federal Tax Status
                ------------------------------------------------
                Dividends from net investment  ordinary income
                income
                Short-term capital gains       ordinary income

The Fund does not expect to realize long-term capital gains or losses. Distributions from the Funds are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

PURCHASING AND REDEEMING INSTITUTIONAL SHARES

If the Fund (or its designee) accepts your purchase or redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase or redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.

                         Minimum investment requirements
                         -------------------------------

                         Initial investment  $50,000,000
                         -------------------------------

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-426-9363.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426-9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.

The Funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges


                                                               ACCOUNT POLICIES
are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The Funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the transfer agent or its designee before the close of business. In order for the Advisor to manage each Fund most effectively, investors are urged to initiate redemptions early in the day, if possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.

Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Exchange minimums You may exchange shares between the Funds in this Prospectus and any other BNY Hamilton Fund. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

ABUSIVE TRADING

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this Prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this Prospectus.


ACCOUNT POLICIES

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is entitled to a fee from the Fund at the annual rate of 0. % of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of the Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.

PORTFOLIO MANAGER

BNY Hamilton Tax-Exempt Money Fund is managed by Frank Monasterio, who is a Senior Portfolio Manager within the Short-Term Money Management Department of the Advisor. He began his career at the Bank in 1976 and has been managing short-term portfolios since 1988. He is a specialist in tax-exempt securities. Mr. Monasterio has managed the BNY Hamilton New York Tax-Exempt Money Fund since its inception in 2002.


                                                               ACCOUNT POLICIES

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO]

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS

These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.

PORTFOLIO HOLDINGS

Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.
YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-06654
[LOGO]       BNY
          HAMILTON
           FUNDS
ADVISED BY THE BANK OF NEW YORK

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                                                                XX/06  BNY-XXXX

                                    [GRAPHIC]

                                  BNY HAMILTON

                                  PROSPECTUS


                               DECEMBER 29, 2006

                            [LOGO] BNY HAMILTON FUNDS







   TAX-EXEMPT
   MONEY FUND

   PREMIER SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton Tax-Exempt Money Fund


SERVICES PROVIDED

 8  Services Provided


ACCOUNT POLICIES

 9  Daily NAV Calculation

 9  Distributions and Tax Considerations

10  Purchasing and Redeeming Premier Shares

11  Abusive Trading

11  Investment Advisor

12  Portfolio Manager

 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 TAX-EXEMPT MONEY FUND

     CUSIP Number: Premier Shares

BNY HAMILTON

 TAX-EXEMPT MONEY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders of the Fund with as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and liquidity. This investment objective is fundamental (i.e., subject to change only by shareholder approval).

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The Fund may not hold an investment with more than 397 days remaining to maturity (as determined under Rule 2a-7 under the Investment Company Act of 1940) and maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.

The Fund primarily invests in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. Municipal Obligations are debt obligations issued by a state or territory of the United States (including the District of Columbia) or a politicial subdivision, public instrumentality, agency, or other governmental unit of such a state or territory (e.g., county, city, town, village, district and authority). Municipal Obligations in which the Fund may invest include: general obligation notes and bonds; tax-exempt commercial paper; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; private activity bonds, such as industrial development bonds; revenue bonds, bond anticipation notes, revenue anticipation notes; and participations in pools of municipal obligations.

Consistent with its investment objective, the Fund:

.. as a fundamental policy, will invest, under normal circumstances, at least
  80% of its Assets in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. "Assets" means net assets plus the amount of borrowings for investment purposes;

.. may invest up to 20% of the Fund's Assets in high quality money market investments the interest income on which is subject to federal income tax and/or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above;

.. may acquire stand-by commitments (Municipal Puts) from banks with respect to Municipal Obligations purchased on behalf of the Fund. The Fund intends to acquire the Municipal Puts solely to facilitate portfolio liquidity; and

.. may invest to a significant extent in securities with floating or variable rates of interest.

As a temporary defensive measure, the Fund may invest more than 20% of its assets in high quality money market investments subject to federal income tax or the federal alternative minimum tax. To the extent that the Fund might do so, it may not meet its investment objective of a high level of current tax-free income.

                                             BNY Hamilton Tax-Exempt Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price. The yields on floating and variable rate securities will vary as interest rates change.

There can be no assurance that the investment objective of the Fund will be achieved. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. Such factors may include economic or policy changes, erosion of the tax base and legislative changes, especially those changes regarding taxation or tax policy, as well as changes in the rights of municipal security holders.

In addition, changes in the financial condition of an issuer or credit support provider, changes in specific economic or political conditions that affect a particular type of issuer and changes in general economic or political conditions can affect a security's credit quality or value.

Any debt securities held by the Fund can be downgraded in credit rating or go into default. In addition, a revenue bond in the Fund's portfolio can default if its underlying revenue stream fails. This can happen even while the bond issuer remains solvent.

The Fund also may invest to a limited degree in Municipal Puts. Municipal Puts are subject to certain risks, which include the issuer's potential inability to pay when the commitment is exercised, the potential that the commitment is not marketable and the likelihood that the maturity of the underlying obligation will differ from that of the commitment. Investments in Municipal Puts raise certain tax issues that may not be present in direct investments in Municipal Obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

Political or legal actions could change the tax-exempt status of the Fund's dividends, potentially making previously tax-exempt dividends taxable. Also, to the extent that the Fund invests in taxable Municipal Obligations, a portion of its income would be subject to regular federal income taxation. In addition, dividends attributable to the interest on certain taxable municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax and may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.



BNY Hamilton Tax-Exempt Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.

                  Fee table (% of average net assets)
                  --------------------------------------------

                                                       Premier
                                                       Shares
                  --------------------------------------------
                  Shareholder Fees                       None

                  Annual Operating Expenses (expenses
                   that are deducted from fund assets)
                  --------------------------------------------
                  Management fee                           0.
                  Servicing fee                        0.  30
                  Other expenses/(a)/                      0.
                  Total annual operating expenses/(b)/     0.

(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Premier Shares' "Total annual operating expenses" to 0. % of the Fund's average daily net assets allocable to the Premier Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.
The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                         Expenses on a $10,000 investment* ($)
                         ---------------------------------------------

                                                1 Year         3 Years
                         ---------------------------------------------
                         Premier Shares           $               $

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Premier Shares.


                                             BNY Hamilton Tax-Exempt Money Fund

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS

The Fund has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Premier Shares of the Fund for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Fund pays the institutions 0.30% (annualized) of the average daily net asset value of their customers' Premier Shares. The amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Premier Shares of the Fund.

Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' cash balances in other investment accounts in Premier Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in the Fund. If so, they are required to disclose them. Their customers should read this Prospectus along with the terms governing their accounts.

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Premier Shares of the Fund. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

SERVICES PROVIDED

ACCOUNT POLICIES

DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at noon Eastern time on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Fund is open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Fund) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, the Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

The Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether the Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event the Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by the Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Premier Shares of the Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Premier Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Premier Shares of the Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Premier Shares of the Fund, that if the Fund (or its designee) accepts your purchase order on a business day by noon Eastern time (or earlier if the Fund closes early) ("cut-off time"), you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Premier Shares of the Fund, if the Fund (or its designee) accepts your redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.

                                                               ACCOUNT POLICIES

The Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                Type of Distribution          Federal Tax Status
                ------------------------------------------------
                Dividends from net investment  ordinary income
                income
                Short-term capital gains       ordinary income

The Fund does not expect to realize long-term capital gains or losses. Distributions from the Funds are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

PURCHASING AND REDEEMING PREMIER SHARES

If the Fund (or its designee) accepts your purchase or redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase or redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.

                         Minimum investment requirements
                         -------------------------------
                         Initial investment  $1,000,000

The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-426-9363.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426- 9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.

The Funds do not impose any fee for direct purchase or redemption orders, but broker-dealers may charge a fee for these services. Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until the purchase check clears, which may take up to ten business days.

Investors are entitled to purchase, exchange or redeem shares by telephone at no charge. Telephone privileges are not available for ten days following a change of address. You must notify the transfer agent in writing if you want to disable telephone transactions.

The Funds do not issue share certificates.

Redemption proceeds are normally wired to the redeeming shareholder on the same business day, if the order is received by the transfer agent or its designee before the close of business. In order for the Advisor to manage each Fund most effectively, investors are urged to initiate redemptions early in the day, if


ACCOUNT POLICIES
possible, and to notify the transfer agent at least one day in advance for redemptions of more than $5 million.

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.

Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Exchange minimums You may exchange shares between the Fund in this Prospectus and any other BNY Hamilton Fund. If you will be investing in a new Fund, you must exchange enough shares to meet the minimum balance requirement.

To make an exchange for Institutional Shares of any other BNY Hamilton Fund, contact your Bank of New York representative.

From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when you make an exchange.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

ABUSIVE TRADING

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this Prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this Prospectus.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of


                                                               Account Policies

New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is entitled to a fee from the Fund at the annual rate of 0. % of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of the Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.

PORTFOLIO MANAGER

BNY Hamilton Tax-Exempt Money Fund is managed by Frank Monasterio, who is a Senior Portfolio Manager within the Short-Term Money Management Department of the Advisor. He began his career at the Bank in 1976 and has been managing short-term portfolios since 1988. He is a specialist in tax-exempt securities. Mr. Monasterio has managed the BNY Hamilton New York Tax-Exempt Money Fund since its inception in 2002.


Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO] BNY  HAMILTON FUNDS

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS

These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.

PORTFOLIO HOLDINGS

Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact the funds at 1-800-426-9363 to obtain a copy. A description of the Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-06654

[LOGO]

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                                                                XX/06  BNY-XXXX

[LOGO] BNY
HAMILTON

                                  PROSPECTUS


                               DECEMBER 29, 2006

                                    [GRAPHIC]

BNY
HAMILTON
FUNDS
ADVISED BY THE BANK OF NEW YORK






   TAX-EXEMPT MONEY FUND

   RETAIL SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUNDS

 5  BNY Hamilton Tax-Exempt Money Fund


SERVICES PROVIDED

 8  Services Provided


ACCOUNT POLICIES

 9  Daily NAV Calculation

 9  Distribution (12b-1) Plan

 9  Opening an Account/Purchasing Shares

12  Making Exchanges/Redeeming Shares

13  Distributions and Tax Considerations

14  Abusive Trading

14  Investment Advisor

14  Portfolio Manager

 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 TAX-EXEMPT MONEY FUND

     CUSIP Number: Retail Shares

BNY HAMILTON

 TAX-EXEMPT MONEY FUND

INVESTMENT OBJECTIVE

The Fund seeks to provide shareholders of the Fund with as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and liquidity. This investment objective is fundamental (i.e., subject to change only by shareholder approval).

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The Fund may not hold an investment with more than 397 days remaining to maturity (as determined under Rule 2a-7 under the Investment Company Act of 1940) and maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole.

The Fund primarily invests in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. Municipal Obligations are debt obligations issued by a state or territory of the United States (including the District of Columbia) or a politicial subdivision, public instrumentality, agency, or other governmental unit of such a state or territory (e.g., county, city, town, village, district and authority). Municipal Obligations in which the Fund may invest include: general obligation notes and bonds; tax-exempt commercial paper; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; private activity bonds, such as industrial development bonds; revenue bonds, bond anticipation notes, revenue anticipation notes; and participations in pools of municipal obligations.

Consistent with its investment objective, the Fund:

.. as a fundamental policy, will invest, under normal circumstances, at least
  80% of its Assets in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. "Assets" means net assets plus the amount of borrowings for investment purposes;

.. may invest up to 20% of the Fund's Assets in high quality money market investments the interest income on which is subject to federal income tax and/or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above;

.. may acquire stand-by commitments (Municipal Puts) from banks with respect to Municipal Obligations purchased on behalf of the Fund. The Fund intends to acquire the Municipal Puts solely to facilitate portfolio liquidity; and

.. may invest to a significant extent in securities with floating or variable rates of interest.

As a temporary defensive measure, the Fund may invest more than 20% of its assets in high quality money market investments subject to federal income tax or the federal alternative minimum tax. To the extent that the Fund might do so, it may not meet its investment objective of a high level of current tax-free income.

                                             BNY Hamilton Tax-Exempt Money Fund

MAIN INVESTMENT RISKS

The value of money market securities is most affected by short-term interest rates. An extreme rise in short-term interest rates could substantially decrease the value of the Fund's investments and jeopardize its $1 share price. The yields on floating and variable rate securities will vary as interest rates change.

There can be no assurance that the investment objective of the Fund will be achieved. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers.

The Fund's performance is affected by a variety of factors in the cities, states and regions in which it invests. Such factors may include economic or policy changes, erosion of the tax base and legislative changes, especially those changes regarding taxation or tax policy, as well as changes in the rights of municipal security holders.

In addition, changes in the financial condition of an issuer or credit support provider, changes in specific economic or political conditions that affect a particular type of issuer and changes in general economic or political conditions can affect a security's credit quality or value.

Any debt securities held by the Fund can be downgraded in credit rating or go into default. In addition, a revenue bond in the Fund's portfolio can default if its underlying revenue stream fails. This can happen even while the bond issuer remains solvent.

The Fund also may invest to a limited degree in Municipal Puts. Municipal Puts are subject to certain risks, which include the issuer's potential inability to pay when the commitment is exercised, the potential that the commitment is not marketable and the likelihood that the maturity of the underlying obligation will differ from that of the commitment. Investments in Municipal Puts raise certain tax issues that may not be present in direct investments in Municipal Obligations. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Fund.

Political or legal actions could change the tax-exempt status of the Fund's dividends, potentially making previously tax-exempt dividends taxable. Also, to the extent that the Fund invests in taxable Municipal Obligations, a portion of its income would be subject to regular federal income taxation. In addition, dividends attributable to the interest on certain taxable municipal bonds may be treated as a tax preference item for purposes of the alternative minimum tax and may result in (or may increase) shareholder liability for the alternative minimum tax.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.


BNY Hamilton Tax-Exempt Money Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history. To obtain current yield information, please call 1-800-426-9363 or visit www.bnyhamiltonfunds.com.

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return. Since this Fund is "no-load," shareholders pay no fees or out of pocket expenses.

                Fee table (% of average net assets)
                ------------------------------------------------

                                                         Classic
                                                         Shares
                ------------------------------------------------
                Shareholder Fees                           None

                Annual Operating Expenses (expenses that
                 are deducted from fund assets)
                ------------------------------------------------
                Management fee
                Distribution (12b-1) fees                  0.50
                Servicing fee                              0.30
                Other expenses/(a)/

                Total annual operating expenses/(b)/

(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Retail Shares' "Total
   annual operating expenses" to   % of the Fund's average daily net assets
   allocable to the Retail Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                          Expenses on a $10,000 investment* ($)
                          ---------------------------------------------

                                                 1 Year         3 Years
                          ---------------------------------------------
                          Retail Shares            $               $

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Retail Shares.


                                             BNY Hamilton Tax-Exempt Money Fund

SERVICES PROVIDED

SHAREHOLDER SERVICING PLANS

The Fund has entered into servicing agreements with certain institutions (shareholder organizations) that invest in Retail Shares of the Fund for their customers. Under these agreements, the institutions provide support services to their customers, and, in turn, the Fund pays the institutions 0.30% (annualized) of the average daily net asset value of their customers' Retail Shares. The amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Retail Shares of the Fund.

Services that the shareholder organizations are responsible for providing to their customers include the following:

.. aggregating and processing customer purchase and redemption orders, then placing net purchase and redemption orders with the distributor

.. providing automatic reinvestment of customers' other investment accounts in Retail Shares, if requested

.. processing customers' dividend payments

.. providing periodic statements to their customers

.. arranging for bank wires

.. providing adequate customer support facilities

.. performing all necessary sub-accounting

.. forwarding shareholder communications from the Funds

Some shareholder organizations may charge their customers additional fees for their services connected with investments in the Fund. If so, they are required to disclose them. Their customers should read this prospectus along with the terms governing their accounts.

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of the Fund's average net assets attributable to customers of those shareholder servicing agents.

WIRE ORDER PROCESSING

Wire order processing services for direct investors will be provided by the transfer agent. Shareholder organizations will provide similar services for their customers.

MONTHLY STATEMENTS

Shareholders receive monthly statements, reflecting all account activity, including dividends reinvested in additional shares or credited as cash. Shareholders will also receive confirmations of each purchase, exchange or redemption.

SWEEP FACILITY FOR AUTOMATIC REINVESTMENT

Accounts are automatically "swept" each day, and amounts above a pre-arranged minimum balance are invested in Retail Shares of the Fund. Further information on the sweep facility is available from the Advisor or from your shareholder organization.

Services Provided

ACCOUNT POLICIES


DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at noon Eastern time on each day that the Fund is open for business (each, a "business day"), although the Fund may not determine its NAV on a business day when no purchases or redemption orders are received. Generally, the Fund is open on each weekday (Monday through Friday) that both the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open. The Federal Reserve and/or the NYSE (and, therefore, the Fund) are closed on days when the following holidays are celebrated: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

On business days when the NYSE does not open or closes early due to unforeseeable circumstances, the Fund may elect to open or remain open, as applicable, if the Federal Reserve and the primary trading markets for the Fund's portfolio are open or remain open, as applicable, and the Advisor believes there is adequate liquidity.

The Fund also may close early on business days when the Bond Market Association
(BMA) recommends an early close of the bond markets and at the times recommended by the BMA for early closings on those business days. In general, the BMA recommends an early close of the bond markets at 2:00 p.m. Eastern time on the business day immediately before (and after, in the case of Thanksgiving) the day each holiday listed above is celebrated. For additional information about whether the Fund will close early in connection with a BMA recommendation, call 1-800-426-9363. In the event the Fund closes early in connection with a BMA recommendation, any purchase orders or redemption orders accepted by the Fund (or its designee) after the Fund's early close will be processed at the Fund's NAV calculated on the next business day.

Dividends and expenses accrue daily. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with the approval of the Funds' Board of Directors.

DISTRIBUTION (12b-1) PLAN

The directors have adopted a 12b-1 distribution plan with respect to the Retail Shares of the Fund in this Prospectus. The plans permit the Fund to reimburse the Distributor for distribution expenses in an amount up to 0.50% of the annual average daily net assets of Retail Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

OPENING AN ACCOUNT/PURCHASING SHARES

               Minimum investment requirements
               --------------------------------------------------

                                Minimum       Minimum
                                initial     continuing    Minimum
               Account Type    investment   investments   balance
               --------------------------------------------------
               IRA               $  250        $ 25         N/A
               Regular Account   $1,000        $100        $500
               Automatic
                Investment
                Program          $  500        $ 50         N/A
               Government
                Direct Deposit             minimum $100;
                Program*         $  250   maximum $50,000

Note: Employees and retirees of The Bank of the New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.

*For federal employees and investors who receive Social Security or certain other payments from the federal government.

                                                               Account Policies

Open an account                                    Add to your investment
----------------------------------------------------------------------------------------------------------------

Mail
----------------------------------------------------------------------------------------------------------------
Send completed new account application and a       Send a check payable directly to BNY Hamilton Funds,
check payable directly to each Fund you want to    Inc. to:
invest in to:
BNY Hamilton Funds, Inc.                           BNY Hamilton Funds, Inc.
P.O. Box 182785                                    P.O. Box 182785
Columbus, OH 43218-2785                            Columbus, OH 43218-2785
For all enrollment forms, call 1-800-426-9363.     If possible, include a tear-off payment stub from one of your transaction confirmation statements.

Wire
----------------------------------------------------------------------------------------------------------------
The Funds do not charge a fee for wire
transactions, but your bank may.
Mail your completed new account application to
the Ohio address above. Call the transfer agent
at 800-952-6276 for an account number.
Instruct your bank to wire funds to a new account  Instruct your bank to wire funds to:
at:
The Bank of New York                               The Bank of New York
New York, NY 10286                                 New York, NY 10286
ABA: 021000018                                     ABA: 021000018
BNY Hamilton Funds                                 BNY Hamilton Funds
DDA 8900275847                                     DDA 8900275847
Attn: [your Fund]                                  Attn: [your Fund]
Ref: [your name, account number and taxpayer ID]   Ref: [your name, account number and taxpayer ID]

Phone
----------------------------------------------------------------------------------------------------------------
N/A                                                Call 1-800-426-9363.
                                                   You must provide the required information about your bank
                                                   on your new account application, or in a signature guaranteed letter. Your bank must be a member of the ACH (Automated
                                                   Clearing House) system.

Dealer
----------------------------------------------------------------------------------------------------------------
Note: a broker-dealer may charge a fee.
Contact your broker-dealer.                        Contact your broker-dealer.

Automatic Investment Program
----------------------------------------------------------------------------------------------------------------
Automatic investments are withdrawn from your
bank account on a monthly or biweekly basis.
Make an initial investment of at least $500 by     Once you specify a dollar amount (minimum $50),
whatever method you choose. Be sure to fill in     investments are automatic.
the information required in section 3e of your
new account application.
Your bank must be a member of the ACH (Automated   You can modify or terminate this service at any time by
Clearing House) system.                            mailing a notice to:
                                                   BNY Hamilton Funds, Inc.
                                                   P.O. Box 182785
                                                   Columbus, OH 43218-2785

Account Policies

Open an account                                    Add to your investment
--------------------------------------------------------------------------------------------------------------

Government Direct Deposit Program
--------------------------------------------------------------------------------------------------------------
For federal employees and investors who receive
social security or certain other payments from
the federal government.
Call 1-800-426-9363 for instructions on how to     Once you are enrolled, investments are automatic.
enroll.
                                                   You can terminate the service at any time by contacting the appropriate federal agency.

If a Fund (or its designee) accepts your purchase order by noon Eastern time (or earlier if the Fund closes early) ("cut-off time"), we will process your order at that day's NAV. If the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.

Each Fund issues other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-426- 9363 to obtain more information concerning the Fund's share classes. A financial intermediary who receives compensation in respect of Fund shares may receive different amounts of compensation in respect of different classes of shares.

Purchases by personal check Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers' checks. Additionally, bank starter checks are not accepted for the initial purchase into the Funds. In addition, if you redeem shares purchased by check, you will not receive proceeds from such redemption until your purchase check clears, which may take up to ten business days.

Wire transactions The Funds do not charge a fee for wire transfers from your bank to the Funds. However, your bank may charge a service fee for wiring funds.

                                                               Account Policies

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between mutual funds (minimum   To redeem shares
$500)
-------------------------------------------------------------------------------------------------------------------

Phone
-------------------------------------------------------------------------------------------------------------------
Call 1-800-426-9363.                               Call 1-800-426-9363.
                                                   The proceeds can be wired to your bank account two business days after your redemption request, or a check can be mailed to you at the address of record on the following business day.

Mail
-------------------------------------------------------------------------------------------------------------------
The Funds do not charge a fee for wire
transactions, but your bank may.
Your instructions should include:                  Your instructions should include:
.. your account number                              .your account number
.. names of the Funds and number of shares or       .names of the Funds and number of shares or dollar amount
  dollar amount you want to exchange.               you want to exchange.
                                                   A signature guarantee is required whenever:
                                                   .you redeem more than $50,000
                                                   .you want to send proceeds to a different address or to differ-
                                                    ent banking institutions than what is on file.
                                                   .you have changed your account address within the last 10
                                                    days

Dealer
-------------------------------------------------------------------------------------------------------------------
Contact your broker-dealer.                        Contact your broker-dealer.

Systematic Withdrawal
-------------------------------------------------------------------------------------------------------------------
Requires $10,000 minimum fund balance              You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:
                                                   .declining balance
                                                   .fixed dollar amount
                                                   .fixed share quantity
                                                   .fixed percentage of your account
                                                   Call 1-800-426-9363 for details.

If the Fund (or its designee) accepts your redemption order by the Fund's cut-off time, we will process your order at that day's NAV. If the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, we will process your order at the NAV determined on the next business day.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund will give you 60 days to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds.

Exchange minimums You may exchange shares of the same class between the Fund in this Prospectus and any other BNY Hamilton Fund. From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of another, meaning that you are likely to generate a capital gain or loss when

Account Policies
you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new Fund, you must also exchange enough shares to meet the minimum balance requirement.

Checkwriting privileges Checkwriting privileges are available by request to shareholders of the Funds. The minimum check amount is $500. There is no fee for writing checks, but the Funds will charge for stop payments or overdrafts. You cannot close your account by writing a check. The Funds reserve the right to impose a fee or terminate this service upon notice to shareholders.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee. A signature guarantee is required whenever:

.. you redeem more than $50,000

.. you want to send proceeds to a different address or to different banking instructions than what is on file

.. you have changed your account address within the last 10 days

Reserved Rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted, (ii) during periods in which, as a result of an emergency, disposal or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission (SEC) may permit.

Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

DISTRIBUTIONS AND TAX CONSIDERATIONS

Net investment income for Retail Shares of the Fund will be determined immediately before calculation of the Fund's NAV each business day. Net investment income for Retail Shares of the Fund will be declared as dividends daily and paid monthly within five business days after the end of the month. Dividends and distributions will be payable to shareholders of record at the time of declaration.

Retail Shares of the Fund will begin earning dividends on the first business day their purchase is effective, and will continue to earn dividends until, but not including, the business day on which their redemption is effective. This means, in the case of purchases of Retail Shares of the Fund, that if the Fund (or its designee) accepts your purchase order on a business day by the Fund's cut-off time, you will begin earning dividends declared by the Fund on that day. However, if the Fund (or its designee) accepts your purchase order after the Fund's cut-off time, you will begin earning dividends declared by the Fund on the next business day.

In the case of redemptions of Retail Shares of the Fund, if the Fund (or its designee) accepts your redemption order on a business day by the Fund's cut-off time, you will earn dividends until, but not including, that day. However, if the Fund (or its designee) accepts your redemption order after the Fund's cut-off time, you will earn dividends until, but not including, the next business day.

                                                               Account Policies

The Fund automatically pays distributions in the form of additional Fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same either way. If you choose to receive distributions in cash, and the checks are either returned as undeliverable or left uncashed for six months, your future distributions will be reinvested in your Fund, and uncashed checks will be cancelled and reinvested at the Fund's share price as of the day of cancellation.

                  Type of Distribution     Federal Tax Status
                  -------------------------------------------
                  Dividends from net        Ordinary income
                  investment income
                  Short-term capital gains  Ordinary income

The Fund does not expect to realize long-term capital gains or losses. Distributions from the Fund are expected to be primarily ordinary income from dividends.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investors who do not provide a valid Social Security or taxpayer identification number to the funds may be subject to federal backup withholding tax and charges against their accounts related to fines.

You should consult your tax advisor about your own particular tax situation.

ABUSIVE TRADING

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. BNY Hamilton Funds generally do not permit market timing or other abusive trading practices. However, shareholders of BNY Hamilton money market funds expect these Funds to be a highly liquid investment option that may be readily sold and purchased without limitation. Accordingly, the Funds offered in this prospectus accommodate frequent trading, and they do not apply policies or procedures designed to discourage excessive or short-term trading of their shares.

The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this prospectus.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $108 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $116 billion in investments for institutions and individuals.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Advisor is entitled to a fee from the Fund at the annual rate of % of the Fund's average daily net assets.

A discussion of the basis for the Directors' approval of the Fund's initial investment advisory contract will be included in the Fund's initial shareholder report.

PORTFOLIO MANAGER

BNY Hamilton Tax-Exempt Money Fund is managed by Frank Monasterio, who is a Senior Portfolio Manager within the Short-Term Money Management Department of the Advisor. He began his career at the Bank in 1976 and has been managing short-term portfolios since 1988. He is a specialist in tax-exempt securities. Mr. Monasterio has managed the BNY Hamilton New York Tax-Exempt Money Fund since its inception in 2002.


Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.

[LOGO]

BNY
HAMILTON
FUNDS
ADVISED BY THE BANK OF NEW YORK

FOR MORE INFORMATION

ANNUAL AND SEMI-ANNUAL REPORTS

These include commentary from each Fund's manager on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Fund's securities and a report from the Fund's auditor. These reports will be available free of charge on the BNY Hamilton Funds' website, www.bnyhamilton.com.

PORTFOLIO HOLDINGS

Each Fund will provide a full list of its holdings on the BNY Hamilton Funds' website, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month each Fund will make available upon request on uncertified, complete schedule of its portfolio holdings. Please contact the Funds at 1-800-426-9363 to obtain a copy. A description of each Fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the SEC and is incorporated by reference into this document (that is, it is legally a part of this Prospectus). The SAI is available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-06654
[LOGO]

BNY
HAMILTON
FUNDS
ADVISED BY THE BANK OF NEW YORK

                        BNY Hamilton Distributors, Inc.
                               3435 Stelzer Road
                             Columbus, Ohio 43219
                                                                XX/06  BNY-XXXX

                                    [GRAPHIC]


                                                  BNY Hamilton Funds Prospectus

--------------------------------------------------------------------------------

                                                              December 29, 2006

================================================================================

                                                                         Equity
                                                                          Funds
                                                                     Prospectus

--------------------------------------------------------------------------------

                                                                 Class A Shares
                                             Global Real Estate Securities Fund


             As with all mutual funds, the Securities and
             Exchange Commission has not approved or
             disapproved these securities or said whether
             the information in this prospectus is
             adequate and accurate. Anyone who indicates
             otherwise is committing a crime.              [LOGO]


ABOUT THE FUNDS

 5  BNY Hamilton Global Real Estate Securities Fund


ACCOUNT POLICIES

 9  Daily NAV Calculation

 9  Distribution Arrangements/Sales Charges

12  Opening an Account/Purchasing Shares

13  Making Exchanges/Redeeming Shares

14  Distributions and Tax Considerations

15  Abusive Trading

16  Investment Advisor

16  Portfolio Managers

 FOR MORE INFORMATION

 Back Cover

 FUND CUSIP NUMBERS

 GLOBAL REAL ESTATE SECURITIES FUND

     CUSIP Numbers:
     Class A Shares

BNY HAMILTON

 GLOBAL REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return consisting of capital appreciation and current income. This investment objective is fundamental (i.e., subject to change only by shareholder approval).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a global portfolio of equity securities (primarily common stock) of real estate companies, including real estate investment trusts ("REITs"), real estate operating companies ("REOCs") and similar entities, located primarily in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Although the Fund primarily invests in developed markets, it may also make investments in emerging markets. The Fund may invest in equity securities of companies of any market capitalization, including smaller companies. The Fund will be benchmarked against the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Equity Index.

Under normal circumstances, the Fund invests at least 80% of its Assets in publicly traded equity securities of companies principally engaged in the real estate sector. (The Fund will provide its shareholders with 60 days' prior notice of any change in this non- fundamental policy.) A company is "principally engaged" in the real estate sector if, in the opinion of the Sub-Adviser, at least 50% of its total revenues or earnings are derived from or at least 50% of the market value of its assets are attributed to the development, ownership, construction, management or sale of real estate. "Assets" means net assets plus the amount of borrowings for investment purposes. Equity securities include common stocks, preferred stocks, convertible securities, or other equity investments.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests therein. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of equity REITs and mortgage REITs. In the United States, REITs generally are not taxed on income distributed to shareholders as long as they meet certain tax-related requirements. Some foreign countries have a REIT structure that is very similar to the United States; others have a REIT structure with major differences. Other countries have not adopted a REIT structure in any form.

In selecting investments for the Fund's portfolio, the Fund's Sub-Adviser uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. By combining bottom-up real estate research and the Adviser's Relative Value Model ("RVM") securities valuation process, the Sub-Adviser selects securities by seeking to provide a uniform basis for evaluating the validity of a security's trading price.

The Sub-Adviser engages in an active analysis process that includes regular and direct contact with the companies in the Fund's investable universe. These

                                BNY Hamilton Global Real Estate Securities Fund
research efforts are supported with extensive sell side and independent research.

Through the use of the proprietary RVM, the Sub-Adviser seeks to establish the validity of the relative price of a security by providing statistically significant solutions to business and management related uncertainties, such as the impact on value of:

.. Leverage;

.. Growth Rate;

.. Market Capitalization; and

.. Property Type.

The Sub-Adviser believes that the RVM process, which is based on arbitrage pricing theory, enables the Sub-Adviser to make apples to apples comparisons by establishing sophisticated sector and company financial models that the Sub-Adviser uses as yardsticks to evaluate the validity of the stock's premium or discount to net asset value--relative to its peers.

The Sub-Adviser has entered into a strategic relationship with NAI Global ("NAI") to access a proprietary research database covering commercial real estate firms. NAI is the world's largest network of independently owned commercial real estate brokerage firms. This strategic relationship provides the Sub-Adviser with exclusive access to NAI's global database of fundamental real estate information. (Previously, this information was available only within NAI.) The Sub-Adviser believes that this access, as well as NAI's network of global real estate associates to interpret market data and provide commentary, opinions and analysis of market trends, will significantly enhance the Sub-Adviser's coverage of the international real estate markets. The Sub-Adviser expects that it will maintain direct and regular contact with NAI's network of offices across the globe and the Sub-Adviser intends to use this information in the Sub-Adviser's investment decision-making process relating to asset allocation by country, management team underwriting and individual stock selection.

The Fund may also use certain derivatives (e.g., options, futures) which are investments whose values are determined by underlying securities, indices or reference rates.

In addition, the Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

As a temporary defensive measure, the Fund may invest more than 20% of its assets in cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

MAIN INVESTMENT RISKS

Because a fundamental policy of the Fund is to concentrate its assets in securities related to the real estate sector, the value of the Fund's portfolio can be expected to change in light of factors affecting the real estate sector and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: changes in real estate values and property taxes, overbuilding, fluctuations in rental income, changes in interest rates, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), clean-up, liability and other environmental losses and casualty or condemnation losses.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. REITs are highly dependent upon management skill, and are subject to defaults by borrowers or lessees. REITs often are not diversified and are subject to heavy cash flow dependency. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable US or foreign law and/or to maintain exempt status under the Investment Company Act of 1940. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time.

Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices in general over short or ex-


BNY Hamilton Global Real Estate Securities Fund tended periods can result in unpredictable declines in the value of the Fund's investments. In addition, fluctuations in prices of stocks traded on foreign exchanges may be more volatile than prices of stocks traded on U.S. exchanges. Accordingly, the value of the Fund's portfolio may fluctuate more than the value of a portfolio that consists solely of U.S. stocks.

Investments in foreign securities involve additional risks. Unfavorable currency exchange rates could decrease the value of your investment in terms of U.S. dollars. Foreign markets may be less stable, smaller, less liquid, and less regulated than U.S. markets. In addition, transaction expenses are generally higher on foreign exchanges than in the United States, which could affect performance. Furthermore, foreign taxes also could detract from performance. Some foreign companies do not adhere to uniform accounting principles, so publicly available information may be limited or misleading. Political and social unrest could also affect the performance of the Fund and changes in investment, capital, or exchange control regulations may adversely affect the value of the Fund's foreign investments. These risks are magnified in emerging markets, the economies of which tend to be more volatile than the economies of developed countries.

Investing in smaller company stocks generally involves greater risks than investing in the stocks of large companies. Smaller companies may have less experienced management, unproven track records and limited product lines or financial resources. These factors may cause them to more susceptible to setbacks or economic downturns. In addition, smaller companies tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. As a result, there may be less liquidity in smaller company stocks, subjecting them to greater price fluctuations than larger companies.

There can be no assurance that the investment objective of the Fund will be achieved. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers or lose money. You may, therefore, lose money.

The Sub-Adviser makes extensive use of NAI's global database of fundamental real estate information. If the relationship between the Sub-Adviser and NAI is modified or terminated, the Sub-Adviser may no longer have access to NAI's global database and resources, which could have a negative impact on the Sub-Adviser's ability to manage the Fund's investments.

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Sub-Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Sub-Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

Investments in derivatives may be a surrogate to the performance of their related underlying securities, indices or rates. However, because derivatives may not perfectly represent the value of the related underlying securities or other reference, and because derivatives depend on the performance of other parties to the derivatives, using derivatives could limit profits or increase losses in comparison with investment in underlying securities without using derivatives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history.


                                BNY Hamilton Global Real Estate Securities Fund

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Shareholder Fees" are charged directly to your account. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return.

           Fee table (% of average net assets)
           ---------------------------------------------------------

                                                             Class A
                                                             Shares
           ---------------------------------------------------------

           Shareholder Fees (fees paid directly from your
            investment)
           ---------------------------------------------------------
           Maximum sales charge (load) on purchases (as a
            percentage of the offering price)                 5.25
           Maximum deferred sales charge (load) (as a
            percentage of the lower of the purchase price or
            current market value)                             1.00*
           Maximum sales charge (load) imposed on
            reinvested dividends                              None
           Redemption Fee                                     None

           Annual Operating Expenses (expenses that are
            deducted from fund assets)
           ---------------------------------------------------------
           Management fee                                       0.
           Distribution and Service (12b-1) fees              0.25
           Other expenses/(a)/                                  0.

           Total annual operating expenses/(b)/

* For purchases of $1 million or more of Class A Shares, a 1% contingent deferred sales charge (CDSC) may apply. See "Account Policies--Distributions Arrangements/Sales Charges."
(a)Based on estimated amounts for the current fiscal year.
(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Class A Shares "Total
   annual operating expenses" to   % of the Fund's average daily net assets
   attributable to Class A Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                         Expenses on a $10,000 investment* ($)
                         -------------------------------------

                                           1 Year    3 Years
                         -------------------------------------
                         Class A Shares      --        --

*Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns and no change in operating expenses. For Class A Shares, this Example reflects the deduction of the maximum front-end sales load.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Class A Shares.


BNY Hamilton Global Real Estate Securities Fund

ACCOUNT POLICIES

The Fund is offered in two share classes--Class A and Institutional. Institutional Shares are generally available only to institutions that invest over $1,000,000 or to investors who have specific asset management relationships with the Advisor. Information on the Institutional Shares of the Fund can be found in a separate Prospectus.

The information below applies to Class A Shares of the Fund.

DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, on each business day (Monday through Friday).

When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with approval of the Board of Directors. Market prices may not fairly represent the value of a security if a significant event has occurred which will, with a reasonably high probability, materially affect the value of the security since the closing price was established but before the calculation of the Fund's net asset value. Significant events may relate to a single issuer, multiple issuers or to an entire market sector. Such events relating to single issuers may include, for example, announcements on an issuer's financial developments, regulatory news or natural disasters affecting the issuer's operations, or significant litigation involving the issuer. Significant events relating to multiple issuers or entire sectors may include, for example, governmental actions that affect securities in one sector in a particular way, natural disasters, armed conflicts, or significant market fluctuations.

Shares are available on any business day that the New York Stock Exchange is open, except the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchase orders received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

The Fund invests in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and fees that you will pay as an investor in Class A Shares of the Fund.

                Global Real Estate Securities Fund
                                           Class A Shares
                -----------------------------------------------
                Sales Charge (Load)  A front-end sales charge
                                     will be imposed on shares
                                     purchased, declining from
                                     5.25% as indicated below.
                Distribution (12b-1) Subject to Annual
                                     Distribution fee of up to
                                     0.25% of the average daily
                                     net assets of the Fund.

                                                               Account Policies

         Reducing Class A's Initial Sales Charge:
         -------------------------------------------------------------

         Amount of             Sales Charge as      Sales Charge as
         Purchase           % of Offering Price** % of Amount Invested
         -------------------------------------------------------------
         Less than $25,000          5.25%                 5.54%
         $25,000 but less
          than $50,000              5.00%                 5.26%
         $50,000 but less
          than $100,000             4.50%                 4.71%
         $100,000 but less
          than $250,000             3.50%                 3.63%
         $250,000 but less
          than $500,000             2.75%                 2.83%
         $500,000 but less
          than $1 million           2.00%                 2.04%
         $1 million or more         None***               None***

*  As a percent of the lower of the purchase price or current market value.
** The offering price is the amount you actually pay for Shares; it includes the initial sales charge.
***You pay no initial sales charge on purchases of $1 million or more of Class
   A, but may pay a 1% CDSC if you redeem your shares within 12 months. The 12-month period begins on the first day following your purchase.

Sales charges (load) Purchases of Class A Shares of the Fund are subject to a front-end sales charge as a percent of the offering price of the shares. The offering price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. Certain purchases of Class A Shares may also be subject to a CDSC.

Sales charge waivers Shareholders who held, as of January 26, 2004, Investor Shares of a Fund whose Investor Shares have been re-designated as Class A Shares will be grandfathered and, thus, exempt from paying sales charges on future purchases of the Shares of all Funds, so long as such shareholders own Shares of at least one Fund. Sales charges may be waived for employees of the Advisor or its affiliates, investors who purchase through accounts with the Advisor and through their existing trust relationship with the Advisor, Directors of the Funds, legal counsel to the Funds or the Directors, certain existing shareholders who own shares in a BNY Hamilton Fund within their trust accounts, investors within wrap accounts, investors who purchase shares in connection with 401(k) plans, 403(b) plans, and other employer-sponsored retirement plans and investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions. Further information on the categories of persons for whom sales charges may be waived can be found in the Statement of Additional Information. The Funds reserve the right to alter the terms of their sales charge waiver practices upon sixty days' notice to shareholders.

Sales charge reductions Reduced sales charges are available to shareholders making larger purchases. (See "Distribution Arrangements/Sales Charges" above). In addition, you may qualify for reduced sales charges under the following circumstances. Additional information about the availability of reduced sales charges can be found in the Statement of Additional Information and at the Fund's web site www.bnyhamilton.com. This information is free of charge, presented in a clear and prominent format, and contains hyperlinks that facilitate access to information. To receive these benefits, you must notify the Transfer Agent or Distributor of any pertinent information concerning your eligibility at the time of purchase.

.. Letter of Intent. You inform the Funds in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

.. Right of Accumulation. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

.. Combination Privilege. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) and


Account Policies
businesses owned by you as sole proprietorship to achieve reduced sales charges.

.. Concurrent Purchases. For purposes of qualifying for a reduced sales charge, investors have the privilege of:

(a)combining concurrent purchases of, and holdings in, shares of any of the BNY Hamilton Funds purchased from a broker or dealer selling the BNY Hamilton Funds, sold with a sales charge ("Eligible Shares"); or

(b)combining concurrent purchase of shares of any Funds purchased from a broker or dealer selling the BNY Hamilton Funds, sold with a sales charge ("Other Shares") with concurrent purchases of Eligible Shares.

   Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares and Other Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares.

.. Reinstatement Privilege. If you have sold shares and decide to reinvest in a Fund within a 90 day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed. A shareholder may exercise this privilege one time during any 12-month period. (See "Making Exchanges/Redeeming Shares").

.. Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

DISTRIBUTION (12B-1) PLAN

The Directors have adopted a 12b-1 distribution plan with respect to the Class A Shares of the Fund. The plan permits the Fund to reimburse the Distributor for distribution and/or shareholder servicing expenses in an amount up to 0.25% of the annual average daily net assets of Class A Shares. These fees are paid out of Fund assets on an ongoing basis, and over time, they could cost you more than paying other types of sales charges.

OPENING AN ACCOUNT/PURCHASING SHARES

                 Minimum investment requirements
                 ----------------------------------------------

                                  Minimum     Minimum
                                  initial   continuing  Minimum
                 Account Type    investment investments balance
                 ----------------------------------------------
                 IRA               $  250      $ 25       N/A
                 Regular Account   $2,000*     $100*     $500
                 Automatic
                  Investment
                  Program          $  500      $ 50       N/A

*Employees and retirees of The Bank of New York and its affiliates, and employees of the administrator, distributor and their affiliates may open a regular account with $100 and make continuing investments of $25. Employees and retirees of The Bank of New York and its affiliates may also invest through payroll deduction. Call 800-426-9363 for details.


                                                               Account Policies

OPENING AN ACCOUNT/PURCHASING SHARES

Open an account                                    Add to your investment
----------------------------------------------------------------------------------------------------------------

Mail
----------------------------------------------------------------------------------------------------------------
Send completed new account application and a       Send a check payable directly to the BNY Hamilton Funds,
check payable directly to the BNY Hamilton Funds,  Inc. to:
Inc. to:

BNY Hamilton Funds, Inc.                           BNY Hamilton Funds, Inc.
P.O. Box 182785                                    P.O. Box 182785
Columbus, OH 43218-2785                            Columbus, OH 43218-2785
For all enrollment forms, call 1-800-426-9363      If possible, include a tear-off payment stub from one of your transaction confirmation statements.

Wire
----------------------------------------------------------------------------------------------------------------
The funds do not charge a fee for wire
transactions, but your bank may.
Mail your completed new account application to
the Ohio address above. Call the transfer agent
at 1-800-426-9363 for an account number.
Instruct your bank to wire funds to a new account  Instruct your bank to wire funds to:
at:
The Bank of New York                               The Bank of New York
New York, NY 10286                                 New York, NY 10286
ABA: 021000018                                     ABA: 021000018
BNY Hamilton Funds                                 BNY Hamilton Funds
DDA 8900275847                                     DDA 8900275847
Attn: [your fund]                                  Attn: [your fund]
Ref: [your name, account number and taxpayer ID]   Ref: [your name, account number and taxpayer ID]

Dealer
----------------------------------------------------------------------------------------------------------------
Note: a broker-dealer may charge a fee.
Contact your broker-dealer.                        Contact your broker-dealer.

Automatic Investment Program
----------------------------------------------------------------------------------------------------------------
Automatic investments are withdrawn from your
bank account on a monthly or biweekly basis.
Make an initial investment of at least $500 by     Once you specify a dollar amount (minimum $50),
whatever method you choose. Be sure to fill in     investments are automatic.
the information required in section 3e of your
new account application.
Your bank must be a member of the ACH (Automated   You can modify or terminate this service at any time by
Clearing House) system.                            mailing a notice to:
                                                   BNY Hamilton Funds
                                                   P.O. Box 182785
                                                   Columbus, OH 43218-2785

The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount paid will be a percentage of a Fund's average net assets attributable to customers of those shareholder servicing agents.

Purchases by personal check Checks should be in U.S. dollars and payable to the specific Fund you wish to invest in. The Funds do not accept third-party checks, money orders, credit card convenience checks or travelers checks. Additionally, bank starter checks are not accepted for the initial purchase into the Funds. In addition, if you redeem shares purchased by check or through the Automatic Investment Program, you will not receive proceeds from such redemption until your purchase check clears, which may take up to ten business days.

Wire transactions The Funds do not charge a fee for wire transfers from your bank to the Funds. However, your bank may charge a service fee for wiring funds.

Account Policies

MAKING EXCHANGES/REDEEMING SHARES

To exchange shares between mutual funds            To redeem shares
(minimum $500)
-----------------------------------------------------------------------------------------------------------------

Phone
-----------------------------------------------------------------------------------------------------------------
Call 1-800-426-9363.                               Call 1-800-426-9363.
                                                   The proceeds can be wired to your bank account two business days after your redemption request or a check can be mailed to you at the address of record on the following business day.

Mail
-----------------------------------------------------------------------------------------------------------------
Your instructions should include:                  Your instructions should include:
.. your account number                              .your account number
.. names of the funds and number of shares or       .names of the funds and number of shares or dollar amount
  dollar amount you want to exchange.               you want to redeem.
                                                   A signature guarantee is required whenever:
                                                   .you redeem more than $50,000
                                                   .you want to send the proceeds to a different address or to different banking instructions than what is on file.
                                                   .you have changed your account address within the last 10
                                                    days

Dealer
-----------------------------------------------------------------------------------------------------------------
Contact your broker-dealer.                        Contact your broker-dealer.

Systematic Withdrawal
-----------------------------------------------------------------------------------------------------------------
Requires $10,000 minimum fund balance              You can choose from several options for monthly, quarterly, semi-annual or annual withdrawals:
                                                   . declining balance
                                                   . fixed dollar amount
                                                   . fixed share quantity
                                                   . fixed percentage of your account
                                                   Call 1-800-426-9363 for details.

MAKING EXCHANGES/REDEEMING SHARES

As with purchase orders, redemption requests received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the offering price calculated at that day's close.

Minimum account balances If your account balance falls below $500 due to redemptions, rather than market movements, the Fund will give you 60 days, to bring the balance back up. If you do not increase your balance, the Fund may close your account and send you the proceeds. No CDSC will apply to the redemption and closure of your account under these circumstances.

Exchange minimums You may exchange shares of the same class between Funds, usually without paying additional sales charges or between Investor Shares of a BNY Hamilton Index Fund and Class A Shares of other Funds (See "Notes on Exchanges" below). From the perspective of tax liability, an exchange is the same as a redemption from one Fund and purchase of

                                                               Account Policies
another, meaning that you are likely to generate a capital gain or loss when you make an exchange. Shares to be exchanged must have a value of at least $500. If you will be investing in a new Fund, you must also exchange enough shares to meet the minimum balance requirement.

Signature guarantees You can get a signature guarantee from many brokers and from some banks, savings institutions and credit unions. A notary public cannot provide a signature guarantee.

Reserved rights The Funds reserve the following rights:

.. To suspend sale of shares to the public

.. To reject any exchange request and to modify or terminate exchange privileges

.. To delay wiring redemption proceeds for up to seven days, if the Advisor believes an earlier payment could adversely affect a Fund

.. To suspend the right of redemption and to postpone for more than seven days the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Notes on Exchanges When exchanging from Class A Shares or Investor Shares of a Fund that has no sales charge or a lower sales charge to Class A Shares of a Fund with a higher sales charge, you will pay the difference.

If you exchange shares of the same class between Funds, the exchange will not be subject to any applicable CDSC. Exchanges between Class A Shares of a Fund and Investor Shares of a BNY Hamilton Index Fund will require you to pay any applicable CDSC upon exchange. If you exchange from a class of shares of a Fund with a CDSC into a class of shares of another Fund with a CDSC, the start of the holding period, for purposes of calculating the CDSC, is the first day after your first purchase was made. The start of the holding period does not restart from the time you make your exchange.

Redemptions In-Kind The Funds reserve the right to make payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in-kind will consist of securities equal in market value to your shares. When the shareholder converts these securities to cash, they will pay brokerage charges.

DISTRIBUTIONS AND TAX CONSIDERATIONS

The Fund declares and pays dividends quarterly, provided that there is net investment income at the end of the fiscal year. Capital gain distributions, if any, are made annually. Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.


Account Policies

            Type of Distribution        Applicable Federal Tax Rates
            --------------------------------------------------------
            "Qualified dividend income"    Capital gains rates
            from net investment income
            Other dividends from net       Ordinary income rates
            investment income
            Short-term capital gains       Ordinary income rates
            Long-term capital gains        Capital gains rates

"Qualified Dividend Income" is income eligible for reduced rates of federal income tax as a result of recent changes to the tax law. The portion of net investment income that will be Qualified Dividend Income may vary from fund to fund and also from year to year. There are also minimum holding periods for fund shares before investors are eligible for the reduced rates.

Distributions from the Fund are expected to be primarily capital gains. To the extent that the Fund makes distributions that are taxed as capital gains, such capital gains may be short- or long-term depending on how long the Fund held the asset being sold.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Funds may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in the Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income, and that dividend may not be eligible for the qualified dividend income rate.

You should consult your tax advisor about your own particular tax situation.

ABUSIVE TRADING

We do not permit market timing or other abusive trading practices in BNY Hamilton Funds. The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this prospectus.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. The Board of Directors of the Funds have adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize harm to the Fund and its shareholders, we reserve the right to reject, in our sole discretion applied uniformly, any purchase order (including an exchange from another BNY Hamilton Fund) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the BNY Hamilton Funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

On a daily basis, the Advisor will review transaction history reports and will identify all redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. In the event the Advisor identifies redemptions in excess of a specific threshold that is within 5 days of a purchase in the same account (or such multiple accounts), it will contact the Transfer Agent and the Transfer Agent will forward a report containing the past 30 days of activity in the respective account. All redemptions meeting the criteria will be investigated for possible inappropriate trading.

On a monthly basis, the Advisor will issue a report to senior management that will indicate how many transactions were reviewed in that month, any suspicious activity that was identified, and the resolution of each situation identified, whether by not allowing the investor to make additional purchases (including exchanges from other Funds), by closing particular ac-


                                                               Account Policies
counts and/or, if the Advisor believes that a broker-dealer is facilitating abusive activity, by refusing to take trades from that broker-dealer.

The policies and procedures are applied uniformly to all non-omnibus accounts. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated would not be known by the Fund. Therefore, it becomes more difficult for us to identify market timing or other abusive trading activities in these accounts, and we may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. However, to the extent possible, the Funds will monitor aggregate trading in known omnibus accounts to attempt to identify abusive or disruptive trading, focusing on transactions in excess of $250,000. To the extent abusive or disruptive trading is identified, the Funds will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Funds would address such activity directly, if it were able to do so.

The Funds do not knowingly accommodate frequent purchases and redemptions of Fund shares by investors, except as provided under the Fund's policies with respect to known omnibus accounts.

INVESTMENT ADVISOR

The investment advisor of the Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $103 billion in assets. The Bank of New York began offering investment services in the 1830s and today manages more than $113 billion in investments for institutions and individuals.

Urdang Securities Management, Inc. ("Urdang"), located at 630 West Germantown Pike, Suite 300, Plymouth Meeting, PA 19462, is the sub-advisor for the Fund. Urdang, a wholly-owned subsidiary of The Bank of New York since February 2006, has advised institutional clients since 1987 and has assets under management in
excess of $   billion.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays
the Advisor an annual fee of   % of average daily net assets.

A discussion of the basis for the Directors' approval of the Fund's initial investment advisory contracts will be included in the Fund's initial shareholder report.

PORTFOLIO MANAGERS

BNY Hamilton Global Real Estate Securities Fund is managed by Todd Briddell, Managing Director and Chief Investment Officer of Urdang, Peter Zabierek, Senior Portfolio Manager of Urdang and Dean Frankel, Senior Portfolio Manager at Urdang. They have managed the Fund since its inception. Mr. Briddell joined Urdang in 1993 as an acquisition officer and co-founded Urdang's real estate securities group in 1995. Mr. Zabierek joined Urdang in 2003 as a portfolio manager and senior securities analyst. Prior to that, he worked at Morgan Stanley as a research analyst in the firm's REIT group. Prior to joining Morgan Stanley in 2003, Mr. Zabierek was an investment banker, specializing in structuring and completing real estate and municipal capital markets transactions. Mr. Frankel joined Urdang in 1997 as an analyst and has managed assets since 1999.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Funds.


Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to BNY Hamilton
Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.

                                                  [LOGO] BNY

                                                  HAMILTON

                                                  FUNDS

                                                  ADVISED BY THE BANK OF NEW
                                                  YORK

For More Information

Annual and Semi-Annual Reports
These include commentary from the Fund managers on the market conditions and investment strategies that significantly affected the Funds' performance, detailed performance data, a complete inventory of the Funds' securities and a report from the Funds' auditor. These reports are available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.

Portfolio Holdings
The Funds will provide a full list of their holdings on the BNY Hamilton Funds web site, www.bnyhamilton.com, 60 days after fiscal quarter-end, and their top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact 1-800-426-9363 to obtain a copy. A description of the funds' policies and procedures for disclosing their holdings is available in the Statement of Additional Information.

Statement of Additional Information (SAI)
The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus). The SAI is available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.

You can obtain these documents free of charge, make inquiries or request other information about the Funds by contacting your dealer or:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363
Information is also available from the SEC on the EDGAR database at www.sec.gov.

Copies of this information may be obtained by e-mail request to publicinfo@sec.gov, or by writing:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

For information on the operation of the SEC's public reference room where documents may be viewed and copied, call: 1-202-551-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-06654
[LOGO]

    BNY Hamilton Distributors, Inc., 3435 Stelzer Road, Columbus, OH 43219
                                                                 PU-AC-EQ-04/06

[LOGO] BNY
HAMILTON

                                  PROSPECTUS


                               DECEMBER 29, 2006


                                    [GRAPHIC]








   GLOBAL REAL ESTATE SECURITIES FUND

   INSTITUTIONAL SHARES



   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or said whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a crime.


ABOUT THE FUND

 2  BNY Hamilton Global Real Estate Securities Fund

    CUSIP Number: Institutional Shares


ACCOUNT POLICIES

 7  Daily NAV Calculation

 8  Opening an Account/Purchasing Shares

 9  Making Exchanges/Redeeming Shares

10  Distributions and Tax Considerations

11  Abusive Trading

11  Investment Advisor

12  Portfolio Manager

 FOR MORE INFORMATION

 Back Cover

BNY HAMILTON

                      GLOBAL REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The Fund seeks to maximize total return consisting of capital appreciation and current income. This investment objective is fundamental (i.e., subject to change only by shareholder approval).

PRINCIPAL INVESTMENT STRATEGY

The Fund invests in a global portfolio of equity securities (primarily common stock) of real estate companies, including real estate investment trusts ("REITs"), real estate operating companies ("REOCs") and similar entities, located primarily in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Although the Fund primarily invests in developed markets, it may also make investments in emerging markets. The Fund may invest in equity securities of companies of any market capitalization, including smaller companies. The Fund will be benchmarked against the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Equity Index.

Under normal circumstances, the Fund invests at least 80% of its Assets in publicly traded equity securities of companies principally engaged in the real estate sector. (The Fund will provide its shareholders with 60 days' prior notice of any change in this non-fundamental policy.) A company is "principally engaged" in the real estate sector if, in the opinion of the Sub-Adviser, at least 50% of its total revenues or earnings are derived from or at least 50% of the market value of its assets are attributed to the development, ownership, construction, management or sale of real estate. "Assets" means net assets plus the amount of borrowings for investment purposes. Equity securities include common stocks, preferred stocks, convertible securities, or other equity investments.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests therein. Equity REITs invest a majority of their assets directly in real property and derive income primarily from the collection of rents and lease payments. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the characteristics of equity REITs and mortgage REITs. In the United States, REITs generally are not taxed on income distributed to shareholders as long as they meet certain tax-related requirements. Some foreign countries have a REIT structure that is very similar to the United States; others have a REIT structure with major differences. Other countries have not adopted a REIT structure in any form.

In selecting investments for the Fund's portfolio, the Fund's Sub-Adviser uses a proprietary approach to quantify investment opportunity from both a real estate and stock perspective. By combining bottom-up real estate research and the Adviser's Relative Value Model ("RVM") securities valuation process, the Sub-Adviser selects securities by seeking to provide a uniform basis for evaluating the validity of a security's trading price.

The Sub-Adviser engages in an active analysis process that includes regular and direct contact with the companies in the Fund's investable universe. These research efforts are supported with extensive sell side and independent research.

Through the use of the proprietary RVM, the Sub-Adviser seeks to establish the validity of the relative price of a security by providing statistically significant

BNY Hamilton Global Real Estate Securities Fund solutions to business and management related uncertainties, such as the impact on value of:

.. Leverage;

.. Growth Rate;

.. Market Capitalization; and

.. Property Type.

The Sub-Adviser believes that the RVM process, which is based on arbitrage pricing theory, enables the Sub-Adviser to make apples to apples comparisons by establishing sophisticated sector and company financial models that the Sub-Adviser uses as yardsticks to evaluate the validity of the stock's premium or discount to net asset value--relative to its peers.

The Sub-Adviser has entered into a strategic relationship with NAI Global ("NAI") to access a proprietary research database covering commercial real estate firms. NAI is the world's largest network of independently owned commercial real estate brokerage firms. This strategic relationship provides the Sub-Adviser with exclusive access to NAI's global database of fundamental real estate information. (Previously, this information was available only within NAI.) The Sub-Adviser believes that this access, as well as NAI's network of global real estate associates to interpret market data and provide commentary, opinions and analysis of market trends, will significantly enhance the Sub-Adviser's coverage of the international real estate markets. The Sub-Adviser expects that it will maintain direct and regular contact with NAI's network of offices across the globe and the Sub-Adviser intends to use this information in the Sub-Adviser's investment decision-making process relating to asset allocation by country, management team underwriting and individual stock selection.

The Fund may also use certain derivatives (e.g., options, futures) which are investments whose values are determined by underlying securities, indices or reference rates.

In addition, the Fund may engage in securities lending in order to generate additional income. The Fund may loan up to 33 1/3% of its total assets, provided such loans are collateralized by securities issued by the U.S. Treasury or in other limited instances, by cash.

As a temporary defensive measure, the Fund may invest more than 20% of its assets in cash or cash equivalents. Under such circumstances, the Fund may not achieve its investment objective.

MAIN INVESTMENT RISKS

Because a fundamental policy of the Fund is to concentrate its assets in securities related to the real estate sector, the value of the Fund's portfolio can be expected to change in light of factors affecting the real estate sector and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include: changes in real estate values and property taxes, overbuilding, fluctuations in rental income, changes in interest rates, changes in tax and regulatory requirements (including zoning laws and environmental restrictions), clean-up, liability and other environmental losses and casualty or condemnation losses.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. REITs are highly dependent upon management skill, and are subject to defaults by borrowers or lessees. REITs often are not diversified and are subject to heavy cash flow dependency. In addition, REITs possibly could fail to qualify for favorable tax treatment under applicable US or foreign law and/or to maintain exempt status under the Investment Company Act of 1940. Certain REITs provide for a specified term of existence in their trust documents. Such REITs run the risk of liquidating at an economically disadvantageous time.

Equity securities may decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. Declines in stock market prices in general over short or extended periods can result in unpredictable declines in

                                BNY Hamilton Global Real Estate Securities Fund
the value of the Fund's investments. In addition, fluctuations in prices of stocks traded on foreign exchanges may be more volatile than prices of stocks traded on U.S. exchanges. Accordingly, the value of the Fund's portfolio may fluctuate more than the value of a portfolio that consists solely of U.S. stocks.

Investments in foreign securities involve additional risks. Unfavorable currency exchange rates could decrease the value of your investment in terms of U.S. dollars. Foreign markets may be less stable, smaller, less liquid, and less regulated than U.S. markets. In addition, transaction expenses are generally higher on foreign exchanges than in the United States, which could affect performance. Furthermore, foreign taxes also could detract from performance. Some foreign companies do not adhere to uniform accounting principles, so publicly available information may be limited or misleading. Political and social unrest could also affect the performance of the Fund and changes in investment, capital, or exchange control regulations may adversely affect the value of the Fund's foreign investments. These risks are magnified in emerging markets, the economies of which tend to be more volatile than the economies of developed countries. Investing in smaller company stocks generally involves greater risks than investing in the stocks of large companies. Smaller companies may have less experienced management, unproven track records and limited product lines or financial resources. These factors may cause them to more susceptible to setbacks or economic downturns. In addition, smaller companies tend to have fewer shares outstanding and trade less frequently than the stocks of larger companies. As a result, there may be less liquidity in smaller company stocks, subjecting them to greater price fluctuations than larger companies.

There can be no assurance that the investment objective of the Fund will be achieved. The portfolio manager's investment strategies may not work out as planned, and the Fund could underperform its peers or lose money. You may, therefore, lose money.

The Sub-Adviser makes extensive use of NAI's global database of fundamental real estate information. If the relationship between the Sub-Adviser and NAI is modified or terminated, the Sub-Adviser may no longer have access to NAI's global database and resources, which could have a negative impact on the Sub-Adviser's ability to manage the Fund's investments.

The Fund may lend securities, which involves the risk that the loaned securities may not be returned if the borrower or the lending agent defaults. The collateral is also subject to the risks of the securities in which it is invested. The risk of securities lending is reduced, however, by the following policies:

.. The Sub-Advisor maintains a list of approved borrowers, which it believes to present low credit risk;

.. The Fund receives collateral equal to at least 100% of the current value of the securities loaned plus accrued interest;

.. The lending agent indemnifies the Fund against borrower default;

.. The Sub-Advisor's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses; and

.. Upon recall, the borrower must return the securities loaned within the normal settlement period.

Investments in derivatives may be a surrogate to the performance of their related underlying securities, indices or rates. However, because derivatives may not perfectly represent the value of the related underlying securities, or other reference, and because derivatives depend on the performance of other parties to the derivatives, using derivatives could limit profits or increase losses in comparison with investment in underlying securities without using derivatives.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


BNY Hamilton Global Real Estate Securities Fund

PAST PERFORMANCE

The Fund commenced operations as of the date of this Prospectus. As a result, it does not have any performance history.


                                BNY Hamilton Global Real Estate Securities Fund

FEES AND EXPENSES

The following table outlines the fees and expenses you could expect as an investor in the Fund. "Annual Operating Expenses" come out of Fund assets, and are reflected in the total return.

             Fee table (% of average net assets)
             ------------------------------------------------------

                                                      Institutional
                                                         Shares
             ------------------------------------------------------
             Shareholder Fees                             None

             Annual Operating Expenses (expenses that
              are deducted from fund assets)
             ------------------------------------------------------
             Management fee                                 --
             Distribution (12b-1) fees                    None
             Other expenses/(a)/                            --

             Total annual operating expenses/(b)/           --

(a)Based on estimated amounts for the current fiscal year.

(b)The Advisor has voluntarily agreed to waive its fees and/or to reimburse the Fund for certain of its expenses in order to limit the Institutional Shares
   "Total annual operating expenses" to       % of the Fund's average daily net
   assets attributable to Institutional Shares. The "Total annual operating expenses" listed above do not reflect these voluntary waivers and/or expense reimbursements. The Advisor may cease these voluntary waivers and/or expense reimbursements at any time.

The following table shows the anticipated expenses on a $10,000 investment in the Fund over various periods. All mutual funds present this information so that you can make comparisons. Your actual costs could be higher or lower than this example.

                      Expenses on a $10,000 investment* ($)
                      ---------------------------------------------

                                                1 Year      3 Years
                      ---------------------------------------------
                      Institutional Shares        --          --

* Assumptions: $10,000 original investment, all dividends and distributions reinvested, 5% annual returns, and no change in operating expenses.

FINANCIAL HIGHLIGHTS

Because the Fund commenced operations as of the date of this Prospectus, there are no financial highlights for the Institutional Shares.


BNY Hamilton Global Real Estate Securities Fund

ACCOUNT POLICIES

This prospectus describes the Institutional Shares for the BNY Hamilton Global Real Estate Securities Fund. Institutional Shares do not have 12b-1 fees and have generally lower operating expenses than other share classes of the Fund, which improves investment performance. Institutional Shares are available only to (1) institutions that invest over $1,000,000 or (2) investors who have specific asset management relationships with the Advisor. Any institution (including the Advisor and its affiliates) acting on behalf of customers having a qualified trust account, employee benefit account or other qualifying account at the institution is eligible to invest in Institutional Shares. Institutional Shares may not be purchased by individual investors, either directly or through brokerage accounts. Notwithstanding the preceding restriction, any client of a registered investment advisor that has a selling arrangement with BNY Hamilton Distributors, Inc., which client invests $1,000,000 or more in the aggregate in Institutional Shares, is also eligible to invest in Institutional Shares through the Advisor. In addition, shareholders who held, as of January 26, 2004, Institutional Shares of a Fund will be grandfathered for so long as they continue to hold Institutional Shares of a Fund and thus will not be required to meet these eligibility requirements in respect of future purchases of Institutional Shares of any Fund.

All other investors may purchase Class A Shares of the Fund. Please see the Class A Shares prospectus for more information. If you want to purchase, exchange or redeem Institutional Shares contact your Bank of New York representative.

DAILY NAV CALCULATION

The Fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time, on each business day (Monday through Friday).

When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with approval of the Board of Directors. Market prices may not fairly represent the value of a security if a significant event has occurred which will, with a reasonably high probability, materially affect the value of the security since the closing price was established but before the calculation of the Fund's net asset value. Significant events may relate to a single issuer, multiple issuers or to an entire market sector. Such events relating to single issuers may include, for example, announcements on an issuer's financial developments, regulatory news or natural disasters affecting the issuer's operations, or significant litigation involving the issuer. Significant events relating to multiple issuers or entire sectors may include, for example, governmental actions that affect securities in one sector in a particular way, natural disasters, armed conflicts, or significant market fluctuations.

Shares are available on any business day that the New York Stock Exchange is open, except the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Purchase orders received by the transfer agent or its designee before the regular close of the New York Stock Exchange will be executed at the NAV calculated at that day's close.

The Fund invests in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in the Fund may change on days when you will be unable to purchase or redeem shares.

                                                               Account Policies

New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the Securities and Exchange Commission may permit.

Customer Identification Program The Funds' transfer agent is required by law to obtain certain personal information from you (or a person acting on your behalf) in order to verify your (or such person's) identity. If this information is not provided, the transfer agent may not be able to open your account. If the transfer agent is unable to verify your identity (or that of another person authorized to act on your behalf), or believes it has identified potentially criminal activity, the Funds, the Distributor and the transfer agent each reserve the right to reject further purchase orders from you or to take such other action as they deem reasonable or required by law.

Redemptions In-Kind: The Funds reserve the right to make payment in securities rather than cash. This could occur under extraordinary circumstances, such as a very large redemption that could affect a Fund's operations (for example, more than 1% of the Fund's net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in-kind will consist of securities equal in market value to your shares. When the shareholder converts these securities to cash, they will pay brokerage charges.

DISTRIBUTIONS AND TAX CONSIDERATIONS

The BNY Hamilton Global Real Estate Securities Fund declares and pays dividends quarterly, provided that there is net investment income at the end of the fiscal year. Capital gain distributions, if any, are made annually.
Dividends and Distributions are automatically paid in the form of additional fund shares. Notify the transfer agent in writing to:

.. choose to receive dividends or distributions (or both) in cash

.. change the way you currently receive distributions

Your taxable income is the same regardless of which option you choose.

            Type of Distribution        Applicable Federal Tax Rates
            --------------------------------------------------------
            "Qualified dividend income"    Capital gains rates
            from net investment income
            Other dividends from net       Ordinary income rates
            investment income
            Short-term capital gains       Ordinary income rates
            Long-term capital gains        Capital gains rates
            Tax-free dividends             Tax-free

"Qualified dividend income" is income eligible for reduced rates of federal income tax as a result of recent changes to the tax law. The portion of net investment income that will be qualified dividend income may vary from fund to fund and also from year to year. There are also minimum holding periods for fund shares before investors are eligible for the reduced rates.

Distributions from the Fund are expected to be primarily capital gains. To the extent that the Fund makes distributions that are taxed as capital gains, such capital gains may be short- or long-term depending on how long the Fund held the asset being sold.

The Funds issue detailed annual tax information statements for each investor, recording all distributions and redemptions for the preceding year. Any investor who does not provide a valid Social Security or taxpayer identification number to the Funds may be subject to federal backup withholding tax.

Whenever you redeem or exchange shares, you are likely to generate a capital gain or loss, which will be short- or long-term depending on how long you held the shares.

If you invest in a Fund shortly before an expected taxable dividend or capital gain distribution, you may end up getting part of your investment back right away in the form of taxable income, and that dividend may not be eligible for the qualified dividend income rate.


Account Policies

You should consult your tax advisor about your own particular tax situation.

ABUSIVE TRADING

We do not permit market timing or other abusive trading practices in BNY Hamilton Funds. The Funds reserve the right, but do not have the obligation, to reject any purchase or exchange transaction at any time. In addition, the Funds reserve the right to impose restrictions on purchases or exchanges at any time on conditions that are more restrictive on disruptive, excessive or short-term trading than those that are otherwise stated in this prospectus.

Excessive short-term trading or other abusive trading practices may disrupt portfolio management strategies, increase brokerage and administrative costs and hurt fund performance. The Board of Directors of the Fund has adopted policies and procedures designed to deter frequent purchases and redemptions. To minimize harm to the Fund and its shareholders, we reserve the right to reject, in our sole discretion applied uniformly, any purchase order (including an exchange from another BNY Hamilton Fund) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the BNY Hamilton Funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

On a daily basis, the Advisor will review transaction history reports and will identify all redemptions that are within a specific time period from a previous purchase in the same account(s) in the Fund, or in multiple accounts that are known to be under common control. In the event the Advisor identifies redemptions in excess of a specific threshold that is within 5 days of a purchase in the same account (or such multiple accounts), it will contact the Transfer Agent and the Transfer Agent will forward a report containing the past 30 days of activity in the respective account. All redemptions meeting the criteria will be investigated for possible inappropriate trading.

On a monthly basis, the Advisor will issue a report to senior management that will indicate how many transactions were reviewed in that month, any suspicious activity that was identified, and the resolution of each situation identified, whether by not allowing the investor to make additional purchases (including exchanges from other Funds), by closing particular accounts and/or, if the Advisor believes that a broker-dealer is facilitating abusive activity, by refusing to take trades from that broker-dealer.

The policies and procedures are applied uniformly to all non-omnibus accounts. Certain accounts, however, include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day. In these cases, purchases and redemptions of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated would not be known by the Fund. Therefore, it becomes more difficult for us to identify market timing or other abusive trading activities in these accounts, and we may be unable to eliminate abusive traders in these accounts from the Fund. Further, identification of abusive traders may also be limited by operational systems and technical limitations. However, to the extent possible, the Funds will monitor aggregate trading in known omnibus accounts to attempt to identify abusive or disruptive trading, focusing on transactions in excess of $250,000. To the extent abusive or disruptive trading is identified, the Funds will encourage omnibus account intermediaries to address such trading activity in a manner consistent with how the Funds would address such activity directly, if it were able to do so.

The Funds do not knowingly accommodate frequent purchases and redemptions of Fund shares by investors, except as provided under the Fund's policies with respect to known omnibus accounts.

INVESTMENT ADVISOR

The investment advisor of this Fund is The Bank of New York, located at One Wall Street, New York, NY 10286. Founded by Alexander Hamilton in 1784, it is one of the largest commercial banks in the United States, with over $103 billion in assets. The Bank of New York began offering investment services in the


                                                               Account Policies

1830s and today manages more than $113 billion in investments for institutions and individuals.

Urdang Securities Management, Inc. ("Urdang"), located at 630 West Germantown Pike, Suite 300, Plymouth Meeting, PA 19462, is the sub-advisor for the Fund. Urdang, a wholly-owned subsidiary of The Bank of New York since February 2006, has advised institutional clients since 1987 and has assets under management in
excess of $     billion.

Advisor compensation The Advisor is responsible for all business activities and investment decisions for the Fund. In return for these services, the Fund pays the Advisor an annual fee of 0. % of average daily net assets.

A discussion of the basis for the Directors' approval of the Fund's initial investment advisory contracts will be included in the Fund's initial shareholder report.

PORTFOLIO MANAGER

BNY Hamilton Global Real Estate Securities Fund is managed by Todd Briddell, Managing Director and Chief Investment Officer of Urdang, Peter Zabierek, Senior Portfolio Manager of Urdang and Dean Frankel, Senior Portfolio Manager at Urdang. They have managed the Fund since its inception. Mr. Briddell joined Urdang in 1993 as an acquisition officer and co-founded Urdang's real estate securities group in 1995. Mr. Zabierek joined Urdang in 2003 as a portfolio manager and senior securities analyst. Prior to that, he worked at Morgan Stanley as a research analyst in the firm's REIT group. Prior to joining Morgan Stanley in 2003, Mr. Zabierek was an investment banker, specializing in structuring and completing real estate and municipal capital markets transactions. Mr. Frankel joined Urdang in 1997 as an analyst and has managed assets since 1999.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Fund.


Account Policies

                    NOTICE OF PRIVACY POLICY AND PRACTICES

BNY Hamilton Funds recognizes and respects the privacy expectations of our customers. We provide this notice to you so that you will know what kind of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with BNY Hamilton Funds.

COLLECTION OF CUSTOMER INFORMATION

We collect nonpublic personal information about our customers from the following sources:

    . account applications and other forms, which may include a customer's name, address, Social Security number and information about a customer's investment goals and risk tolerance;

    . account history, including information about the transactions and balances in a customer's accounts; and

    . correspondence (written, telephonic or electronic) between a customer or a customer's representative and BNY Hamilton Funds or service providers to BNY Hamilton Funds.

DISCLOSURE OF CUSTOMER INFORMATION

We may disclose any of the customer information we collect to third parties who are not affiliated with BNY Hamilton Funds:

    . as permitted by law--for example, with service providers who maintain or service shareholder accounts for the BNY Hamilton Funds or to a shareholder's broker or agent, to resolve or to protect against customer fraud; and

    . to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.

SECURITY OF CUSTOMER INFORMATION

We protect customer information by requiring service providers to the BNY Hamilton Funds:

    . to maintain policies and procedures designed to limit access to and use of information about customers of the BNY Hamilton Funds to those persons who need to know such information to provide services to us; and

    . to maintain physical, electronic and procedural safeguards to protect nonpublic personal information of customers of the BNY Hamilton Funds.

The policies and practices described in this notice apply to both current and former customers of BNY Hamilton Funds. If we change these policies and practices in a manner that affects the accuracy of this notice, we will notify our customers.
[LOGO]

For More Information

ANNUAL AND SEMI-ANNUAL REPORTS
These include commentary from the Fund managers on the market conditions and investment strategies that significantly affected the Fund's performance, detailed performance data, a complete inventory of the Funds' securities and a report from the Funds' auditor. These reports are available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.

PORTFOLIO HOLDINGS
The fund will provide a full list of its holdings on the BNY Hamilton Funds web site, www.bnyhamilton.com, 60 days after fiscal quarter-end, and its top ten holdings 15 days or more after calendar quarter-end. In addition, 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings. Please contact 1-800-426-9363 to obtain a copy. A description of the fund's policies and procedures for disclosing its holdings is available in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed disclosure on features and policies of the Funds. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this document (that is, it is legally a part of this prospectus). The SAI is available free of charge on the BNY Hamilton Funds website, www.bnyhamilton.com.

YOU CAN OBTAIN THESE DOCUMENTS FREE OF CHARGE, MAKE INQUIRIES OR REQUEST OTHER INFORMATION ABOUT THE FUNDS BY CONTACTING YOUR DEALER OR:

BNY Hamilton Funds
PO Box 182785
Columbus, OH 43218-2785
1-800-426-9363

INFORMATION IS ALSO AVAILABLE FROM THE SEC ON THE EDGAR DATABASE AT WWW.SEC.GOV.

COPIES OF THIS INFORMATION MAY BE OBTAINED BY E-MAIL REQUEST TO
PUBLICINFO@SEC.GOV, OR BY WRITING:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

FOR INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM WHERE DOCUMENTS MAY BE VIEWED AND COPIED, CALL:

1-202-551-8090

Note: The SEC requires a duplicating fee for paper copies.

SEC File Number: 811-06654
[LOGO]

                        BNY Hamilton Distributors, Inc.
                               3435 Stelter Road
                              Columbus, OH 43219

                                                               BYPUSCAPG  04/06

                           BNY HAMILTON FUNDS, INC.

                      Statement of Additional Information

                      BNY Hamilton Tax-Exempt Money Fund

                               December 29, 2006

   This Statement of Additional Information is not a prospectus, but contains additional information about the Fund, listed above which should be read in conjunction with the relevant prospectus, each dated December 29, 2006, as supplemented from time to time, which may be obtained upon request from BNY Hamilton Distributors, Inc., 3435 Stelzer Road, Columbus, Ohio 43219,
Attention: BNY Hamilton Funds, Inc., 1-800-426-9363.

General...............................................................  2

Investment Objectives and Policies....................................  2

Investment Restrictions...............................................  8

Directors and Officers................................................  9

Investment Advisor.................................................... 13

Administrator......................................................... 14

Distributor........................................................... 15

Fund, Shareholder and Other Services.................................. 16

Code of Ethics........................................................ 17

Proxy Voting Policies................................................. 17

Disclosure of Portfolio Holdings...................................... 18

Purchase of Shares.................................................... 19

Redemption of Shares.................................................. 19

Exchange of Shares.................................................... 20

Dividends and Distributions........................................... 20

Net Asset Value....................................................... 20

Performance Data...................................................... 21

Portfolio Transactions and Brokerage Commissions...................... 22

Description of Shares................................................. 25

Taxes................................................................. 25

Appendix A--Description of Securities Ratings......................... 28

                                    General

   BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of twenty-three series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY Hamilton 100% U.S. Treasury Securities Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Tax-Exempt Money Fund, BNY Hamilton Large Cap Equity Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton Small Cap Core Equity Fund, BNY Hamilton Multi-Cap Equity Fund, BNY Hamilton International Equity Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Core Bond Fund, BNY Hamilton Enhanced Income Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Intermediate Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton High Yield Fund, BNY Hamilton Municipal Enhanced Yield Fund and BNY Hamilton Global REIT Fund. Each of the BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY 100% U.S. Treasury Securities Money Fund, BNY Hamilton U.S. Government Money Fund and BNY Hamilton Tax-Exempt Money Fund is referred to as a "Money Market Fund" or a "Fund" and they are collectively referred to as the "Money Market Funds". The Bank of New York (the "Advisor") serves as investment advisor to each of the Money Market Funds. This Statement of Additional Information provides additional information only with respect to the BNY Hamilton Tax-Exempt Money Fund, and should be read in conjunction with the current Prospectuses relating to such Fund. For purposes of this Statement of Additional Information, "Assets" means net assets plus the amount of borrowings for investment purposes.

                      Investment Objectives and Policies

   BNY Hamilton Tax-Exempt Money Fund (the "Tax-Exempt Money Fund" or the "Fund") is designed to be an economical and convenient means of making substantial tax-free investments in money market instruments. The Fund seeks to provide shareholders of the Fund with as high a level of current income that is exempt from federal income taxes as is consistent with the preservation of capital and liquidity. The Fund seeks to maintain a stable $1 share price and invests exclusively in high quality, short-term debt securities and other instruments eligible for investment by money market funds. The Fund may not hold an investment with more than 397 days remaining to maturity (as determined under Rule 2a-7 under the Investment Company Act of 1940) and maintains an average dollar-weighted maturity of 90 days or less. The Fund is managed in accordance with Rule 2a-7, which imposes diversification standards, credit quality restrictions, and maturity limits for individual securities and the Fund's portfolio as a whole. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of any of the Fund. The Fund primarily invests in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. Municipal Obligations are debt obligations issued by a state or territory of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, or other governmental unit of such a state or territory (e.g., county, city, town, village, district and authority). Municipal Obligations in which the Fund may invest include: general obligation notes and bonds; tax-exempt commercial paper; tax and revenue authorization notes; short-term municipal notes, such as tax anticipation notes; private activity bonds, such as industrial development bonds; revenue bonds, bond anticipation notes, revenue anticipation notes; and participations in pools of municipal obligations. Consistent with its investment objective, the Fund, as a fundamental policy, will invest, under normal circumstances, at least 80% of its Assets in Municipal Obligations, the interest on which is exempt from federal income tax and the federal alternative minimum tax. The Fund may invest up to 20% of the Fund's Assets in high quality money market investments the interest income on which is subject to federal income tax and/or the federal alternative minimum tax, but only if such securities are of comparable quality and credit risk with the Municipal Obligations described above. The Fund may acquire stand-by commitments (Municipal Puts) from banks with respect to Municipal Obligations purchased on behalf of the Fund. The Fund intends to acquire the Municipal Puts solely to facilitate portfolio liquidity. The Fund may invest to a significant extent in securities with floating or variable rates of interest.

   The following discussion supplements the information regarding investment objectives and policies of the Fund as set forth above and in its Prospectuses.

Government and Money Market Instruments

   As discussed in the Prospectuses, the Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Fund appears below. See also "Quality and Diversification Requirements".

   United States Government Obligations. The Fund may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and government-sponsored enterprises. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of the Government National Mortgage Association, the Rural Housing Service (formerly known as, the Farmers Home Administration) and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the limited right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

   Foreign Government Obligations. The Fund, subject to its applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities will be denominated in United States dollars. See "Foreign Investments". Similar to United States Government Securities, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, foreign issuers may be unable or unwilling to make timely principal or interest payments.

   Bank Obligations. The Fund, unless otherwise noted in its relevant Prospectus or below, may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state,
(ii) foreign branches of these banks or of foreign banks of equivalent size (known as "Euros") and (iii) United States branches of foreign banks of equivalent size (known as "Yankees"). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

   Commercial Paper. The Fund may invest in commercial paper, including Master Notes. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Commercial paper is typically unsecured.

   Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Advisor acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Advisor. Since Master Notes typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality that satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable within seven days of demand. The Fund does not have any specific percentage limitation on investments in Master Notes.

   Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, the Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have durations in excess of one year from the effective date of the repurchase agreement.

   The Fund will always receive as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur delays or other disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

   Asset-Backed Securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

   Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in mortgage-backed securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. The Fund's net asset value per share for each class will vary with changes in the values of its portfolio securities. To the extent that the Fund invests in mortgage-backed securities, such values will vary with changes in market interest rates generally and the differentials in yields among various kinds of mortgage-backed securities.

   Floating Rate and Variable Rate Demand Notes. The Fund may purchase taxable or tax-exempt floating rate and variable rate demand notes in implementing its investment program. Floating rate and variable rate demand notes and bonds may have a stated maturity in excess of one year, but may have features that permit a holder to demand payment of principal plus accrued interest upon a specified number of days notice. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. The issuer has a corresponding right, after a given period, to prepay in its discretion the outstanding principal of the obligation plus accrued interest upon a specific number of days notice to holders. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank's prime rate, and is reset whenever such rate is adjusted. The interest on a variable rate demand note is reset at specified intervals at a market rate.

   Participations. The securities in which certain of the Funds may invest include participations issued by a bank, insurance company or other financial institution in securities owned by such institutions or affiliated organizations. Participations are pro rata interests in securities held by others. A participation gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the participation, a bank issuing a confirming letter of credit to the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation) or insurance policy of an insurance company.

   The Fund may have the right to sell the participation back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the participations would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, the Fund will attempt to have the issuer of the participation bear the cost of any such insurance, although the Fund may retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting the Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. The Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank

Municipal Obligations

   As described in the Prospectuses, the Fund invests primarily in Municipal Obligations the interest on which is exempt from federal income tax and the federal alternative minimum tax. More information on the various types of Municipal Obligations follows below.

   Municipal Bonds. Municipal bonds are debt obligations issued by states or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency or other governmental unit of such states or territories (e.g., counties, cities, towns, villages, districts and authorities). For example, states, territories, and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses.

   Municipal bonds may be general obligation bonds or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not usually payable from the general taxing power of a municipality.

   In addition, certain types of "private activity" bonds may be issued by public authorities to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities and for water supply, gas, electricity and waste disposal facilities. Other types of private activity bonds are used to finance the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities. Current federal tax laws place substantial limitations on the size of certain of such issues. In certain cases, the interest on a private activity bond may not be exempt from federal income tax or the alternative minimum tax.

   Municipal Lease Obligations. The Fund may invest in municipal lease obligations. These typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Fund may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.

   Municipal Notes. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

   Municipal notes are short-term obligations with a maturity at the time of issuance normally ranging up to one year and are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections ("tax anticipation notes"), revenue receipts ("revenue anticipation notes"), grant moneys ("grant anticipation notes"), or bond sales to finance such public purposes ("bond anticipation notes"). Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

   Municipal commercial paper typically consists of very short-term, unsecured, negotiable promissory notes that are sold to meet the seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

   Municipal demand obligations are subdivided into two types: Municipal Variable Rate Demand Notes and Municipal Master Notes.

   Municipal Variable Rate Demand Notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. For a description of the attributes of Variable Rate Demand Notes, see "Floating Rate and Variable Rate Demand Notes" above. The Municipal Variable Rate Demand Notes in which the Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes will provide that interest rates are adjustable at intervals ranging from daily to six months, and the adjustments are usually based upon the prime rate of a bank or other appropriate interest rate index specified in the respective notes.

   Municipal Master Notes are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, exempt from federal income tax. For a description of the attributes of Master Notes, see "Government and Money Market Instruments--Commercial Paper" above.

   Municipal Puts. The Fund may purchase, without limit, municipal bonds or notes together with the right to resell the bonds or notes to the seller at an agreed price or yield within a specified period prior to the maturity date of the bonds or notes. In addition, the Fund may purchase notes together with the rights described above. Such a right to resell is commonly known as a "put".

   Puts may be purchased as a feature of the underlying bond or note. If the Fund purchases puts as independent securities, it may exercise the puts prior to their expiration date in order to fund obligations to purchase other securities or to meet redemption requests. These obligations may arise during periods in which proceeds from sales of Fund shares and from recent sales of portfolio securities are insufficient to meet obligations or when the funds available are otherwise allocated for investment. In addition, puts may be exercised prior to the expiration date in order to take advantage of alternative investment opportunities or in the event the Advisor revises its evaluation of the creditworthiness of the issuer of the underlying security. In determining whether to exercise puts prior to their expiration date and in selecting which puts to exercise, the Advisor will consider the amount of cash available to the Fund, the expiration dates of the available puts, any future commitments for securities purchases, alternative investment opportunities, the desirability of retaining the underlying securities in the Fund's portfolio and the yield, quality and maturity dates of the underlying securities.

   The Fund will value any securities subject to puts with remaining maturities of less than 60 days by the amortized cost method. If the Fund invests in municipal bonds and notes with maturities of 60 days or more that are subject to puts separate from the underlying securities, the puts and the underlying securities will be valued at fair value as determined in accordance with procedures established by the Directors. The Directors will, in connection with the determination of the value of a put, consider, among other factors, the creditworthiness of the writer of the put, the duration of the put, the dates on which or the periods during which the put may be exercised and the applicable rules and regulations of the Securities and Exchange Commission ("SEC"). Prior to investing in such securities, the Fund, if deemed necessary based upon the advice of counsel, will apply to the SEC for an exemptive order, which may not be granted, relating to the valuation of such securities.

   Since the value of a put is partly dependent on the ability of the put writer to meet its obligation to repurchase, the policy of the Fund is to enter into put transactions only with securities dealers or issuers who are approved by the Advisor. Each dealer will be approved on its own merits, and it is the Fund's general policy to enter into put transactions only with those dealers that are determined to present minimal credit risks. In connection with such determination, the Directors will review regularly the Advisor's list of approved dealers, taking into consideration, among other things, the ratings, if available, of their equity and debt securities, their reputation in the securities markets, their net worth, their efficiency in consummating transactions and any collateral arrangements, such as letters of credit, securing the puts written by them. Commercial bank dealers normally will be members of the Federal Reserve System, and other dealers will be members of the National Association of Securities Dealers, Inc. or members of a national securities exchange. Other put writers will have outstanding debt rated in the highest rating categories as determined by a Nationally Recognized Statistical Rating Organization ("NRSRO"). Currently, there are three NRSROs: Moody's, S&P, and Fitch Investors Services, L.P. If a put writer is not rated by an NRSRO, it must be of comparable quality in the Advisor's opinion or such put writers' obligations will be collateralized and of comparable quality in the Advisor's opinion. The Directors have directed the Advisor not to enter into put transactions with any dealer that in the judgment of the Advisor present more than a minimal credit risk. In the event that a dealer should default on its obligation to repurchase an underlying security, the Fund is unable to predict whether all or any portion of any loss sustained could subsequently be recovered from such dealer.

   The BNY Hamilton Funds believe that given the terms of the puts and the attendant circumstances the Fund should be considered the owner of the securities subject to the puts so that the interest on the securities is tax-exempt income to the Fund.

Additional Investments

   When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

   Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by the Fund. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities (other than the obligations created by reverse repurchase agreements). The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on the Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions".

   Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, United States Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the Custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans for terms in excess of one year. The Fund will not lend their securities to any Director, officer, employee, or affiliate of BNY Hamilton, the Advisor, any sub-adviser, the Administrator or the Distributor, unless permitted by applicable law.

   Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities.

Quality and Diversification Requirements

   The Fund is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that, with respect to 75% of its total assets, (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of the Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer, subject to the limitation of any applicable state securities laws, or as described below. Investments not subject to the limitations described above could involve an increased risk to the Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

   In order to attain its objective of maintaining a stable net asset value of $1.00 per share for each of its respective classes, each of the Money Market Funds will (i) limit its investment in the securities (other than United States Government securities) of any one issuer to no more than 5% of the Money Market Fund's assets, measured at the time of purchase, except for investments held for not more than three Business Days (subject, however, to each Money Market Funds' investment restriction No. 4 set forth under "Investment Restrictions" below); and (ii) limit investments to securities that present minimal credit risks.

   The Directors have adopted procedures that (i) require each Money Market Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days and to invest only in securities with a remaining maturity of 397 days or less (as determined by Rule 2a-7 under the 1940 Act), and (ii) require each Money Market Fund, in the event of certain downgradings of or defaults on portfolio holdings, to reassess promptly whether the security presents minimal credit risks and, in certain circumstances, to determine whether continuing to hold the security is in the best interests of each Money Market Fund. In determining suitability of investment in a particular unrated security, the Advisor takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

                            Investment Restrictions

Fundamental Policies

   In addition to its investment objectives, the Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information". See also "Organization" and "Additional Information". The Fund's investment restrictions follow.

   The Fund may not:

      1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the market value of a Fund's net assets would be in investments that are illiquid;

      2. Enter into reverse repurchase agreements (although the Fund may enter into reverse repurchase agreements, provided such agreements do not exceed in the aggregate one-third of the market value of the Fund's total assets, less liabilities other than obligations created by reverse repurchase agreements);

      3. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the relevant Fund's total assets, taken at cost, at the time of such borrowing and except in connection with permitted reverse repurchase agreements, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts not to exceed one-third of the value of the Fund's total assets at the time of such borrowing. No Money Market Fund will purchase securities while borrowings (including reverse repurchase agreements) exceed 5% of its total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes and, in the case of the Fund, will not apply to reverse repurchase agreements;

      4. Purchase the securities or other obligations of any issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation does not apply to issues of the United States Government, its agencies or instrumentalities or to permitted investments of up to 25% of the Fund's total assets;

      5. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's total assets, except that the Fund may invest more than 25% of its assets in securities and other instruments issued by domestic banks and bank holding companies. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, negotiable certificates of deposit, time deposits, and bankers' acceptances of United States branches of United States banks;

      6. Make loans, except through purchasing or holding debt obligations, or entering into repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objective and policies (see "Investment Objectives and Policies");

      7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities; or commodity contracts or interests in oil, gas, or mineral exploration, development or lease programs;

      8. Purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

      9. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

      10. Act as an underwriter of securities; or

      11. Issue senior securities as defined in the 1940 Act, except insofar as the Fund may be deemed to have issued a senior security by reason of
   (a) entering into any repurchase agreement or reverse repurchase agreement;
   (b) permitted borrowings of money; or (c) purchasing securities on a when-issued or delayed delivery basis.

In addition to the restrictions listed above, as a fundamental policy, the Tax-Exempt Money Fund will invest at least 80% of its Assets in Municipal Obligations that are exempt from federal income tax.

                            Directors and Officers

   The Directors and executive officers of BNY Hamilton, together with information as to their principal occupations during the past five years are shown below. The "fund complex" consists of one investment company, BNY Hamilton, including 23 series thereunder.

                                                                             Number of
                                                                           Portfolios in
                       Position(s)   Term of Office        Principal       Fund Complex
Name, Address and     Held with BNY  and Length of       Occupation(s)      Overseen by   Other Directorships
Year of Birth           Hamilton      Time Served#    During Last 5 Years    Director      Held by Director
-----------------     ------------- ---------------- --------------------- ------------- ---------------------

Independent Directors

Edward L. Gardner     Director and  Since May 12,    Chairman of the           23        Vice Chair, New
One Wall Street       Chairman      1995             Board, President and                York Public Library
New York, NY 10286                                   Chief Executive                     Conservator's
Year of Birth: 1934                                  Officer, Industrial                 Council; Member,
                                                     Solvents Corporation,               Points of Light
                                                     1981 to Present                     Foundation, 1995 to
                                                     (Petro-Chemical                     Present; Chairman of
                                                     Sales)                              the Board, Big
                                                                                         Brothers/Big Sisters
                                                                                         of New York City,
                                                                                         1992 to 2005;
                                                                                         Chairman Emeritus,
                                                                                         Big Brothers/Big
                                                                                         Sisters, 2005 to
                                                                                         present; Member,
                                                                                         Rockefeller
                                                                                         University Council,
                                                                                         1984 to Present

James E. Quinn        Director      Since            President, Tiffany &      23        Director, Mutual of
One Wall Street                     November 15,     Co., January 2003 to                America Capital
New York, NY 10286                  1996             Present; Member,                    Management Co.,
Year of Birth: 1952                                  Board of Directors,                 Trustee, Museum of
                                                     Tiffany & Co., 1995                 the City of New
                                                     to Present, Vice                    York; Chairman,
                                                     Chairman, Tiffany &                 North American
                                                     Co., 1999 to Present.               Board of the UCD
                                                                                         Smurfit School

Karen R. Osar         Director      Since May 13,    Senior Vice President     23        Director, Encore
One Wall Street                     1998             and Chief Financial                 Medical Corporation;
New York, NY 10286                                   Officer, Chemtura,                  Director, Webster
Year of Birth: 1949                                  Inc. (Chemical                      Bank and Webster
                                                     Manufacturing), 2004                Financial Corporation
                                                     to Present; Senior
                                                     Vice President and
                                                     Chief Financial
                                                     Officer,
                                                     MeadWestvaco Corp.
                                                     (Paper Packaging),
                                                     2002 to 2003; Senior
                                                     Vice President and
                                                     Chief Financial
                                                     Officer, Westvaco
                                                     Corp., 1999 to 2002

Kim D. Kelly          Director      Since August 11, Chief Executive           23        Chair of Cable
One Wall Street                     1999             Officer, Arroyo                     Advertising Bureau,
New York, NY 10286                                   Video, 2004 to 2005;                Director of AgileTV,
Year of Birth: 1956                                  President, Chief                    The Cable Center and
                                                     Operating Officer and               Cable in the
                                                     Chief Financial                     Classroom; Treasurer
                                                     Officer, Insight                    and Trustee of Saint
                                                     Communications,                     David's School;
                                                     2000 to 2003                        Director, Arroyo
                                                                                         Video; Director,
                                                                                         MCG Capital

John Alchin           Director      Since August 8,  Executive Vice            23        Director, Big
One Wall Street                     2001             President, Co-Chief                 Brothers/Big Sisters
New York, NY 10286                                   Financial Officer and               of Southeastern
Year of Birth: 1948                                  Treasurer, Comcast                  Pennsylvania;
                                                     Corporation, 1990 to                Member, Corporate
                                                     Present                             Executive Board of
                                                                                         Directors of the
                                                                                         Philadelphia Museum
                                                                                         of Art

                                                                                          Number of
                                                                                        Portfolios in
                                    Position(s)    Term of Office       Principal       Fund Complex
Name, Address and                  Held with BNY   and Length of      Occupation(s)      Overseen by   Other Directorships
Year of Birth                        Hamilton       Time Served#   During Last 5 Years    Director      Held by Director
-----------------                 --------------- ---------------- -------------------  ------------- ---------------------

Joseph Mauriello                  Director        Since            Retired Deputy           23        None
One Wall Street                                   July 7,          Chairman, KPMG LLP,
New York, NY 10286                                2006             2006 to Present;
Year of Birth: 1944                                                Deputy Chairman,
                                                                   KPMG LLP,
                                                                   2004-2006; Vice
                                                                   Chairman, Financial
                                                                   Services, KPMG LLP,
                                                                   2002-2004; Partner,
                                                                   KPMG LLP 1974-2006.


Interested Director

Newton P.S. Merrill               Director        Since February   Retired; Senior          23        Director, National
One Wall Street                                   12, 2003         Vice President, The                Integrity Life
New York, NY 10286                                                 Bank of New York,                  Insurance, 2000 to
Year of Birth: 1939                                                1994 to 2003;                      Present; Trustee,
                                                                   Chairman and                       Museum of the City of
                                                                   Director, Ivy Asset                New York, 1995 to
                                                                   Management, 2000 to                Present; Director,
                                                                   2003                               Woods Hole
                                                                                                      Oceanographic
                                                                                                      Institute, 1994 to
                                                                                                      Present; Honorary
                                                                                                      Trustee, Edwin Gould
                                                                                                      Foundation for
                                                                                                      Children, 2003 to
                                                                                                      Present; Trustee
                                                                                                      Connecticut River
                                                                                                      Museum, 2005 to
                                                                                                      Present

Officers

Kevin Bannon                      Chief Executive Since            Executive Vice           --        --
One Wall Street                   Officer,        May 12, 2003     President and Chief
New York, NY 10286                President                        Investment Officer
Year of Birth: 1952                                                of The Bank of New
                                                                   York**, 1993 to
                                                                   Present; Chairman
                                                                   of The Bank of New
                                                                   York's Investment
                                                                   Policy Committee


Ellen Kaltman                     Chief           Since August 30, Managing Director,       --        --
One Wall Street                   Compliance      2004             Compliance, The
New York, NY 10286                Officer                          Bank of New York**,
Year of Birth: 1948                                                1999 to Present

Guy Nordahl                       Treasurer and   Since February   Vice President, The      --        --
One Wall Street                   Principal       15, 2005         Bank of New York**,
New York, NY 10286                Accounting                       1999 to Present
Year of Birth: 1965               Officer

Kim Smallman                      Secretary       Since            Counsel, Legal           --        --
100 Summer Street, 15th Floor                     November 10,     Services, BISYS
Boston, MA 02110                                  2004             Fund Services Ohio,
Year of Birth: 1971                                                Inc. **, 2002 to
                                                                   Present; Attorney,
                                                                   private practice,
                                                                   2000-2002


Molly Martin Alvarado             Assistant  Since         Paralegal, BISYS     --   --
100 Summer Street, 15th Floor     Secretary  September 20, Fund Services Ohio,
Boston, MA 02110                             2006          Inc.**, 2005 to
Year of Birth: 1965                                        Present; Blue Sky
                                                           Corporate Legal
                                                           Assistant, Palmer &
                                                           Dodge LLP, 1999 to
                                                           2005; Business Law
                                                           Legal Assistant
                                                           Coordinator, Palmer
                                                           & Dodge LLP, 2002
                                                           to 2005.

Alaina V. Metz                    Assistant  Since         Chief                --   --
3435 Stelzer Road                 Secretary  May 14, 1997  Administrator,
Columbus, OH 43219                                         Administration
Year of Birth: 1967                                        Services of BISYS
                                                           Fund Services Ohio,
                                                           Inc. **, June 1995
                                                           to Present

Wayne Rose                        AML        Since         Broker Dealer        --   --
100 Summer Street, 15th Floor     Compliance September 20, Compliance Officer,
Boston, MA 02110                  Officer    2006          BISYS Fund Services
Year of Birth: 1969                                        Ohio, Inc.***,
                                                           August 2003 to
                                                           Present; Compliance
                                                           Officer, JPMorgan
                                                           Invest, LLC,
                                                           January 2003 to
                                                           August 2003;
                                                           Brokerage Legal
                                                           Product Manager,
                                                           Fidelity
                                                           Investments,
                                                           September 2000 to
                                                           December 2002

--------
# Each Director shall hold office until his or her successor is elected and qualified. The officers of BNY Hamilton shall serve for one year and until their successors are duly elected and qualified, or at the pleasure of the Directors.

* Mr. Merrill is an "interested" Director by reason of his ownership of securities of the parent company of The Bank of New York, the Funds' Advisor.

** This position is held with an affiliated person or principal underwriter of BNY Hamilton.

Responsibilities of the Board of Directors

   The Board has responsibility for the overall management and operations of BNY Hamilton, including general supervision of the duties performed by the Advisor and other service providers.

Board of Director Committees

   The Board of Directors has an Audit Committee, the members of which are Messrs. Alchin, Gardner, Mauriello and Quinn and Mmes. Osar and Kelly (chair). The Audit Committee met three times during the fiscal year ended December 31, 2005. The Board of Directors has determined that all members of the Audit Committee are "independent," as required by applicable listing standards of the New York Stock Exchange. The Audit Committee makes recommendations to the full Board of Directors with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect upon BNY Hamilton's financial operations.

   The Board of Directors has a Nominating Committee, the members of which are Messrs. Alchin, Gardner, Mauriello and Quinn (chair) and Mmes. Osar and Kelly. The Nominating Committee nominates candidates for election to the Board of Directors of BNY Hamilton Funds, Inc., and it also has the authority to recommend the removal of any Director from the Board. The Nominating Committee did not meet during the fiscal year ended December 31, 2005. The Nominating Committee will consider shareholder recommendations for Director nominees. Shareholders may send written recommendations to Mr. Quinn.

   The Compensation Committee oversees the compensation established for Directors and any officers who are compensated by the Funds. The members of this committee are Messrs. Alchin (chair), Gardner, Mauriello and Quinn and Mmes. Osar and Kelly. The committee did not hold any meetings during the fiscal year ended December 31, 2005.

Ownership of Shares of BNY Hamilton

                                                              Aggregate Dollar Range of
                                Dollar Range of Equity      Equity Securities in All Funds
                                     Securities in          Overseen by Director in Family
                              the Fund as of December 31,   of Investment Companies as of
Name of Independent Director             2005*                    December 31, 2005
---------------------------- -----------------------------  ------------------------------
Edward L. Gardner                        None                      Over $100,000
James E. Quinn                           None                      Over $100,000
Karen R. Osar                            None                      $50,001-100,000
Kim D. Kelly                             None                      Over $100,000
John R. Alchin                           None                      None
Joseph Mauriello                         None                      None

* Because the Fund commenced operations as of the date of this Statement of Additional Information, none of the Directors or their immediate family members owns beneficially or of record any shares of the Fund.

                                                             Aggregate Dollar Range of
                               Dollar Range of Equity      Equity Securities in All Funds
                                    Securities in          Overseen by Director in Family
                             the Fund as of December 31,   of Investment Companies as of
Name of Interested Director             2005*                    December 31, 2005
--------------------------- -----------------------------  ------------------------------
Newton P.S. Merrill                     None                       Over $100,000

* Because the Fund commenced operations as of the date of this Statement of Additional Information, none of the Directors or their immediate family members owns beneficially or of record any shares of the Fund.

   As a group, the Directors and officers of the Fund do not own any shares of the Fund.

Ownership in BNY Hamilton's Advisor or Distributor

   Other than Mr. Merrill's ownership of securities of the parent company of The Bank of New York as of December 31, 2005, none of the Directors or their immediate family members owns beneficially or of record securities in the Fund's investment advisor or principal underwriter or entity directly or indirectly controlling, controlled by, or under common control with the Fund's investment advisor or principal underwriter.

Compensation of Directors and Executive Officers

   The following table sets forth certain information regarding the compensation of BNY Hamilton's Directors and executive officers for the fiscal year ended December 31, 2005. In 2007, BNY Hamilton expects to pay each Director annual compensation of $40,000, per-meeting fees of $4,000 (in-person meetings) and $2,000 (telephonic meetings) and out-of-pocket expenses. In addition, the Chair of the Board of the Directors receives an additional $20,000 in annual compensation, and the Chair of the Audit Committee receives an additional $5,000 in annual compensation. During the fiscal year ended December 31, 2005, such compensation and fees amounted to $382,000, plus out-of-pocket expenses. The compensation is allocated to all series of the BNY Hamilton Funds. The Directors and executive officers do not receive pension or retirement benefits.

                                                     Aggregate                                               Total Compensation
                                                Compensation Paid by Pension or Retirement Estimated Annual   Paid by the Fund
                                                  All BNY Hamilton    Benefits Accrued as   Benefits Upon   Complex (23 Funds) to
Name of Person, Position                               Funds         Part of Fund Expenses    Retirement          Director
------------------------                        -------------------- --------------------- ---------------- ---------------------
Edward L. Gardner, Director and Chairman of the
  Board........................................       $ 89,000                 0                  0                $89,000
James E. Quinn, Director.......................         76,000                 0                  0                 76,000
Karen Osar, Director...........................         86,250                 0                  0                 86,250
Kim Kelly, Director............................         77,250                 0                  0                 77,250
John Alchin, Director..........................         84,000                 0                  0                 84,000
Joseph Mauriello, Director*....................              0                 0                  0                      0
Newton P.S. Merrill, Director..................         86,000                 0                  0                 86,000
Ellen Kaltman, Chief Compliance Officer........        150,000                 0                  0                     --

* Mr. Mauriello joined the Board in July 2006.

   By virtue of the responsibilities assumed by the Advisor, the Administrator and the Sub-Administrator (see "Investment Advisor", "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Fund has no employees; except as indicated above, the Fund's officers are provided and compensated by The Bank of New York or by BISYS Fund Services Ohio, Inc. ("BISYS"). BNY Hamilton's officers conduct and supervise the business operations of the Fund.

   The Bank of New York extends lines of credit to Comcast Corporation, a company of which Mr. Alchin is an officer, and one of its subsidiaries in the ordinary course of business. As of December 31, 2005, The Bank of New York had extended lines of credit to Comcast Corporation, which represented 3% of all the lines of credit of each such company. As of December 31, 2005, there were no amounts outstanding under the line of credit extended from The Bank of New York to Comcast Corporation.

   The Bank of New York extends lines of credit to Tiffany & Co., a company of which Mr. Quinn is an officer, in the ordinary course of business. As of December 31, 2005, The Bank of New York had extended lines of credit to Tiffany & Co., which represented 19.5% of all the lines of credit of such company. As of that date, the loans outstanding from The Bank of New York to Tiffany & Co., including long-term senior debt, represented 2.0% of Tiffany & Co.'s total outstanding debt.

                              Investment Advisor

   The investment advisor to the Fund is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

   Under the terms of the Advisory Agreement, the investment advisory services The Bank of New York provides to the Fund are not exclusive. The Bank of New York is free to, and does, render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives, and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Funds. See "Portfolio Transactions and Brokerage".

   As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by The Bank of New York, under the Advisory Agreement, the Fund has agreed to pay The Bank of New York a fee, which is computed daily and may be paid monthly, equal to the annual rate of the Fund's average daily net assets as described in the Prospectuses.

   The Bank of New York has voluntarily agreed to limit the expenses of the Fund to 0.__%, 0.__%, 0.__%, 0.__% and 0.__% for the Institutional Shares, Hamilton Shares, Agency Shares, Premier Shares and Classic Shares, respectively. The limitation will be accomplished by waiving all or a portion of its advisory, accounting, custodial and certain other service fees and, if necessary, reimbursing expenses. The Bank of New York may cease these voluntary waivers and/or expense reimbursements at any time.

   The Investment Advisory Agreement for the Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons", as defined by the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". The Investment Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares on 60 days' written notice to the Advisor and by the Advisor on 60 days' written notice to the Fund. See "Additional Information".

   The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, The Bank of New York's activities remain subject to, and may be limited by, applicable federal banking laws and regulations. The Bank of New York believes that it may perform the services for the Funds contemplated by the Investment Advisory Agreement without violating applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Funds.

   If the Bank of New York were prohibited from acting as investment advisor to the Fund, it is expected that the Directors would recommend to the Fund's shareholders that they approve the Fund's entering into new investment advisory agreements with another qualified advisor selected by the Directors.

                                 Administrator

   The Bank of New York serves as the Fund's administrator (the "Administrator") and assists generally in supervising the operations of the Fund. The Administrator's offices are located at 101 Barclay Street, New York, NY 10286. The Administrator has agreed to provide administrative services, including, but not limited to, the following: prepare minutes of Board meetings and assist the Secretary in preparation for Board meetings; perform for the Fund compliance tests and issue compliance summary reports; participate in the periodic updating of the Fund's Registration Statements and Prospectuses; coordinate the preparation, filing, printing and dissemination of periodic reports and other information to the SEC and the Fund's shareholders, including proxy statements, annual and semi-annual reports to shareholders, Form N-SAR, Form N-CSR, Form N-Q and notices pursuant to Rule 24f-2; prepare workpapers supporting the preparation of federal, state and local income tax returns for the Fund for review and approval by the Fund's independent auditors; perform ongoing wash sales review; prepare and file Form 1099s with respect to the Fund's Directors, upon the approval of the Treasurer; prepare and, subject to approval of the Treasurer, disseminate to the Board quarterly unaudited financial statements and schedules of the Fund's investments and make presentations to the Board, as appropriate; subject to approval of the Board, assist the Fund in obtaining fidelity bond and Directors & Officers/Errors & Omissions insurance coverage; prepare statistical reports for outside information services (e.g., iMoney Net, Inc., ICI, Lipper Analytical and Morningstar); attend shareholder and Board meetings as requested; subject to review and approval by the Treasurer, establish appropriate expense accruals, maintain expense files and coordinate the payment of invoices for the Fund; and provide an employee of the Administrator designated by the Board to serve as Chief Compliance Officer, together with all necessary support staff, expenses and facilities.

   The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, the Administrator entered an agreement appointing BISYS, as sub-administrator (the "Sub-Administrator"), to perform the following administrative functions: provide compliance support and oversight, including compliance testing, reporting to the Chief Compliance Officer on compliance testing, joint regulatory oversight, Board support as requested, oversight of BNY Hamilton's transfer agent and distributor, oversight of annual anti-money laundering review, and support legal administration services as requested; review daily and monthly Compliance Management Reports; test conformity of compliance restrictions and limitations within the then-current Registration Statement, and annually conduct an independent review of the Compliance Matrix against the investment policies and other stated policies in the Fund's Registration Statement; review at least annually the Pre-Trade System and Procedures for Manual Tests of the investment advisor(s); conduct semi-annual compliance training for Fund portfolio managers; provide ongoing consulting to assist the Administrator with any compliance questions or issues; support the Administrator's preparation of (i) the annual update to the Fund's Registration Statement, (ii) other amendments to the Fund's Registration Statement and supplements to Prospectuses and Statements of Additional Information and
(iii) the holding of Annual or Special Meetings of shareholders and preparation of proxy materials relating thereto, and file any of the foregoing with the SEC upon the request of BNY Hamilton; prepare such reports, applications and documents as may be necessary or desirable to register the shares with state securities authorities, monitor the sale of shares for compliance with state securities laws, and file with the appropriate state securities authorities the registration statements and reports and all amendments thereto, as may be necessary or convenient to register and keep effective the registration of the Fund and their shares with state securities authorities; coordinate the distribution of prospectuses, supplements, proxy materials and reports to shareholders; coordinate the solicitation and tabulation of proxies (including any annual meeting of shareholders); assist with the design, development, and operation of the Fund, including new classes, investment objectives, policies and structure, and provide consultation related to legal and regulatory aspects of the establishment, maintenance, and liquidation or dissolution of Fund; obtain and maintain fidelity bonds and directors and officers/errors and omissions insurance policies for BNY Hamilton and file fidelity bonds and any notices with the SEC as required under the 1940 Act, to the extent such bonds and policies are approved by the Board; maintain corporate records on behalf of BNY Hamilton; manage the preparation process for Board meetings by (i) coordinating Board book preparation, production and distribution, (ii) preparing Board agendas, resolutions and minutes, (iii) preparing the relevant sections of the Board materials required to be prepared by BISYS, (iv) assisting to gather and coordinate special materials related to annual contract renewals and approval of rule 12b-1 plans and related matters, (v) attending Board meetings and recording the minutes, and (vi) performing such other Board meeting functions as agreed in writing; prepare and distribute Director/Officer Questionnaires, review completed Questionnaires and resolve any open issues with BNY Hamilton and counsel; review proxy statements prepared by counsel; provide officers of BNY Hamilton, other than officers required to certify certain SEC filings under the Sarbanes-Oxley Act of 2002; prepare and file amendments to the Certificate of Incorporation as necessary; and prepare amendments to the By-Laws. The Sub-Administrator is not an otherwise affiliated person of the Administrator.

   The annual fees for the Money Market Funds payable to the Administrator are equal to 0.07% of each Fund's respective average daily net assets. In addition, each Fund pays a prorated portion of the annual fee of $150,000 charged to BNY Hamilton as compensation for the provision of the Chief Compliance Officer and related staff facilities and expenses.

   The Administration Agreement between BNY Hamilton and the Administrator may be renewed or amended by the Directors without a shareholder vote.

                                  Distributor

   BNY Hamilton Distributors, Inc., an indirect wholly-owned subsidiary of the BISYS Group, Inc., acts as the Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreement for the Funds must be approved in the same manner as the Investment Advisory Agreements described above under "Investment Advisor". The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares as defined under "Additional Information".

   The Distributor may, at its own expense, assist in marketing the Fund's shares.

   The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. At the date hereof, the Advisor has in place arrangements to make such additional payments to Brown Brothers Harriman, Charles Schwab, Chicago Mercantile Exchange, J.P. Morgan Chase, Putnam Investments, Vanguard and Wachovia. The amount paid will be a percentage of an applicable Fund's average net assets attributable to customers of those shareholder servicing agents. The percentage generally will not exceed 0.15%; however, with respect to Wachovia serving in its capacity as record-keeper to the Advisor's retirement plans, such percentage will not exceed 0.55%. The Directors have adopted a distribution plan ("12b-1 Plan") with respect to the Classic Shares and Retail Shares of all of the Money Market Funds. Such 12b-1 Plan will permit the respective Funds to reimburse the Distributor for distribution expenses in an amount up to 0.25% per annum of average daily net assets of Classic Shares and up to 0.50% per annum of average daily net assets of Retail Shares. Distribution expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Classic Shares or Retail Shares, as applicable. The Classic Shares or Retail Shares of a Fund, as applicable, also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Classic Shares or Retail Shares of the related Fund as the SEC construes such term under Rule 12b-1 of the 1940 Act. If expenses reimbursable under the 12b-1 Plan exceed 0.25% per annum of average daily net assets of Classic Shares, or 0.50% per annum of average daily net assets of Retail Shares, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Classic Shares or Retail Shares of a Fund, as applicable, will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

   Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the 12b-1 Plan are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan, which has been adopted by the Directors for the benefit of the Funds. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares". The Rule provides, among other things, that a Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and the 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of BNY Hamilton nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plan is in effect, the nomination of the Directors who are not interested persons of BNY Hamilton (as defined in the 1940 Act) must be committed to the non-interested Directors.

                     Fund, Shareholder and Other Services

   BISYS, P.O. Box 182785, Columbus, Ohio, 43218-2785, serves as the transfer agent for the Fund. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for the Fund.

   The Directors, in addition to reviewing actions of the Fund's investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy.

   BNY Hamilton Funds, Inc. has adopted an Amended and Restated Shareholder Servicing Plan in respect of the Retail Shares class, Classic Shares class, Premier Shares class, Agency Shares class and Hamilton Shares class of the Fund. Under this Plan, financial institutions and other organizations ("Service Organizations") may agree to provide (or cause to others to provide) any combination of the shareholder support services and other related services and administrative assistance described below.

   Shareholder support services include: (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Fund; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares;
(e) verifying shareholder requests for changes to account information;
(f) handling correspondence from shareholders about their accounts;
(g) assisting in establishing and maintaining shareholder accounts; and
(h) providing other shareholder services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law. Other related services and administrative assistance include: (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with periodic account statements showing their purchases, sales, and positions in the Fund; (c) processing dividend payments for the Fund; (d) providing sub-accounting services to the Fund for shares held for the benefit of shareholders; (e) forwarding communications from the Fund to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs;
(f) receiving, tabulating and transmitting proxies executed by Fund shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares;
(h) developing and maintain facilities to enable transmission of share transactions by electronic and non-electronic means; (i) providing support and related services to financial intermediaries in order to facilitate their processing of orders and communications with shareholders; (j) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (k) developing and maintaining check writing functionality.

   Pursuant to the Shareholder Servicing Plan, the Fund may pay a Service Organization the annual shareholder servicing fees in respect of the following classes at the specified rates.

Retail...................................................... 0.__%
Classic..................................................... 0.30%
Premier..................................................... 0.30%
Agency...................................................... 0.15%
Hamilton.................................................... 0.05%

   In each case, such fee is accrued daily and payable monthly, based on the average daily net assets of Fund shares owned by or for shareholders by that Service Organization. In the case of the Retail, Classic and Premier Shares classes of the Fund, the amounts paid to Service Organizations for "service fees" (as defined by the National Association of Securities Dealers, Inc.) shall not exceed 0.25% of the average daily net assets attributable to a particular share class of the Fund.

   The Money Market Funds have entered into shareholder servicing agreements with The Bank of New York pursuant to which the Bank of New York, as a Service Organization, will provide services contemplated above to each of the Classic, Premier, Agency and Hamilton Shares class of the Money Market Funds, as applicable, at the fee rates described above.

   The Bank of New York, One Wall Street, New York, New York 10286, serves as the custodian (the "Custodian") and fund accounting agent for the Fund.

   Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 was the registered independent public accounting firm of the BNY Hamilton Funds for the fiscal year ended December 31, 2005. The independent auditors of the BNY Hamilton Funds must be approved annually by the Audit Committee and the Board to continue in such capacity. They will perform audit services for the BNY Hamilton Funds including the examination of financial statements included in the annual report to shareholders.

                                Code of Ethics

   BNY Hamilton, the Advisor and the Distributor each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of BNY Hamilton, the Advisor and the Distributor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

                             Proxy Voting Policies

   The Advisor has been delegated the authority and responsibility to vote the proxies of certain of its trust and investment advisory clients, including the Funds. The Advisor understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

   The Advisor has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures. The Advisor has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Advisor has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Advisor and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. As ISS will vote proxies in accordance with the proxy voting guidelines, the Advisor believes that this process is reasonably designed to address material conflicts of interest that may arise between the Advisor and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Advisor's Chief Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner.

   Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues.

   A complete copy of the Proxy Policy may be obtained by writing to: Charles Goodfellow, The Bank of New York, 1290 Avenue of the Americas, New York, New York 10104.

   Information on how the Fund has voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(1) without charge, upon request, by calling 1-800-426-9363 and (2) on the SEC's website at http://www.sec.gov.

                       Disclosure of Portfolio Holdings

   The Fund views information about portfolio holdings as sensitive and limits the dissemination of material non-public holdings information to circumstances in accordance with the guidelines outlined below.

      1. The Fund will provide a full list of its holdings as of the end of the Fund's fiscal quarter on www.bnyhamilton.com 60 days after its fiscal quarter-end;

      2. The Fund will provide its top ten holdings as of the end of the calendar quarter on BNY Hamilton's web site 15 days or more after the calendar quarter-end;

      3. The Fund will provide summary composition data derived from Fund holdings information as of the end of the calendar quarter on BNY Hamilton's web site 15 days or more after the calendar quarter-end;

      4. The Fund will provide material non-public holdings information to third parties that, (i) calculate information derived from holdings either for use by the Advisor or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and (ii) enter into agreements that specify that (a) holdings information will be kept confidential, (b) no employee shall use the information for their personal benefit (including trading), (c) the firms certify their information security policies and procedures, and (d) the nature and type of information that may be disclosed to third parties shall be limited.

      5. Except as discussed below, the Fund may provide to ratings and rankings organizations the same information at the same time it is filed with the SEC or one day after the information is provided on BNY Hamilton's web site.

      6. No sooner than 30 days after the end of each month, the Fund will make publicly available upon request an uncertified, complete schedule of its portfolio. The notice of availability of each Fund's schedule shall be made in the Fund's prospectuses or statement of additional information and on the BNY Hamilton Funds' website. In order to receive the Fund's schedule, any requesting party shall be required to make such request each time that the requester would like to receive a schedule (i.e., there can be no standing arrangement under which a recipient receives the Fund's schedule whether or not a formal request was made).

   The information referenced in (1), (2) and (3) above, will be available on the website until disclosed in the Fund's Form N-CSR or Form N-Q that is filed with the SEC for the relevant period.

   The entities that may receive the information described in (4) above are:
(i) Morningstar, Inc. (full holdings quarterly, 25 days after quarter-end);
(ii) Lipper (full holdings quarterly, 25 days after quarter-end; (iii) Thomson Financial (full holdings quarterly, 25 days after quarter-end); (iv) S&P (full holdings of Money Fund and Treasury Money Fund weekly, six days after the end of the week; full holdings of all funds quarterly, 25 days after quarter-end); and (v) Moody's Investor Services (full holdings of Money Fund and Treasury Money monthly, six days after the end of the week). The entities listed in
(v) may also receive such information with respect to the Fund included in this Statement of Additional Information if such Fund obtains ratings from such organizations. In addition, Morningstar, Lipper, Thomson Financial, S&P, the Investment Company Institute and Value Line each receive the Fund's top ten holdings and industry breakdowns on a quarterly basis, one month after quarter end.

   The Fund may also disclose to an issuer the number of shares of the issuer (or the percentage of outstanding shares) held by the Fund. Employees of The Bank of New York, in its capacity as the Funds' investment advisor, and each of the sub-advisors and each of their respective affiliates, that are access persons under the Funds' codes of ethics, have access to Fund holdings on a regular basis. In addition, The Bank of New York, in its capacity as the Funds' custodian and administrator, and BISYS Fund Services Ohio, Inc., in its capacity as the Funds' sub-administrator, has access to full holdings on a regular basis.

   In addition, material non-public holdings information may be provided as part of the normal investment activities of the Fund to: auditors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; counsel to the Fund or the non-interested Directors; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation.

   The service providers to which the Fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed.

   Neither the Fund nor The Bank of New York will provide portfolio holdings information to any individual, investor or other person or entity (other than those outlined above) unless specifically authorized by the BNY Hamilton Funds' Chief Compliance Officer ("CCO"). The CCO will assess each request for access on a case-by-case basis in order to determine whether the granting of such request would (i) serve a legitimate business purpose and (ii) be in the best interests of Fund shareholders. All approvals of disclosure requests will be reported to the Board of Directors at its next meeting.

   To the extent that a disclosure request is granted, the recipient of such information shall be required to enter into agreements that specify that
(i) holdings information will be kept confidential, (ii) no employee shall use the information for their personal benefit (including trading), (iii) the firms certify their information security policies and procedures, and (iv) the nature and type of information that may be disclosed to third parties shall be limited. In the event portfolio holdings disclosure made pursuant to the Funds' policies and procedures present a conflict of interest between the Funds' shareholders and The Bank of New York, a sub-adviser, the Funds' distributor or any other affiliated person of the Funds, the disclosure will not be made unless a majority of the independent Directors approves such disclosure.

   The Bank of New York will not enter into any arrangements with third parties from which it would derive any benefit, monetary or other, for the disclosure of material non-public holdings information. If, in the future, the Bank of New York desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Fund's SAI.

   It is understood that the portfolio composition of certain separate accounts managed by The Bank of New York or its affiliates may be similar to the portfolio held by one or more Funds. To the extent that such similarities do exist, the account holders and/or their representatives may obtain some knowledge as to the portfolio holdings of the Funds.

   There is no assurance that the BNY Hamilton Funds' policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

                              Purchase of Shares

   Investors may open Fund accounts and purchase shares as described in each Prospectus under "Purchase of Shares".

   Each Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus applicable sales charges, if any) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, a Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value".

                             Redemption of Shares

   Investors may redeem shares as described in each Prospectus. Shareholders of the Fund should be aware that the Fund attempts to maintain a stable net asset value of $1.00 per share for each class; however, there can be no assurance that the Fund will be able to continue to do so and, in that case, the net asset value of the Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount that differs from the number of shares redeemed. See the Fund's Prospectuses and "Net Asset Value".

   Shareholders redeeming their shares by telephone should be aware that neither the Fund nor any of its service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent the Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

   If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payments wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

   Further Redemption Information. The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

                              Exchange of Shares

   Shareholders purchasing shares directly from a Fund may exchange those shares at the current net asset value per share for other series of BNY Hamilton Funds, Inc. that have a similar class of shares, in accordance with the terms of the current prospectus of the series being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the series to be acquired are purchased for settlement when the proceeds from redemption become available. In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege.

                          Dividends and Distributions

   The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" in the Fund's Prospectuses.

   Net investment income of each class of shares in the Fund consists of accrued interest or discount and amortized premium applicable to the specific class, less the accrued expenses of the Fund applicable to the specific class during that dividend period, including the fees payable to the Administrator, allocated to each class of shares. See "Net Asset Value". Determination of the net investment income for each class of shares for the Fund will be made immediately prior to the determination of the Fund's net asset value, as specified in the relevant Prospectus.

   Dividends on each class of shares of the Fund are determined in the same manner and are paid in the same amount regardless of class, except that Hamilton Shares, Agency Shares, Premier Shares, Classic Shares and Retail Shares bear the fees paid to Shareholder Organizations on their behalf for those general services described under "Shareholder Servicing Plans" in the Prospectuses of the Fund, and Classic Shares and Retail Shares bear Rule 12b-1 fees. In addition, each class of shares of the Fund bears certain other miscellaneous expenses specific to that class (i.e., certain cash management, registration and transfer agency expenses).

                                Net Asset Value

   The Fund will compute its net asset value per share for each of its classes as described under "Net Asset Value" (or the equivalent heading) in the relevant Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received.

   All portfolio securities for the Fund will be valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value of $1.00 per share for each class of shares. No assurances can be given that this goal will be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 0.5% occurs between valuation based on the amortized cost method and valuation based on market value, the Directors will take steps necessary to reduce such deviation, such as changing dividend policy, shortening the average portfolio maturity or realizing gains or losses. See "Taxes".

   Valuing the Fund's instruments on the basis of amortized cost and use of the term "money market fund" are permitted by Rule 2a-7 of the 1940 Act. Rule 2a-7 prohibits money market funds that use the amortized cost method to value assets from investing more than 5% of their total assets in the securities of any single issuer, except obligations of the United States government and its agencies and instrumentalities. The Fund intends to conduct its investment activities in a manner consistent with the requirements of Rule 2a-7. This is not, however, a fundamental policy and may be changed by the Directors at any time without the approval of the shareholders of any of the Fund.

   The Directors oversee the Advisor's adherence to the SEC's rules, and have established procedures designed to stabilize net asset value of each class of shares of the Fund at $1.00. Each day net asset value is computed, each class of shares of the Fund will calculate the net asset value of each class of shares by using both the amortized cost method and market valuations. At such intervals as they deem appropriate, the Directors consider the extent to which net asset value as calculated by using market valuations would deviate from $1.00 per share. Immediate action will be taken by the Directors if the variance between market value and amortized cost exceeds 0.5%.

   If the Directors believe that a deviation from the Fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Directors have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing net asset value by using available market quotations; and such other measures as the Directors may deem appropriate. During periods of declining interest rates, a Money Market Fund's yield based on amortized cost may be higher than the corresponding yields based on market valuations. Under these circumstances, a shareholder of any class of shares of the Fund would be able to obtain a somewhat higher yield than would result if that the Fund used market valuations to determine its net asset value. The converse would apply in a period of rising interest rates.

   Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                               Performance Data

   From time to time, the Fund may quote performance in terms of yield, actual distributions, total return (before and after taxes), or capital appreciation in reports, sales literature, and advertisements published by the Fund. Current performance information for the Fund may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

   Yield Quotations. As required by regulations of the SEC, current yield for each class of shares of the Fund is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account by the value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each class of shares of the Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

   General. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

   From time to time, the yields and the total returns (including total returns after taxes on distributions and redemption) of each class of shares of the Fund may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Fund may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of the Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as, the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of the Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, the Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Fund is generally available by calling 1-800-426-9363.

   Comparative performance information may be used from time to time in advertising the Fund's shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications. The Fund may compare the performance of each class of shares to the Money Fund Report, a service of IBC Financial Data, Inc., as well as yield data reported in other national financial publications.

   From time to time, the Fund may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, in such communications, the Advisor may offer opinions on current economic conditions.

               Portfolio Transactions and Brokerage Commissions

   Securities of the Fund typically are purchased via a domestic or foreign securities exchange, in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

   Portfolio Turnover. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation.

   Portfolio transactions for the Fund will be undertaken principally to accomplish the Fund's objective in relation to expected movements in the general level of interest rates. The Fund may engage in short-term trading consistent with its objectives.

   The Fund's policy of investing only in securities with maturities of less than 397 days (as determined by Rule 2a-7 under the 1940 Act) will result in high portfolio turnover. Since brokerage commissions are not normally paid on investments that the Fund makes, turnover resulting from such investments should not adversely affect the net asset value or net income of the Fund.

   Portfolio securities will not be purchased from or through or sold to or through the Fund's Administrator, Distributor, Advisor or any "affiliated person", as defined in the 1940 Act, of the Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or any of the affiliates of the Advisor is a member, except to the extent permitted by law.

   On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, including the other Funds, to the extent permitted by applicable laws and regulations, the Advisor may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor, in the manner it considers to be most equitable and consistent with the Advisor's fiduciary obligations to the Fund. In some instances, this procedure might adversely affect the Fund.

   If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which a Fund may write may be affected by options written by the Advisor for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

   Because the Fund commenced operations as of the date of this Statement of Additional Information, the Fund did not pay any brokerage commissions during the fiscal year ended December 31, 2005.

   As of December 31, 2005, BNY Hamilton held equity securities and debt obligations of its regular broker-dealers, in the amounts indicated below:

                                                             Total Security
                                                             Value (000's)
                                                             --------------
ABN AMRO Bank...............................................    $150,000
ABN AMRO Holding NV.........................................       1,388
Alpha Bank..................................................       1,293
American Express............................................     200,786
AXA.........................................................       1,642
Bank of America Corp........................................      27,676
BB & T Corp.................................................         381
Bear Stearns & Cos., Inc....................................      27,073
BNP Paribas SA..............................................       2,467
CIGNA Corp..................................................         162
Cincinnati Financial Corp...................................          89
Citigroup, Inc..............................................     114,990
Comerica, Inc...............................................         105
Credit Suisse Group.........................................       2,678
Deutsche Bank AG............................................     202,427
E*Trade Financial Corp......................................          96
Federated Investors, Inc....................................          35
Franklin Resources, Inc.....................................         260

Goldman Sachs Group, Inc.................................... 640,939
ING Group NV................................................   1,915
Janus Capital Group, Inc....................................      45
JP Morgan Chase & Co........................................  13,809
KeyCorp.....................................................     153
Lehman Brothers Holdings, Inc...............................   7,647
Lincoln National Corp.......................................     103
Marsh & McClennan Cos., Inc.................................     266
MBIA, Inc...................................................      95
Mellon Financial Corp.......................................     163
Merrill Lynch & Co., Inc....................................  10,691
Metlife, Inc................................................   1,772
Morgan Stanley.............................................. 727,328
National Australia Bank Ltd.................................   1,601
Nomura Holdings, Inc........................................   1,633
Northern Trust Corp.........................................     111
Piper Jaffray Cos., Inc.....................................   1,344
PNC Financial Services Group, Inc...........................     207
Prudential Corp. plc........................................   1,255
Prudential Financial, Inc...................................   3,598
Regions Financial Corp......................................     179
Sanpaolo IMI spa............................................   2,138
Societe Generale............................................   1,808
State Street Corp...........................................     208
T. Rowe Price Group, Inc....................................   1,859
The Bank of New York Co., Inc...............................     279
The Charles Schwab Corp.....................................     172
UBS AG......................................................  53,089
Wachovia Corp...............................................  10,562
Zions Bancorp...............................................      91
Zurich Financial Services AG................................   1,075

                             Description of Shares

   BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation currently permit the Corporation to issue __,000,000,000 shares of common stock, par value $0.001 per share, of which shares of the Fund have been classified as follows:

                                                             Shares of
                                                              Common
Name of Series and Classes Thereof                           Allocated
----------------------------------                           ---------
BNY Hamilton Tax-Exempt Money Fund
Institutional Shares
Hamilton Shares
Agency Shares
Premier Shares
Classic Shares

   Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and non-assessable by BNY Hamilton. The rights of redemption and exchange are described in the appropriate Prospectus and elsewhere in this Statement of Additional Information.

   The shareholders of the Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

   BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a Director or Directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

   The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

   For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Funds, see the applicable Prospectuses.

   No single person beneficially owns 25% or more of the Corporation's voting securities.

                                     Taxes

   The Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to the Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for the Fund.

   The Fund intends to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Tax Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income from
(i) dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) diversify its holdings so that, at the end of each fiscal quarter,
(i) at least 50% of the market value of the Fund's assets is represented by cash, United States Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and
(ii) not more than 25% of the value of its assets is invested (x) in the securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its net investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, "net capital gain").

   In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (b) above, (i) in the case of the Fund's investments in loan participations the issuer may be the financial intermediary or the borrower and (ii) the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

   If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If for any year the Fund does not qualify as a regulated investment company, all of its taxable income, including its net capital gain, will be subject to tax at the regular corporate rate, with no deduction for distributions to shareholders. Such distributions generally will be taxable to shareholders as qualified dividend income (as discussed below), and generally will result in a dividends received deduction for a corporate shareholder.

   Under the Tax Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax. For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends generally will be taxable to a shareholder in the year declared rather than the year paid.

   For federal income tax purposes, distributions of investment income, other than distributions properly designated as "exempt-interest dividends," generally are taxable as ordinary income regardless of whether such distributions are taken in cash or reinvested in additional shares. Distributions properly designated as "exempt-interest dividends" generally are not subject to federal income tax, but may be subject to state and local taxes and may, in certain instances associated with not more than 20% of the Fund's assets, result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Shareholders that receive social security or railroad retirement benefits, should consult their tax advisers to determine what effect, if any, an investment in the Fund may have on the federal taxation of their benefits. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Not all taxable dividends from all Funds are expected to be qualified dividend income. Distributions from the Fund will not be eligible for the 70% dividends-received deduction.

   A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain recognized before January 1, 2011 at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

   Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

   The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

   Foreign Shareholders. Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts

   If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

   Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.

                                  Appendix A

Description of Securities Ratings

S&P

Corporate and Municipal Bonds

   AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

   AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

   A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

   BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

   BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

   B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

   CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

   CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

   C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

   NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

   A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

   A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

Corporate and Municipal Bonds

   Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

   B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.

   Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

   C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

   NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

   Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

  .   Leading market positions in well established industries.

  .   High rates of return on funds employed.

  . Conservative capitalization structures with moderate reliance on debt and ample asset protection.

  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

  . Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

   MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

   MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                           BNY HAMILTON FUNDS, INC.

                      Statement of Additional Information

                BNY Hamilton Global Real Estate Securities Fund

                               December 29, 2006

This statement of additional information is not a prospectus, but contains additional information about the Fund listed above which should be read in conjunction with the relevant prospectus, each dated December 29, 2006, as supplemented from time to time, which may be obtained upon request from BNY Hamilton Distributors, Inc., 3435 Stelzer Road, Columbus, Ohio 43219,
Attention: BNY Hamilton Funds, Inc., 1-800-426-9363.

Table of Contents
General...................................................
Investment Objectives and Policies........................
Investment Restrictions...................................
Directors and Officers....................................
Investment Advisor........................................
Portfolio Managers........................................
Administrator.............................................
Distributor...............................................
Fund and Other Services...................................
Code of Ethics............................................
Proxy Voting Policies.....................................
Disclosure of Portfolio Holdings..........................
Purchase of Shares........................................
Waiving Class A Sales Charge..............................
Redemption of Shares......................................
Exchange of Shares........................................
Dividends and Distributions...............................
Net Asset Value...........................................
Performance Data..........................................
Portfolio Transactions and Brokerage Commissions..........
Description of Shares.....................................
Taxes.....................................................
Special Considerations Relating to Investments in New York
Municipal Obligations.....................................
Specimen Price Mark-Up....................................
Financial Statements......................................
Appendix A - Description of Securities Ratings............

                                    GENERAL

BNY Hamilton Funds, Inc. ("BNY Hamilton") is an open-end investment company, currently consisting of twenty-three series: BNY Hamilton Money Fund, BNY Hamilton Treasury Money Fund, BNY Hamilton New York Tax-Exempt Money Fund, BNY Hamilton 100% U.S. Treasury Securities Money Fund, BNY Hamilton U.S. Government Money Fund, BNY Hamilton Tax-Exempt Money Fund, BNY Hamilton Large Cap Equity Fund, BNY Hamilton Large Cap Value Fund, BNY Hamilton Large Cap Growth Fund, BNY Hamilton Small Cap Growth Fund, BNY Hamilton Small Cap Core Equity Fund, BNY Hamilton Multi-Cap Equity Fund, BNY Hamilton International Equity Fund, BNY Hamilton Global Real Estate Securities Fund, BNY Hamilton Intermediate Government Fund, BNY Hamilton Core Bond Fund, BNY Hamilton Enhanced Income Fund, BNY Hamilton Intermediate New York Tax-Exempt Fund, BNY Hamilton Intermediate Tax-Exempt Fund, BNY Hamilton S&P 500 Index Fund, BNY Hamilton U.S. Bond Market Index Fund, BNY Hamilton High Yield Fund, and BNY Hamilton Municipal Enhanced Yield Fund (each, a "Fund" and, collectively, the "Funds"). This Statement of Additional Information provides additional information only with respect to the BNY Hamilton Global Real Estate Securities Fund (the "Fund," also known as, an "Equity Fund"), and should be read in conjunction with the current Prospectuses relating to such Fund. The Bank of New York (the "Advisor") serves as investment advisor to the Fund. Urdang Securities Management, Inc., a wholly owned subsidiary of The Bank of New York serves as the sub-adviser to the Fund. For purposes of this Statement of Additional Information, "Assets" means net assets plus the amount of borrowings for investment purposes.

                      INVESTMENT OBJECTIVES AND POLICIES

BNY Hamilton Global Real Estate Securities Fund (the "Global Real Estate Securities Fund") seeks to maximize total return by providing capital appreciation and current income. The Fund invests in a global portfolio of equity securities (primarily common stock) of real estate companies, including real estate investment trusts ("REITs"), real estate operating companies ("REOCs") and similar entities, located primarily in, but not limited to, the developed markets of Europe, Australia, Asia and North America (including the United States). Although the Fund primarily invests in developed markets, it may also make investments in emerging markets. The Fund may invest in equity securities of companies of any market capitalization, including smaller companies. The Fund will be benchmarked against the FTSE European Public Real Estate Association/National Association of Real Estate Investment Trusts Global Equity Index. Under normal circumstances, the Fund invests at least 80% of its Assets in publicly traded equity securities of companies principally engaged in the real estate industry. (The Fund will provide its shareholders with 60 days' prior notice of any change in this non-fundamental policy.) A company is "principally engaged" in the real estate industry if, in the opinion of its sub-adviser, at least 50% of its total revenues or earnings are derived from or at least 50% of the market value of its assets are attributed to the development, ownership, construction, management or sale of real estate. Equity securities include common stocks, preferred stocks, convertible securities, rights, warrants or other equity investments.

The following discussion supplements the information regarding investment objectives and policies of the Fund as set forth above and in its Prospectuses.

Government and Money Market Instruments

As discussed in the Prospectuses, the Fund may invest in cash equivalents to the extent consistent with its investment objectives and policies. A description of the various types of cash equivalents that may be purchased by the Funds appears below. See also "Quality and Diversification Requirements".

United States Government Obligations. The Fund, subject to its investment policies, may invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and government-sponsored enterprises. Obligations issued or guaranteed by federal agencies or instrumentalities may or may not be backed by the "full faith and credit" of the United States. Securities that are backed by the full faith and credit of the United States include Treasury bills, Treasury notes, Treasury bonds and obligations of the Government National Mortgage Association, the Rural Housing Service (formerly known as, the Farmers Home Administration) and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to, obligations of the Tennessee Valley Authority, the Federal National Mortgage Association and the United States Postal Service, each of which has the limited right to borrow from the United States Treasury to meet its obligations, and obligations of the Federal Farm Credit System and the Federal Home Loan Banks, both of whose obligations may be satisfied only by the individual credits of each issuing agency.

Foreign Government Obligations. The Fund, subject to its investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. These securities may be denominated in United States dollars or in another currency (including the local currency of the governmental issuer). See "Foreign Investments". Similar to United States Government Securities, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries or the possible inability of the Fund to enforce its rights against the foreign government. As with issuers of other fixed income securities, foreign issuers may be unable or unwilling to make timely principal or interest payments.

Bank Obligations. The Fund may invest in negotiable certificates of deposit, bank notes, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks that have more than $2 billion in total assets and are organized under the laws of the United States or any state,
(ii) foreign branches of these banks or of foreign banks of equivalent size (known as "Euros") and (iii) United States branches of foreign banks of equivalent size (known as "Yankees"). The Fund will not invest in obligations for which the Advisor, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Fund may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank or the World Bank).

Commercial Paper. The Fund may invest in commercial paper, including Master Notes. Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Commercial paper is typically unsecured.

Master Notes are obligations that provide for a periodic adjustment in the interest rate paid and permit periodic changes in the amount borrowed. Master Notes are governed by agreements between the issuer and the Advisor acting as agent, for no additional fee, in its capacity as investment advisor to the Fund and as fiduciary for other clients for whom it exercises investment discretion. The monies loaned to the borrower come from accounts maintained with or managed by the Advisor or its affiliates pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. The Advisor, acting as a fiduciary on behalf of its clients, has the right to increase or decrease the amount provided to the borrower under such Master Notes. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Treasury bill auction rate, the rate on Master Notes is subject to change. Repayment of Master Notes to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand, which is continuously monitored by the Advisor. Since Master Notes typically are not rated by credit rating agencies, the Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Advisor to have a credit quality that satisfies the Fund's quality restrictions. See "Quality and Diversification Requirements". Although there is no secondary market for Master Notes, such obligations are considered by the Fund to be liquid because they are payable within seven days of demand. The Fund does not have any specific percentage limitation on investments in Master Notes.

Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved by the Board of Directors of BNY Hamilton (the "Directors"). In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price is normally in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the duration of the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by the Fund to the seller. The duration of these repurchase agreements will usually be short, from overnight to one week, and at no time will the Fund invest in repurchase agreements for more than one year. The securities that are subject to repurchase agreements, however, may have durations in excess of one year from the effective date of the repurchase agreement. The Fund will always receive as collateral securities whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Fund's custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur delays or other disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, liquidation of the collateral by the Fund may be delayed or limited. Repurchase agreements with more than seven days to maturity are considered by the Fund to be illiquid securities and are subject to certain fundamental investment restrictions. See "Investment Restrictions".

STRIPS. The Fund may invest in STRIPS. STRIPS are United States Treasury bills, notes, and bonds that have been issued without interest coupons or stripped of their unmatured interest coupons, interest coupons that have been stripped from such United States Treasury securities, and receipts or certificates representing interests in such stripped United States Treasury securities and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for Federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates owned by the Fund which were purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.

STRIPS do not entitle the holder to any periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. Current Federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.

Corporate Bonds and Other Debt Securities

The Fund may invest in bonds and other debt securities of domestic and foreign issuers to the extent consistent with its investment objectives and policies.

Asset-Backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which the Fund may invest are subject to the Fund's overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying mortgage obligations. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Accordingly, the Fund's ability to maintain positions in mortgage-backed securities will be affected by reductions in the principal amount of such securities resulting from such prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. The Fund's net asset value per share for each class will vary with changes in the values of its portfolio securities. To the extent that the Fund invests in mortgage-backed securities, such values will vary with changes in market interest rates generally and the differentials in yields among various kinds of mortgage-backed securities.

Equity Investments. The Fund invests in equity securities to the extent consistent with its investment objective and policies. The securities in which the Fund may invest include those listed on any domestic or foreign securities exchange or traded in the over-the-counter market. More information on the various types of equity investments which may be purchased by the Fund appears in the Prospectuses for the Fund and below. See "Quality and Diversification Requirements".

Equity Securities. The common stocks in which the Fund may invest includes the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. These investments may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure.

Convertible Securities. The convertible securities in which the Fund may invest include any debt securities or preferred stock that may be converted into common stock or that carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. They also entitle the holder to receive interest or dividends until the holder elects to exercise the conversion privilege.

Depository Receipts. The Fund may invest in American Depositary Receipts
(ADRs), Global Depository Receipts (GDRs), and European Depository Receipts
(EDRs) (collectively, "Depository Receipts"). Depository Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities market and may represent securities held by institutions located anywhere in the world.

Warrants and Rights

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a stated price. The Fund may use warrants and rights in a manner similar to their use of options on securities, as described below. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of options. Unlike most options, however, warrants and rights are issued in specific amounts, and warrants generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

Real Estate Securities

As described in the prospectuses, the Fund invests in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts ("REITs") and real estate operating companies ("REOCs"). REITs are pooled investment vehicles that invest in real estate or real estate-related companies. The Funds may invest in different types of REITs, including equity REITs, which own real estate directly; mortgage REITs, which make construction, development, or long-term mortgage loans; and hybrid REITs, which share characteristics of equity REITs and mortgage REITs.

In general, the value of a REIT's shares changes in light of factors affecting the real estate industry. Factors affecting real estate values include the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, adequacy of rent to cover operating expenses, and local and regional markets for competing asset classes. The value of real estate also may be affected by changes in interest rates and social and economic trends. REITs are also subject to the risk of poor performance by the REIT's manager, defaults by borrowers, self-liquidation, adverse changes in the tax laws, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986 and/or to maintain exempt status under the 1940 Act. See "Taxes" below for a discussion of special tax considerations relating to a Fund's investment in REITs.

Risks of Foreign Investments

General. Investment in foreign issuers or securities principally traded outside the United States may involve special risks due to foreign economic, political, and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting, and disclosure requirements than U.S. issuers. The securities of some foreign governments, companies, and securities markets are less liquid, and at times more volatile, than comparable U.S. securities and securities markets. Foreign brokerage commissions and related fees also are generally higher than in the United States. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations also apply to investments in securities of foreign issuers and securities principally traded outside the United States.

Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors.

Emerging Markets. The risks described above apply to an even greater extent to investments in emerging countries. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries, and disclosure and regulatory standards in many respects are less stringent. In addition, the securities markets of emerging countries are typically subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations is limited, and any such enforcement may be arbitrary and the results may be difficult to predict. In addition, reporting requirements of emerging countries with respect to the ownership of securities are more likely to be subject to interpretation or changes without prior notice to investors than more developed countries.

Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on their economies and securities markets.

Economies of emerging countries generally are heavily dependent on international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies of emerging countries also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of emerging countries may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of creditors in those countries to make payments on their debt obligations, regardless of their financial condition.

Custodial services are often more expensive and other investment-related costs higher in emerging countries than in developed countries, which could reduce the Fund's income from investments in securities or debt instruments of emerging country issuers.

Emerging countries are more likely than developed countries to experience political uncertainty and instability, including the risk of war, terrorism, nationalization, limitations on the removal of funds or other assets, or diplomatic developments that affect U.S. investments in these countries. No assurance can be given that adverse political changes will not cause a Fund to suffer a loss of any or all of its investments (or, in the case of fixed-income securities, interest) in emerging countries.

Additional Investments

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and no interest accrues to the Fund until settlement takes place. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of its acquisition, a when-issued security may be valued at less than the purchase price. The Fund will make commitments for such when-issued transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund will maintain with the custodian a segregated account with liquid assets, consisting of cash, United States Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 25% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

Investment Company Securities. The Fund may invest in the securities of other investment companies within the limits set by the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of the Fund's total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. This may also be viewed as the borrowing of money by a Fund. The Fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The Fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. The Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. See "Investment Restrictions".

Loans of Portfolio Securities. The Fund may lend securities if such loans are secured continuously by liquid assets consisting of cash, United States Government securities or other appropriate securities or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Fund in the normal settlement time, currently three Business Days after notice, or by the borrower on one day's notice (as used herein, "Business Day" shall denote any day on which the New York Stock Exchange and the Custodian are both open for business). Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and its shareholders. The Fund may pay reasonable finders' and custodial fees in connection with loans. In addition, the Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and the Fund will not make any loans for terms in excess of one year. The Fund will not lend its securities to any Director, officer, employee, or affiliate of BNY Hamilton, the Advisor, the sub-adviser, the Administrator or the Distributor, unless permitted by applicable law.

Privately Placed and Certain Unregistered Securities. The Fund may invest in privately placed, restricted, Rule 144A and other unregistered securities.

Structured Notes

Structured notes are derivative debt securities, the interest rate or principal of which is determined by reference to changes in the value of a specific asset, reference rate, or index (the "reference") or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the reference. The terms of a structured note may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured notes may be indexed positively or negatively, so that appreciation of the reference may produce an increase or decrease in the interest rate or value of the principal at maturity. In addition, changes in the interest rate or the value of the principal at maturity may be fixed at a specified multiple of the change in the value of the reference, making the value of the note particularly volatile.

Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured notes also may be more volatile, less liquid, and more difficult to price accurately than less complex securities or more traditional debt securities.

Quality and Diversification Requirements

The Fund is classified as a "diversified" series of a registered investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the remaining 25% of the Fund's total assets, there is no such limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in the securities of any one issuer.

The Fund may invest in convertible debt securities, for which there are no specific quality requirements. To the extent that the Fund invests in lower rated securities, it may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing higher coupons or interest rates than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Fund invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.

Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Fund's portfolio securities for purposes of determining the Fund's NAV. See Appendix A for more detailed information on the various ratings categories.

In addition, at the time the Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A (or its equivalent) or higher by an nationally recognized statistical ratings organization ("NRSRO"); the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-2 (or its equivalent) or better by an NRSRO; or if no such ratings are available, the investment must be of comparable quality in the Advisor's opinion. At the time the Fund invests in any other short-term debt securities, they must be rated A (or its equivalent) or higher by an NRSRO, or if unrated, the investment must be of comparable quality in the sub-advisor's opinion.

Derivative Instruments

Hedging is a means of transferring risk that an investor does not desire to assume during an uncertain market environment. The Fund may use different types of derivative instruments, such as financial futures contracts, options on financial instruments and indexes of stock securities, to reduce the effects of market fluctuations.

The Fund may purchase and sell (write) both put options and call options on securities, swap agreements and securities indexes. The Fund may also (i) enter into interest rate and index futures contracts and purchase and sell options on such futures contracts ("futures options"); (ii) enter into swap agreements with respect to interest rates and indexes of securities; and (iii) invest in structured notes. The purpose of any of these transactions is to hedge against changes in the market value of securities in the Fund's portfolio caused by fluctuating interest rates or currency rates, and to close out or offset existing positions in such futures contracts or options. The Fund will not engage in financial futures or options transactions for speculation, but only as a hedge against changes in the market values of securities held by the Funds and where the transactions are appropriate to reduction of risk.

Limitations. The Fund will sell stock index futures only if the amount resulting from the multiplication of the then current level of the indexes upon which its futures contracts are based and the number of futures contracts which would be outstanding do not exceed one-third of the value of the Fund's net assets. The Fund also may not purchase or sell stock index futures or purchase options on futures if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases stock index futures contracts, it will deposit an amount of cash and cash equivalents equal to the market value of the futures contracts in a segregated account with the Fund's Custodian.

Special Considerations Relating to Derivative Instruments. The Fund may take positions in financial futures contracts or options traded on registered securities exchanges and contract markets solely as a hedge. However, for a hedge to be completely successful, the price changes of the hedging instruments should equal the price changes of the securities being hedged. To the extent the hedging instrument utilized does not involve specific securities in the portfolio, such equal price changes will not always be possible. The use of these instruments involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. Thus, hedging activities may not be completely successful in eliminating market value fluctuations of the portfolios. When using hedging instruments that do not specifically correlate with securities in a Fund's portfolio, the Advisor will attempt to create a very closely correlated hedge. See "Risks Associated with Futures and Futures Options" below. Further, the use of options rather than financial futures contracts to hedge portfolio securities may result in partial hedges because of the limits inherent in the exercise prices.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments, and the possible inability of a Fund to close out or to liquidate its derivatives positions. In addition, the Fund's use of such instruments may cause a Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if it had not used such instruments.

The Fund will pay brokerage commissions on its financial futures and options transactions. The Fund will also incur premium costs for purchasing put and call options. Brokerage commissions and premium costs may tend to reduce the yield of the Fund.

The Fund's ability to engage in hedging activities and certain portfolio transactions may be further limited by various investment restrictions of the Fund and certain income tax considerations. For example, the amount of assets that the Fund is permitted to invest in option and futures contracts is limited as described above; furthermore, the limitations on the percentage of gross income that the Fund may realize from transactions in these securities may restrict its ability to effect transactions in these securities. See "Taxes".

The value of some derivative instruments may be particularly sensitive to changes in prevailing interest rates.

Options on securities, futures contracts, options on futures contracts, and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

Options and Indexes.

The Fund may purchase put options only on equity securities held in its portfolio and write call options on stocks only if they are covered, and such call options must remain covered so long as the Fund is obligated as a writer. The Fund does not presently intend to purchase put options and write call options on stocks that are not traded on national securities exchanges or listed on the Nasdaq National Market(R) ("NASDAQ").

The Fund may attempt to reduce the risk of investment in equity securities by hedging a portion of its portfolio securities through the use of stock index futures, options on stock index futures traded on a national securities exchange or board of trade and options on securities and on stock indexes traded on national securities exchanges.

The Fund will not engage in transactions in stock index futures contracts or related options for speculation. The Fund will use these instruments only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transaction is economically appropriate to the reduction of risks inherent in the ongoing management of the Fund.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The premium that the Fund receives from writing a call option (or pays for buying a call option) will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates.

The Fund will only write call options and put options if they are "covered". In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, with cash or other assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, in such amount as segregated by the Fund's custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with its custodian assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, in an amount equal to the contract value of the index. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or
(ii) greater than the exercise price of the call written, provided the difference is maintained by a Fund in segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Directors. A put option on a security or an index is "covered" if the Fund segregates assets determined to be liquid by the Advisor in accordance with procedures established by the Directors equal to the exercise price. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with procedures established by the Directors.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security. A straddle will be covered when sufficient assets are deposited to meet the Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Options on indexes are similar to options on debt instruments or equity securities, except that rather than the right to take or make delivery of a debt instrument or security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Unlike options on debt instruments or equity securities, gain or loss depends on the price movements in the securities included in the index rather than price movements in individual debt instruments or equity securities.

Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. As the writer of a covered call option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Futures Contracts and Options on Futures Contracts. The Fund may invest in interest rate futures contracts and options thereon ("futures options").

An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; and bank certificates of deposit.

The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

To comply with applicable rules of the Commodity Futures Trading Commission ("CFTC") under which BNY Hamilton and the Fund avoid being deemed a "commodity pool" or a "commodity pool operator," the Fund intends generally to limit its use of futures contracts and futures options to "bona fide hedging" transactions, as such term is defined in applicable regulations, interpretations and practice. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. The Fund's hedging activities may include sales of futures contracts as an offset against the effect of expected increases in interest rates, and purchases of futures contracts as an offset against the effect of expected declines in interest rates. Although other techniques could be used to reduce exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with procedures established by the Directors ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by them. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund's immediate obligations. The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is "in the money."

Additional Limitations on Use of Futures and Futures Options. When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's Custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with procedures established by the Directors, that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

To the extent that securities with maturities greater than one year are used to segregate assets to cover the Fund's obligations under futures contracts and related options, such use will not eliminate the risk of a form of leverage, which may tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio, and may require liquidation of portfolio positions when it is not advantageous to do so. However, any potential risk of leverage resulting from the use of securities with maturities greater than one year may be mitigated by the overall duration limit on a Fund's portfolio securities. Thus, the use of a longer-term security may require the Fund to hold offsetting short-term securities to balance the Fund's portfolio such that the Fund's duration does not exceed the maximum permitted for the Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Taxes."

Risks Associated with Futures and Futures Options. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

                            INVESTMENT RESTRICTIONS

Fundamental Policies

In addition to its investment objectives, the Fund is subject to certain investment restrictions that are deemed fundamental policies, i.e., policies that cannot be changed without the approval of the holders of a majority of the outstanding voting securities of the Fund, as defined under "Additional Information". See also "Organization" and "Additional Information". The Fund's investment restrictions follow.

The Fund may not:

1. Acquire illiquid securities, including repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund's net assets would be in investments that are illiquid;

2. Borrow money, except from banks for extraordinary or emergency purposes and then only in amounts not to exceed one-third of the value of the Fund's total assets, taken at cost, at the time of such borrowing and except in connection with reverse repurchase agreements permitted by Investment Restriction 12, or mortgage, pledge, or hypothecate any assets except in connection with any such borrowing in amounts not to exceed one-third of the value of the Fund's net assets at the time of such borrowing. The Fund will not purchase securities while borrowings exceed 5% of the Fund's total assets. This borrowing provision is included to facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes. Collateral arrangements for premium and margin payments in connection with a Fund's hedging activities are not deemed to be a pledge of assets;

3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in securities or other obligations of any one such issuer. This limitation shall not apply to issues of the United States Government, its agencies or instrumentalities and to permitted investments of up to 25% of the Fund's total assets;

4. Purchase the securities or other obligations of issuers in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of the value of the Fund's total assets, except that the Fund will invest more than 25% of its total assets in any industry or group of industries within the real estate sector. For purposes of industry concentration, there is no percentage limitation with respect to investments in securities of the United States Government, its agencies or instrumentalities;

5. Purchase the securities of an issuer if, immediately after such purchase, the Fund owns more than 10% of the outstanding voting securities of such issuer;

6. Make loans, except through the purchase or holding of debt obligations (including privately placed securities), or the entering into of repurchase agreements, or loans of portfolio securities in accordance with the Fund's investment objectives and policies (see "Investment Objectives and Policies");

7. Purchase or sell puts, calls, straddles, spreads or any combination thereof; real estate; commodities or commodity contracts, except for the Fund's interests in derivative instruments as described under "Investment Objectives and Policies"; or interests in oil, gas or mineral exploration or development programs. However, the Fund may purchase securities or commercial paper issued by companies which deal or invest in real estate or interests therein, including real estate investment trusts, and and may purchase securities which are secured by interests in real estate. In addition, the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities or other instruments.

8. Purchase securities on margin, make short sales of securities, or maintain a short position, except in the course of the Fund's hedging activities, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or delayed delivery securities;

9. Invest in fixed time deposits with a duration of from two Business Days to seven calendar days if more than 10% of the Fund's total assets would be invested in such deposits;

10. Acquire securities of other investment companies, except as permitted by the 1940 Act or the rules thereunder;

11. Act as an underwriter of securities; or

12. Issue any senior security, except as appropriate to evidence indebtedness which constitutes a senior security and which the Fund is permitted to incur pursuant to Investment Restriction 2 and except that the Fund may enter into reverse repurchase agreements, provided that the aggregate of senior securities, including reverse repurchase agreements, shall not exceed one-third of the market value of its total assets, less liabilities other than obligations created by reverse repurchase agreements. The Fund's arrangements in connection with its hedging activities as described in "Investment Objectives and Policies" shall not be considered senior securities for purposes hereof.

                            DIRECTORS AND OFFICERS

The Directors and executive officers of BNY Hamilton, together with information as to their principal occupations during the past five years are shown below. The "fund complex" consists of one investment company, BNY Hamilton, including 23 series thereunder.

                                                                                       Number of
                                                                                     Portfolios in
                           Position(s)  Term of Office                               Fund Complex
Name, Address and Year of Held with BNY and Length of     Principal Occupation(s)     Overseen by   Other Directorships Held by
          Birth             Hamilton     Time Served#       During Last 5 Years        Director              Director
------------------------- ------------- -------------- ----------------------------- ------------- -----------------------------
Independent Directors

Edward L. Gardner         Director and  Since May 12,  Chairman of the Board,             23       Vice Chair, New York Public
One Wall Street           Chairman      1995           President and Chief                         Library Conservator's Circle;
New York, NY 10286                                     Executive Officer, Industrial               Member, Points of Light
Year of Birth: 1934                                    Solvents Corporation, 1981                  Foundation, 1995 to Present;
                                                       to Present (Petro-Chemical                  President, Big Brothers/Big
                                                       Sales)                                      Sisters of America
                                                                                                   Foundation, 1992 to Present;
                                                                                                   Chairman of the Board, Big
                                                                                                   Brothers/Big Sisters of New
                                                                                                   York City, 1992 to Present;
                                                                                                   Member, Rockefeller
                                                                                                   University Council, 1984 to
                                                                                                   Present

James E. Quinn            Director      Since          President, Tiffany & Co.,          23       Director, Mutual of America
One Wall Street                         November 15,   January 2003 to Present;                    Capital Management Co.,
New York, NY 10286                      1996           Member, Board of Directors,                 Trustee, Museum of the City
Year of Birth: 1952                                    Tiffany & Co., 1995 to                      of New York
                                                       Present, Vice Chairman,
                                                       Tiffany & Co., 1999 to
                                                       Present.

Karen R. Osar             Director      Since May 13,  Senior Vice President and          23       Director, Allergan, Inc.;
One Wall Street                         1998           Chief Financial Officer,                    Director, AGL Resources
New York, NY 10286                                     Crompton Corporation                        Inc.
Year of Birth: 1949                                    (Chemical Manufacturing),
                                                       2004 to Present;

                                                                                      Number of
                                                                                    Portfolios in
                           Position(s)  Term of Office                              Fund Complex
Name, Address and Year of Held with BNY and Length of    Principal Occupation(s)     Overseen by  Other Directorships Held by
          Birth             Hamilton     Time Served#      During Last 5 Years        Director             Director
------------------------- ------------- -------------- ---------------------------- ------------- ----------------------------
                                                       Senior Vice President and
                                                       Chief Financial Officer,
                                                       MeadWestvaco Corp. (Paper
                                                       Packaging), 2002 to 2003;
                                                       Senior Vice President and
                                                       Chief Financial Officer,
                                                       Westvaco Corp., 1999 to
                                                       2002

Kim D. Kelly              Director      Since August   Chief Executive Officer,          23       Chair of Cable Advertising
One Wall Street                         11, 1999       Arroyo Video, 2004 to 2005;                Bureau, Director of AgileTV,
New York, NY 10286                                     President, Chief Operating                 The Cable Center and Cable
Year of Birth: 1956                                    Officer and Chief Financial                in the Classroom; Treasurer
                                                       Officer, Insight                           and Trustee of Saint David's
                                                       Communications, 2000 to                    School; Director, Arroyo
                                                       2003                                       Video; Director, MCG
                                                                                                  Capital

John Alchin               Director      Since August   Executive Vice President,         23       None
One Wall Street                         8, 2001        Co-Chief Financial Officer
New York, NY 10286                                     and Treasurer, Comcast
Year of Birth: 1948                                    Corporation, 1990 to Present

Joseph Mauriello          Director      Since          Retired Deputy Chairman,          23       None
One Wall Street                         July 7,        KPMG LLP, 2006 to Present;
New York, NY 10286                      2006           Deputy Chairman, KPMG
Year of Birth: 1944                                    LLP, 2004-2006; Vice
                                                       Chairman, Financial
                                                       Services, KPMG LLP, 2002-
                                                       2004; Partner, KPMG LLP
                                                       1974-2006.

Interested Director

Newton P.S. Merrill       Director      Since          Retired; Senior Vice              23       Director, National Integrity
One Wall Street                         February 12,   President, The Bank of New                 Life Insurance, 2000 to
New York, NY 10286                      2003           York, 1994 to 2003;                        Present; Trustee, Museum of
Year of Birth: 1939                                    Chairman and Director, Ivy                 the City of New York, 1995
                                                       Asset Management, 2000 to                  to Present; Director, Woods
                                                       2003                                       Hole Oceanographic
                                                                                                  Institute, 1994 to Present;
                                                                                                  Honorary Trustee, Edwin
                                                                                                  Gould Foundation for
                                                                                                  Children, 2003 to Present;
                                                                                                  Trustee Connecticut River
                                                                                                  Museum, 2005 to Present

Officers

Kevin Bannon              Chief         Since May 12,  Executive Vice President and      -                     -
One Wall Street           Executive     2003           Chief Investment Officer of
New York, NY 10286        Officer,                     The Bank of New York**,
Year of Birth: 1952       President                    1993 to Present; Chairman of
                                                       The Bank of New York's
                                                       Investment Policy Committee

Ellen Kaltman             Chief         Since August   Managing Director,                -                     -
One Wall Street           Compliance    30, 2004       Compliance, The Bank of
New York, NY 10286        Officer                      New York**, 1999 to Present
Year of Birth: 1948

Guy Nordahl               Treasurer and Since          Vice President, The Bank of       -                     -
One Wall Street           Principal     February 15,   New York**, 1999 to Present
New York, NY 10286        Accounting    2005
                          Officer

                                                                                       Number of
                                                                                     Portfolios in
                           Position(s)  Term of Office                               Fund Complex
Name, Address and Year of Held with BNY and Length of     Principal Occupation(s)     Overseen by  Other Directorships Held by
          Birth             Hamilton     Time Served#       During Last 5 Years        Director             Director
------------------------- ------------- -------------- ----------------------------- ------------- ---------------------------
Year of Birth: 1965

Kim Smallman               Secretary    Since          Counsel, Legal Services,           -                    -
100 Summer Street,                      November 10,   BISYS Fund Services Ohio,
15th Floor                              2004           Inc. **, 2002 to Present;
Boston, MA 02310                                       Attorney, private practice,
Year of Birth: 1971                                    2000-2002

Molly Martin Alvarado      Assistant    Since          Paralegal, BISYS Fund              --                   --
100 Summer Street,         Secretary    September 20,  Services Ohio, Inc.**, 2005
15th Floor                              2006           to Present; Blue Sky
Boston, MA 02110                                       Corporate Legal Assistant,
Year of Birth: 1965                                    Palmer & Dodge LLP, 1999
                                                       to 2005; Business Law Legal
                                                       Assistant Coordinator,
                                                       Palmer & Dodge LLP, 2002
                                                       to 2005.

Alaina V. Metz             Assistant    Since May 14,  Chief Administrator,               --                   --
3435 Stelzer Road          Secretary    1997           Administration Services of
Columbus, OH 43219                                     BISYS Fund Services Ohio,
Year of Birth:                                         Inc. **, June 1995 to Present

Wayne Rose                 AML          Since          Broker Dealer Compliance           --                   --
100 Summer Street,         Compliance   September 20,  Officer, BISYS Fund
15th Floor                 Officer      2006           Services Ohio, Inc.***,
Boston, MA 02110                                       August 2003 to Present;
Year of Birth: 1969                                    Compliance Officer,
                                                       JPMorgan Invest, LLC,
                                                       January 2003 to August
                                                       2003; Brokerage Legal
                                                       Product Manager, Fidelity
                                                       Investments, September 2000
                                                       to December 2002

# Each Director shall hold office until his or her successor is elected and qualified. The officers of BNY Hamilton shall serve for one year and until their successors are duly elected and qualified, or at the pleasure of the Directors.

* Mr. Merrill is an "interested" Director by reason ownership of securities of the parent company of The Bank of New York, the Funds' Advisor.

** This position is held with an affiliated person or principal underwriter of BNY Hamilton.

Responsibilities of the Board of Directors

The Board has responsibility for the overall management and operations of BNY Hamilton, including general supervision of the duties performed by the Advisor and other service providers.

Board of Director Committees

   The Board of Directors has an Audit Committee, the members of which are Messrs. Alchin, Gardner, Mauriello and Quinn and Mmes. Osar and Kelly (chair). The Audit Committee met three times during the fiscal year ended December 31, 2005. The Board of Directors has determined that all members of the Audit Committee are "independent," as required by applicable listing standards of the New York Stock Exchange. The Audit

Committee makes recommendations to the full Board of Directors with respect to the engagement of independent accountants and reviews with the independent accountants the plan and results of the audit engagement and matters having a material effect upon BNY Hamilton's financial operations.

   The Board of Directors has a Nominating Committee, the members of which are Messrs. Alchin, Gardner, Mauriello and Quinn (chair) and Mmes. Osar and Kelly. The Nominating Committee nominates candidates for election to the Board of Directors of BNY Hamilton Funds, Inc., and it also has the authority to recommend the removal of any Director from the Board. The Nominating Committee did not meet during the fiscal year ended December 31, 2005. The Nominating Committee will consider shareholder recommendations for Director nominees. Shareholders may send written recommendations to Mr. Quinn.

   The Compensation Committee oversees the compensation established for Directors and any officers who are compensated by the Funds. The members of this committee are Messrs. Alchin (chair), Gardner, Mauriello and Quinn and Mmes. Osar and Kelly. The committee did not hold any meetings during the fiscal year ended December 31, 2005.

Ownership of Shares of BNY Hamilton

                                                            Aggregate Dollar Range of
                                                         Equity Securities and/or Shares
                                                            in All Funds Overseen by
                                                              Director in Family of
Name of Independent Dollar Range of Equity Securities in   Investment Companies as of
     Director         the Fund as of December 31, 2005          December 31, 2005
------------------- ------------------------------------ -------------------------------
Edward L. Gardner                   None                 Over $100,000
James E. Quinn                      None                 Over $100,000
Karen R. Osar                       None                 $50,001-100,000
Kim D. Kelly                        None                 Over $100,000
John R. Alchin                      None                 None
Joe Mauriello                       None                 None

* Because the Fund commenced operations as of the date of this Statement of Additional Information, none of the Directors or their immediate family members owns beneficially or of record any shares of these Funds.

                                                            Aggregate Dollar Range of
                                                         Equity Securities and/or Shares
                                                            in All Funds Overseen by
                                                              Director in Family of
Name of Interested  Dollar Range of Equity Securities in   Investment Companies as of
     Director        the Fund as of December 31, 2005*          December 31, 2005
------------------  ------------------------------------ -------------------------------
Newton P.S. Merrill                 None                 Over $100,000

* Because the Fund commenced operations as of the date of this Statement of Additional Information, none of the Directors or their immediate family members owns beneficially or of record any shares of these Funds.

   As a group, the Directors and officers of the Fund do not own any shares of the Fund.

Ownership in the Fund's Advisor, Sub-adviser or Distributor

Other than Mr. Merrill's ownership of securities of the parent company of The Bank of New York, as of December 31, 2005, none of the Directors or their immediate family members owns beneficially or of record securities in the Funds' investment advisors or principal underwriter or entity directly or indirectly controlling, controlled by, or under common control with the Funds' investment advisors or principal underwriter.

Compensation of Directors and Executive Officers

The following table sets forth certain information regarding the compensation of BNY Hamilton's Directors and executive officers for the fiscal year ended December 31, 2005. In 2007, BNY Hamilton expects to pay each Director annual compensation of $40,000, per-meeting fees of $4,000 (in-person meetings) and $2,000 (telephonic meetings) and out-of-pocket expenses. In addition, the Chair of the Board of the Directors receives an additional $20,000 in annual compensation, and the Chair of the Audit Committee receives an additional $5,000 in annual compensation. During the fiscal year ended December 31, 2005, such compensation and fees amounted to $382,000, plus out-of-pocket expenses. The compensation is allocated to all series of BNY Hamilton. The Directors and executive officers do not receive pension or retirement benefits.

                                   Aggregate Compensation  Pension or Retirement   Estimated Annual Total Compensation Paid
                                      Paid by All BNY     Benefits Accrued as Part  Benefits Upon   by the Fund Complex (23
     Name of Person, Position          Hamilton Funds         of Fund Expenses        Retirement      Funds) to Director
---------------------------------- ---------------------- ------------------------ ---------------- -----------------------
Edward L. Gardner,
Director and Chairman of the Board        $ 89,000                   0                    0                 $89,000
James E. Quinn,
Director                                    76,000                   0                    0                  76,000
Karen Osar,
Director                                    86,250                   0                    0                  86,250
Kim Kelly,
Director                                    77,250                   0                    0                  77,250
John Alchin,
Director                                    84,000                   0                    0                  84,000
Joe Mauriello,
Director                                         0                   0                    0                       0
Newton P.S. Merrill,
Director                                    86,000                   0                    0                  86,000
Ellen Kaltman,
Chief Compliance Officer                   150,000                   0                    0                      --

By virtue of the responsibilities assumed by the Advisor, the Administrator and the Sub-Administrator (see "Investment Advisor", "Administrator" and "Distributor") and the services provided by BNY Hamilton, the Fund has no employees; except as indicated above, the Fund's officers are provided and compensated by The Bank of New York or by BISYS Fund Services Ohio, Inc. ("BISYS"). BNY Hamilton's officers conduct and supervise the business operations of the Fund.

The Bank of New York extends lines of credit to Comcast Corporation, a company of which Mr. Alchin is an officer, and one of its subsidiaries in the ordinary course of business. As of December 31, 2005, The Bank of New York had extended lines of credit to Comcast Corporation., which represented 3% of all the lines of credit of each such company. As of December 31, 2005, there were no amounts outstanding under the line of credit extended from The Bank of New York to Comcast Corporation.

The Bank of New York extends lines of credit to Tiffany & Co., a company of which Mr. Quinn is an officer, in the ordinary course of business. As of December 31, 2005, The Bank of New York had extended lines of credit to Tiffany & Co., which represented 19.5% of all the lines of credit of such company. As of that date, the loans outstanding from The Bank of New York to Tiffany & Co., including long-term senior debt, represented 2.0% of Tiffany & Co.'s total outstanding debt.

                              INVESTMENT ADVISOR

The investment advisor to the Funds is The Bank of New York, a bank organized under the laws of the State of New York with its principal offices at One Wall Street, New York, New York 10286. The Bank of New York is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, The Bank of New York offers a wide range of services, primarily to governmental, institutional, corporate and individual customers in the United States and throughout the world.

Under the terms of the Advisory Agreement, the investment advisory services The Bank of New York provides to the Fund are not exclusive. The Bank of New York is free to and does render similar investment advisory services to others. The Bank of New York serves as investment advisor to personal investors and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which The Bank of New York serves as trustee. The accounts managed or advised by The Bank of New York have varying investment objectives and The Bank of New York invests assets of such accounts in investments substantially similar to, or the same as, those that are expected to constitute the principal investments of the Fund. Such accounts are supervised by officers and employees of The Bank of New York who may also be acting in similar capacities for the Fund. See "Portfolio Transactions and Brokerage".

As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by The Bank of New York, under the Advisory Agreement, the Fund has agreed to pay The Bank of New York a fee, which is computed daily and may be paid monthly, equal to the annual rate of the Fund's average daily net assets as described in the Prospectuses.

The Global Real Estate Securities Fund is sub-advised by Urdang Securities Management, Inc. ("Urdang"), a wholly-owned subsidiary of The Bank of New York. The Bank of New York pays Urdang 0.__% of the average net assets of the Global Real Estate Securities Fund.

The Investment Advisory Agreement and Sub-Advisory Agreement for each Fund must be specifically approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Directors and (ii) by a vote of a majority of the Directors of the Fund who are not "interested persons", as defined by the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. See "Directors and Officers". Each of the Investment Advisory Agreement and Sub-Advisory Agreement will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares on 60 days' written notice to the Advisor and the sub-adviser, in the case of the Sub-Advisory Agreement and by the Advisor or sub-adviser on 60 days' written notice to BNY Hamilton. See "Additional Information".

The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, The Bank of New York's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Bank of New York believes that it may perform the services for the Fund contemplated by the Investment Advisory Agreement without violating applicable banking laws or regulations. It is, however, possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent The Bank of New York from continuing to perform such services for the Fund. If the Bank of New York were prohibited from acting as investment advisor to the Fund, it is expected that the Directors would recommend to the Fund's shareholders that they approve the Fund's entering into new investment advisory agreements with another qualified advisor selected by the Directors.

                              PORTFOLIO MANAGERS

Other Accounts Manages and Ownership of Fund Securities

Todd Briddell, Peter Zabierek and Dean Frankel are the portfolio managers of the Global Real Estate Securities Fund. As of __________, 2006, Messrs. Briddell, Zabierek and Frankel collectively managed no other registered investment companies, ______ pooled investment vehicles with total assets of $______ and ______ other accounts with total assets of $______. None of the accounts managed by Messrs. Briddell, Zabierek and Frankel has performance-based advisory fees. Because the Fund commenced operations as of the date of this Statement of Additional Information, as of the date of this Statement of Additional Information, none of Messrs. Briddell, Zabierek and Frankel beneficially owned shares of the Fund.

Description of Material Conflicts of Interest

Because as of __________, 2006, Messrs. Briddell, Zabierek and Frankel managed multiple portfolios for multiple clients, including the Fund, other pooled investment vehicles, and certain other accounts, the potential for conflicts of interest exists. Each portfolio manager generally manages portfolios having substantially the same investment style as the Fund. However, the portfolios managed by a portfolio manager may not have portfolio compositions identical to those of the Fund managed by the portfolio manager due, for example, to specific investment limitations or guidelines present in some portfolio or Fund but not others. The portfolio managers may purchase securities for one portfolio and not another portfolio, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other portfolios. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one portfolio while appropriately selling that same security in another portfolio. In addition, some of these portfolios have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund. However, the compensation structure for portfolio managers (discussed below under "- Compensation") generally does not provide any incentive to favor one account over another because that part of a manager's bonus based on performance is not based on the performance of one account to the exclusion of others.

Compensation

As of __________, 2006, a Bank of New York portfolio manager's compensation generally consisted of base salary, bonus, and various long-term incentive compensation vehicles, if eligible. In addition, portfolio managers were eligible for the standard retirement benefits and health and welfare benefits available to all Bank employees. In the case of portfolio managers responsible for managing BNY Hamilton Funds and managed accounts, the method used to determine their compensation is the same for all Funds and investment accounts. A portfolio manager's base salary is determined by the manager's experience and performance in the role, taking into account the ongoing compensation benchmark analyses performed by the Bank's Human Resources Department. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic reviews, upon assumption of new duties, or when a market adjustment of the position occurs. A portfolio manager's bonus is determined by a number of factors. One factor is gross, pre-tax performance of the Fund relative to expectations for how the Fund should have performed, given its objectives, policies, strategies and limitations, and the market environment during the measurement period. This performance factor is not based on the value of assets held in the Fund's portfolio.

For each Fund, the performance factor depends on how the portfolio manager performs relative to the Fund's benchmark and the Fund's peer group, over one-year and three-year time periods. Additional factors include the portfolio manager's contributions to the investment management functions within the sub-asset class, contributions to the development of other investment professionals and supporting staff, and overall contributions to strategic planning and decisions for the investment group. The bonus is paid on an annual basis.

                                 ADMINISTRATOR

Effective June 30, 2005, The Bank of New York serves as the Funds' administrator (the "Administrator") and assists generally in supervising the operations of the Funds. The Administrator's offices are located at 101 Barclay Street, New York, NY 10286. The Administrator has agreed to provide administrative services, including but not limited to the following: prepare minutes of Board meetings and assist the Secretary in preparation for Board meetings; perform for each Fund compliance tests and issue compliance summary reports; participate in the periodic updating of the Funds' Registration Statements and Prospectuses; coordinate the preparation, filing, printing and dissemination of periodic reports and other information to the Securities and Exchange Commission ("SEC") and the Funds' shareholders, including proxy statements, annual and semi-annual reports to shareholders, Form N-SAR, Form N-CSR, Form N-Q and notices pursuant to Rule 24f-2; prepare work-papers supporting the preparation of federal, state and local income tax returns for the Funds for review and approval by the Funds' independent auditors; perform ongoing wash sales review; prepare and file Form 1099s with respect to the Funds' directors, upon the approval of the Treasurer; prepare and, subject to approval of the Treasurer, disseminate to the Board quarterly unaudited financial statements and schedules of the Funds' investments and make presentations to the Board, as appropriate; subject to approval of the Board, assist the Funds in obtaining fidelity bond and E&O/D&O insurance coverage; prepare statistical reports for outside information services (e.g., IBC/Donoghue, ICI, Lipper Analytical and Morningstar); attend shareholder and Board meetings as requested; subject to review and approval by the Treasurer, establish appropriate expense accruals, maintain expense files and coordinate the payment of invoices for the Funds; and provide an employee of the Administrator designated by the Board to serve as Chief Compliance Officer, together with all necessary support staff, expenses and facilities.

The Administration Agreement permits the Administrator to delegate certain of its responsibilities to other service providers. Pursuant to this authority, effective June 30, 2005, the Administrator entered an agreement appointing BISYS, as sub-administrator (the "Sub-Administrator"), to perform the following administrative functions: provide compliance support and oversight, including compliance testing, reporting to the Chief Compliance Officer on compliance testing, joint regulatory oversight, Board support as requested, oversight of BNY Hamilton's transfer agent and distributor, oversight of annual anti-money laundering review, and support legal administration services as requested; review daily and monthly Compliance Management Reports; test conformity of compliance restrictions and limitations within the then current registration statement, and annually conduct an independent review of the Compliance Matrix against the investment policies and other stated policies in the Funds' Registration Statement; review at least annually the Pre-Trade System and Procedures for Manual Tests of the investment advisor(s); conduct semi-annual compliance training for Fund portfolio managers; provide ongoing consulting to assist the Administrator with any compliance questions or issues; support the Administrator's preparation of (i) the annual update to the Funds' Registration Statement, (ii) other amendments to the Funds' Registration Statement and supplements to Prospectuses and Statements of Additional Information and
(iii) the holding of Annual or Special Meetings of shareholders and preparation of proxy materials relating thereto, and file any of the foregoing with the SEC upon the request of BNY Hamilton; prepare such reports, applications and documents as may be necessary or desirable to register the shares with state securities authorities, monitor the sale of shares for compliance with state securities laws, and file with the appropriate state securities authorities the registration statements and reports and all amendments thereto, as may be necessary or convenient to register and keep effective the registration of the Funds and their shares with state securities authorities; coordinate the distribution of prospectuses, supplements, proxy materials and reports to shareholders; coordinate the solicitation and tabulation of proxies (including any annual meeting of shareholders); assist with the design, development, and operation of the Funds, including new classes, investment objectives, policies and structure, and provide consultation related to legal and regulatory aspects of the establishment, maintenance, and liquidation or dissolution of Funds; obtain and maintain fidelity bonds and directors and officers/errors and omissions insurance policies for BNY Hamilton and file fidelity bonds and any notices with the SEC as required under the 1940 Act, to the extent such bonds and policies are approved by the Board; maintain corporate records on behalf of BNY Hamilton; manage the preparation process for Board meetings by
(i) coordinating Board book preparation, production and distribution,
(ii) preparing Board agendas, resolutions and minutes, (iii) preparing the relevant sections of the Board materials required to be prepared by BISYS,
(iv) assisting to gather and coordinate special materials related to annual contract renewals and approval of rule 12b-1 plans and related matters,
(v) attending Board meetings and recording the minutes, and (vi) performing such other Board meeting functions as agreed in writing; prepare and distribute Director/Officer Questionnaires, review completed Questionnaires and resolve any open issues with BNY Hamilton and counsel; review proxy statements prepared by counsel; provide officers of BNY Hamilton, other than officers required to certify certain SEC filings under the Sarbanes-Oxley Act of 2002; prepare and file amendments to the Certificate of Incorporation as necessary; and prepare amendments to the By-Laws. The Sub-Administrator is not an otherwise affiliated person of the Administrator.

The Fund pays the Administrator an annual fee, accrued daily and payable monthly, of 0.10% of its average daily net assets. In addition, each Fund pays a prorated portion of the annual fee of $150,000 charged to BNY Hamilton as compensation for the provision of the Chief Compliance Officer and related staff facilities and expenses.

The Administration Agreement between BNY Hamilton and the Administrator may be renewed or amended by the Directors without a shareholder vote.

                                  DISTRIBUTOR

BNY Hamilton Distributors, Inc. an indirect wholly-owned subsidiary of the BISYS Group, Inc., acts as each Fund's exclusive Distributor and will hold itself available to receive purchase orders for Fund shares. The Distribution Agreement for the Funds must be approved in the same manner as the Investment Advisory Agreements described above under "Investment Advisor". The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Directors or by a vote of the holders of a majority of a Fund's outstanding shares as defined under "Additional Information".

The Advisor may, at its own expense, assist in marketing all classes of the Funds' shares. The Advisor may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. At the date hereof, the Advisor has in place arrangements to make such additional payments to Brown Brothers Harriman, Charles Schwab, Chicago Mercantile Exchange, J.P. Morgan Chase, Putnam Investments, Vanguard and Wachovia. The amount paid will be a percentage of an applicable Fund's average net assets attributable to customers of those shareholder servicing agents. The percentage generally will not exceed 0.15%; however, with respect to Wachovia serving in its capacity as record-keeper to the Advisor's retirement plans, such percentage will not exceed 0.55%.

The Directors have adopted a distribution plan ("12b-1 Plan") with respect to Class A Shares of the Fund. Such 12b-1 Plan will permit the respective Funds to reimburse the Distributor for distribution expenses incurred by the Distributor? in an amount up to 0.25% per annum of average daily net assets of Class A Shares. Distribution expenses include, but are not limited to, fees paid to broker-dealers, telemarketing expenses, advertising costs, printing costs, and the cost of distributing materials borne by the Distributor in connection with sales or selling efforts on behalf of Class A Shares. The
Class A Shares of the Fund also bear the costs associated with implementing and operating the related 12b-1 Plan (such as costs of printing and mailing service agreements). Each item for which a payment may be made under the 12b-1 Plan may constitute an expense of distributing Class A Shares of the Fund as the SEC construes such term under Rule 12b-1 under the 1940 Act. If expenses reimbursable under the 12b-1 Plan exceed 0.25% per annum of average daily net assets of Class A Shares, they will be carried forward from month to month to the extent they remain unpaid. All or a part of any such amount carried forward will be paid at such time, if ever, as the Directors determine. The Class A Shares of the Fund will not be charged for interest, carrying or other finance charges on any reimbursed distribution or other expense incurred and not paid, nor will any expense be carried forward past the fiscal year in which it is incurred.

Payments for distribution expenses under the 12b-1 Plan are subject to Rule 12b-1 (the "Rule") under the 1940 Act. Payments under the 12b-1 Plan are also subject to the conditions imposed by Rule 18f-3 under the 1940 Act and a Rule 18f-3 Multiple Class Plan, which has been adopted by the Directors for the benefit of the Funds. The Rule defines distribution expenses to include the cost of "any activity which is primarily intended to result in the sales of shares".

The Rule provides, among other things, that a Fund may bear such expenses only pursuant to a plan adopted in accordance with the Rule. In accordance with the Rule, the 12b-1 Plan provides that a report of the amounts expensed under the Plan, and the purposes for which such expenditures were incurred, will be made to the Directors for their review at least quarterly. The 12b-1 Plan provides that it may not be amended to increase materially the costs which a Fund may bear for distribution pursuant to the 12b-1 Plan without shareholder approval, and the 12b-1 Plan provides that any other type of material amendment must be approved by a majority of the Directors, and by a majority of the Directors who are neither "interested persons" (as defined in the 1940 Act) of BNY Hamilton nor have any direct or indirect financial interest in the operation of the 12b-1 Plan being amended or in any related agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. In addition, as long as the 12b-1 Plan is in effect, the nomination of the Directors who are not interested persons of BNY Hamilton (as defined in the 1940 Act) must be selected and nominated by the non-interested Directors.

Because Class A Shares of the Fund commenced operations as of the date of this Statement of Additional Information, they have not yet made any payments under the 12b-1 Plan.

                            FUND AND OTHER SERVICES

BISYS, P.O. Box 182785, Columbus, Ohio, 43218-2785, serves as the transfer agent for the BNY Hamilton Funds. As transfer agent, BISYS is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to investors' accounts. BISYS is also the dividend disbursing agent for all Funds.

The Directors, in addition to reviewing actions of the Funds' investment advisor, administrator and distributor, as set forth below, decide upon matters of general policy.

The Bank of New York, One Wall Street, New York, New York 10286, serves as the custodian (the "Custodian") and fund accounting agent for the BNY Hamilton Funds.

Tait, Weller & Baker, LLP 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103 were the registered independent public accounting firm of the BNY Hamilton Funds for the fiscal year ended December 31, 2005. The independent auditors of the Funds must be approved annually by the Audit Committee and the Board to continue in such capacity. They will perform audit services for the Funds including the examination of financial statements included in the annual report to shareholders.

                                CODE OF ETHICS

BNY Hamilton, the Advisor, the sub-adviser, the Distributor and the Sub-Administrator each has adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of BNY Hamilton, the Advisor, each sub-adviser, the Distributor and the Sub-Administrator from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). Such persons are prohibited from effecting certain transactions, allowed to effect exempt transactions, required to pre-clear certain transactions and to report certain transactions on a regular basis.

                             PROXY VOTING POLICIES

The Advisor has been delegated the authority and responsibility to vote the proxies of certain of its trust and investment advisory clients, including the BNY Hamilton Funds. The Advisor understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

The Advisor has designated a Proxy Committee with the responsibility for administering and overseeing the proxy voting process and procedures. The Advisor has elected to retain Institutional Shareholder Services, Inc. ("ISS") as a proxy consultant. ISS is currently performing certain proxy-related services pursuant to these procedures, including providing research and making voting determinations in accordance with the proxy voting guidelines, voting and submitting proxies and related administrative and recordkeeping functions. In addition, the Advisor has determined that, except as set forth in the proxy policy and noted below, proxies will be voted in accordance with the voting recommendations contained in the proxy voting guidelines, which have been prepared by the Advisor and ISS. If the guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. As ISS will vote proxies in accordance with the proxy voting guidelines, the Advisor believes that this process is reasonably designed to address material conflicts of interest that may arise between the Advisor and a Fund as to how proxies are voted. If an investment professional (a portfolio manager, the Advisor's Chief Investment Officer or other investment professional) believes that it may be in the best interest of a Fund to vote in a manner inconsistent with ISS' recommendations, such investment professional must contact the Proxy Committee and complete a questionnaire to allow the Proxy Committee to review the recommendation and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner. If the proxy guidelines do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After making such a determination, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between the Advisor and the Fund with respect to the voting of the proxy in that manner.

Although the proxy guidelines detail numerous specific instances and possible proposals, the guidelines provide that ISS will generally vote "for" management proposals on routine business; case by case on management proposals related to directors (though "for" routine matters and "against" classification of the Board); case by case on management proposals related to a company's capitalization, reorganizations or merger proposals, and non-salary compensation issues; "against" management proposals on anti-takeover related proposals; and "against" or case by case on most shareholder proposals, including social issues.

A complete copy of the Proxy Policy may be obtained by writing to: Charles Goodfellow, The Bank of New York, 1290 Avenue of the Americas, New York, New York 10104.

Information on how the Fund voted proxies relating to portfolio securities for the 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-426-9363 and (2) on the SEC's website at http://www.sec.gov.

                       DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund views information about portfolio holdings as sensitive and limits the dissemination of material non-public holdings information to circumstances in accordance with the guidelines outlined below.

     1. The Fund will provide a full list of its holdings as of the end of the Fund's fiscal quarter on www.bnyhamilton.com 60 days after its fiscal quarter-end;

     2. The Fund will provide its top ten holdings as of the end of the calendar quarter on BNY Hamilton's website 15 days or more after the calendar quarter-end;

     3. The Fund will provide summary composition data derived from Fund holdings information as of the end of the calendar quarter on BNY Hamilton's website 15 days or more after the calendar quarter-end;

     4. The Fund will provide material non-public holdings information to third parties that, (i) calculate information derived from holdings either for use by the Advisor or by firms that supply their analyses of holdings (but not the holdings themselves) to their clients (including sponsors of retirement plans or their consultants), and
         (ii) enter into agreements that specify that (a) holdings information will be kept confidential, (b) no employee shall use the information for their personal benefit (including trading), (c) the firms certify their information security policies and procedures, and (d) the nature and type of information that may be disclosed to third parties shall be limited;

     5. Except as discussed below, the Fund may provide to ratings and rankings organizations the same information at the same time it is filed with the SEC or one day after the information is provided on BNY Hamilton's website; and

     6. No sooner than 30 days after the end of each month, the Fund will make publicly available upon request an uncertified, complete schedule of its portfolio. The notice of availability of the Fund's schedule shall be made in the Fund's prospectuses or statement of additional information and on the BNY Hamilton Funds' website. In order to receive the Fund's schedule, any requesting party shall be required to make such request each time that the requester would like to receive a schedule (i.e., there can be no standing arrangement under which a recipient receives the Fund's schedule whether or not a formal request was made).

The information referenced in (1), (2) and (3) above, will be available on the website until disclosed in the Fund's Form N-CSR or Form N-Q that is filed with the SEC for the relevant period.

The entities that may receive the information described in (4) above are:
(i) Morningstar, Inc. (full holdings quarterly, 25 days after quarter-end);
(ii) Lipper (full holdings quarterly, 25 days after quarter-end; and (iii) Thomson Financial (full holdings quarterly, 25 days after quarter-end). In addition, Morningstar, Lipper, Thomson Financial, S&P, the Investment Company Institute and Value Line each receive each Fund's top ten holdings and industry breakdowns on a quarterly basis, one month after quarter end.

The Fund may also disclose to an issuer the number of shares of the issuer (or the percentage of outstanding shares) held by the Fund. Employees of The Bank of New York, in its capacity as the Funds' investment adviser, and each of the sub-advisers and each of their respective affiliates, that are access persons under the Funds' codes of ethics, have access to Fund holdings on a regular basis. In addition, The Bank of New York, in its capacity as the Funds' custodian and sub-administrator, and BNY Hamilton Distributors, Inc., in its capacity as the Funds' administrator, has access to full holdings on a regular basis. In addition, material non-public holdings information may be provided as part of the normal investment activities of each Fund to: auditors; broker-dealers in connection with the purchase or sale of Fund securities or requests for price quotations or bids on one or more securities; counsel to the Fund or the non-interested Directors; regulatory authorities; stock exchanges and other listing organizations; and parties to litigation. The service providers to which each Fund voluntarily provides holdings information, either by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed.

Neither the Funds nor The Bank of New York will provide portfolio holdings information to any individual, investor or other person or entity (other than those outlined above) unless specifically authorized by the Funds' Chief Compliance Officer ("CCO"). The

CCO will assess each request for access on a case-by-case basis in order to determine whether the granting of such request would (i) serve a legitimate business purpose and (ii) be in the best interests of Fund shareholders. All approvals of disclosure requests will be reported to the Board of Directors at its next meeting.

To the extent that a disclosure request is granted, the recipient of such information shall be required to enter into agreements that specify that
(i) holdings information will be kept confidential, (ii) no employee shall use the information for their personal benefit (including trading), (iii) the firms certify their information security policies and procedures, and (iv) the nature and type of information that may be disclosed to third parties shall be limited. In the event portfolio holdings disclosure made pursuant to the Funds' policies and procedures present a conflict of interest between the Funds' shareholders and The Bank of New York, a sub-adviser, the Fund's distributor or any other affiliated person of the Funds, the disclosure will not be made unless a majority of the independent Directors approves such disclosure.

The Bank of New York will not enter into any arrangements with third parties from which it would derive any benefit, monetary or other, for the disclosure of material non-public holdings information. If, in the future, the Bank of New York desired to make such an arrangement, it would seek prior Board approval and any such arrangements would be disclosed in the Funds' SAI.

It is understood that the portfolio composition of certain separate accounts managed by The Bank of New York or its affiliates may be similar to the portfolio held by one or more Funds. To the extent that such similarities do exist, the account holders and/or their representatives may obtain some knowledge as to the portfolio holdings of the Funds.

There is no assurance that the BNY Hamilton Funds' policies on holdings information will protect the Fund from the potential misuse of holdings by individuals or firms in possession of that information.

                              PURCHASE OF SHARES

Investors may open Fund accounts and purchase shares as described in each Prospectus under "Purchase of Shares".

The Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value plus applicable sales charges, if any) at the discretion of the Fund, although the Fund would expect to accept securities in payment for Fund shares only infrequently. Generally, the Fund will only consider accepting securities (i) to increase its holdings in one or more portfolio securities or (ii) if the Advisor determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities and may discontinue its practice of accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities of the Fund. See "Net Asset Value-Equity Funds".

The Fund offers two share classes - Class A Shares and Institutional Shares. The specific sales charges applicable to Class A Shares are described below. Institutional Shares are not subject to any sales charges.

Class A Shares are offered at the public offering price, which equals net asset value plus an initial sales charge that varies depending on the size of the investor's purchase. In addition, with respect to purchases of Class A Shares in the amount of $1,000,000 or more of the Fund, you will not pay an initial sales charge, but you may pay a contingent deferred sales charge ("CDSC") if you redeem your shares within 12 months of purchase.

Global Real Estate Securities Fund

                       Class A Shares

Sales Charge (Load)  A front-end sales charge will be
                     imposed on shares purchased,
                     declining from 5.25% as indicated below.

Distribution (12b-1) Subject to Annual Distribution fee of
                     up to 0.25% of the average daily net
                     assets of the applicable fund.

Reducing Class A's Initial Sales Charge:

                                  Sales Charge as % of Sales Charge as % of   Dealer
       Amount of Purchase           Offering Price**     Amount Invested    Reallowance
--------------------------------- -------------------- -------------------- -----------
Less than $25,000                         5.25%                5.54%           4.73%
$25,000 but less than $50,000             5.00%                5.26%           4.50%
$50,000 but less than $100,000            4.50%                4.71%           4.05%
$100,000 but less than $250,000           3.50%                3.63%           3.15%
$250,000 but less than $500,000           2.75%                2.83%           2.48%
$500,000 but less than $1 million         2.00%                2.04%           1.80%
$1 million or more                        None***              None***         None***

* As a percent of the lower of the purchase price or current market value. ** The offering price is the amount you actually pay for Shares; it includes the initial sales charge.
*** You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% CDSC if you redeem your Shares within 12 months. The 12-month period begins on the first day following your purchase.

Waiving Class A Sales Charge

Shareholders who held, as of January 26, 2004, Investor Shares of a fund whose Investor Shares have been re-designated as Class A Shares were grandfathered and, thus, exempt from paying sales charges on future purchases of the Shares of all Funds, so long as such shareholders own Shares of at least one Fund. In addition, sales charges may also be waived with respect to Class A Shares for:

     (1) investors who purchase through accounts with the Advisor and through their existing trust relationship with the Advisor;
     (2) employees of the Advisor or its affiliates and any organization that provides investment advisory services to a Fund;
     (3) each Director of BNY Hamilton;
     (4) employees of the Distributor and its affiliates;
     (5) employees of legal counsel to BNY Hamilton or legal counsel to the Independent Directors;
     (6) existing shareholders who own shares in any of the Funds within their trust accounts and purchase additional shares outside of these trust relationships;
     (7) investors within wrap accounts;
     (8) investors who purchase in connection with 401(k) plans, 403(b) plans, and other employer-sponsored qualified retirement plans, Investment Retirement Accounts; and
     (9) investors who purchase in connection with non-transactional fee fund programs and programs offered by fee-based financial planners and other types of financial institutions.

Each investor described in paragraphs (2), (3), (4), (5) (6), (8) and (9) above must identify himself or herself at the time of purchase. The Fund reserves the right to alter the terms of their sales charge waiver practices upon sixty days' notice to shareholders.

Investors may be eligible to buy Class A Shares at reduced sales charges. The tables in the Fund's prospectuses describe how the sales charge decreases as the amount of your investment increases. Interested parties should consult their investment representatives or call 800-426-9363 for details about such reductions. In addition, information about the availability of reduced sales charges can be found at the Fund's website. This information is free of charge, presented in a clear and prominent format, and contains hyperlinks that facilitate access to information.

Letter of Intent. Investors may also qualify for reduced initial sales charges on purchases of Class A Shares made within a 13-month period pursuant to a Letter of Intent (the "Letter"). This enables an investor to aggregate purchases of Class A Shares in the Fund with purchases of Class A Shares of any other Fund, during the 13-month period. The sales charge is based on the total amount to be invested in Class A Shares during the 13-month period. All Class A Shares or other qualifying shares of the Funds currently owned by the investor will be credited as purchases (at their current offering prices on the date the Letter is signed) toward completion of the commitment stated in the Letter. A 90-day back-dating period can be used to include earlier purchases at the investor's cost. The 13-month period would then begin on the date of the first purchase during the 90-day period.

No retroactive adjustment will be made if purchases exceed the amount indicated in the Letter. An investor must notify the Transfer Agent or Distributor whenever a purchase is being made pursuant to a Letter.

The Letter is not a binding obligation on the investor to purchase the full amount indicated; however, investors must include a minimum of 5% of the total amount they intend to purchase with their Letter. Such amount will be held in escrow by the Transfer Agent in Class A Shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the Letter (less any dispositions and exclusive of any distributions on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge applicable that should have been paid. If not remitted within twenty days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference. This privilege is subject to modification or discontinuance at any time with respect to all shares purchased thereunder. Reinvested dividend and capital gain distributions are not counted toward satisfying the Letter.

Right of Accumulation. Reduced sales charges on Class A Shares can be effected by combining a current purchase of Class A Shares with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the combined total of (1) the current purchase; and (2) the value at the public offering price at the close of business on the previous day of all BNY Hamilton Fund Class A Shares held by the shareholder. The shareholder must notify the Transfer Agent or Distributor of each purchase that entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Distributor. A Fund may terminate or amend this Right of Accumulation at any time.

Combination Privilege. An investor may qualify for reduced sales charges on Class A Shares by combining accounts of BNY Hamilton Funds (excluding the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) and businesses owned by the investor as sole proprietorship.

The applicable sales charge is based on the combined total of the value of the shares in each of those accounts at the public offering price at the close of business on the day preceding the purchase qualifying the investor to a reduced sales charge. The shareholder must notify the Transfer Agent or Distributor of all pertinent information regarding the accounts to be combined as well as each purchase entitling the shareholder to a reduced sales charge. This combination privilege is subject to modification or discontinuance at any time.

Concurrent Purchases. In addition, investors may qualify for a reduced sales charge on Class A Shares by (a) combining concurrent purchases of, and holdings in, shares of any of the Funds purchased from a broker or dealer selling the Funds, sold with a sales charge ("Eligible Shares"); or (b) combining concurrent purchases of shares of any funds purchased from a broker or dealer selling the BNY Hamilton Funds, sold with a sales charge ("Other Shares") with concurrent purchases of Eligible Shares. Investors are permitted to purchase Eligible Shares at the public offering price applicable to the total of (a) the dollar amount of the Eligible Shares and Other Shares then being purchased plus (b) an amount equal to the then-current net asset value of the purchaser's combined holdings of Eligible Shares. Investors must notify the Transfer Agent or Distributor of any such purchases and holdings. This privilege is subject to modification or discontinuance at any time.

Reinstatement Privilege. Investors may qualify for a reduced sales charge on Class A Shares if they have sold shares, but then decide to reinvest in a Fund within a 90 day period of that sale. The applicable sales load is based on amounts up to the value of the shares the investor sold. The shareholder must notify the Transfer Agent or Distributor, in writing, of his or her reinstatement request and provide payment within 90 days of the date the shareholder's instructions were processed. A shareholder may exercise this privilege one time during any 12-month period. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

                             REDEMPTION OF SHARES

Investors may redeem shares as described in each Prospectus under "Redemption of Shares". The principal value fluctuates so that the proceeds of an investor's shares when redeemed may be more or less than their original cost.

Shareholders redeeming their shares by telephone should be aware that neither the BNY Hamilton Funds nor any of their service contractors will be liable for any loss or expense for acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Funds will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's social security or taxpayer's identification number, address and/or bank). To the extent a Fund fails to use reasonable procedures as a basis for its belief, it and/or its service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payments wholly or partly in cash, the Fund may pay the redemption price, in lieu of cash, in whole or in part by a distribution in kind of securities from the portfolio of the Fund in conformity with the applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder may incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value", and such valuation will be made as of the same time the redemption price is determined.

Further Redemption Information. The BNY Hamilton Funds reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted, (ii) during periods in which, as a result of an emergency, disposal, or evaluation of the net asset value, of the portfolio securities is not reasonably practicable or (iii) for such other periods as the SEC may permit.

                              EXCHANGE OF SHARES

Shareholders purchasing shares directly from the Fund may exchange those shares at the current net asset value per share for other Funds that have a similar class of shares or between Investor Shares of an Index Fund and Class A Shares of other Funds, in accordance with the terms of the current prospectuses of the Fund being acquired. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares". Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available.

In the case of investors in certain states, state securities laws may restrict the availability of the exchange privilege. When exchanging from Class A Shares or Investor Shares of a Fund that has no sales charge or a lower sales charge to Class A Shares of a Fund with a higher sales charge, you will pay the difference. If you exchange shares of the same class between Funds, the exchange will not be subject to any applicable CDSC. Exchanges between Class A Shares of a Fund and Investor Shares of an Index Fund will require you to pay any applicable CDSC upon exchange. If you exchange from a class of shares of a Fund with a CDSC into a class of shares of another Fund with a CDSC, the start of the holding period, for purposes of calculating the CDSC, is the first day after your first purchase was made. The start of the holding period does not restart from the time you make your exchange.

                          DIVIDENDS AND DISTRIBUTIONS

The Fund declares and pays dividends and distributions as described under "Dividends and Distributions" (or the equivalent heading) in the Fund's Prospectuses.

                                NET ASSET VALUE

The Fund will compute its net asset value per share for each of its classes as described under "Net Asset Value" (or the equivalent heading) in each Prospectus, except that net asset value of any class need not be computed on a day in which no orders to purchase or redeem shares of such class have been received.

The value of investments listed on a domestic securities exchange, other than options on stock indexes, is based on the last sale price as of the close of regular trading hours on the

New York Stock Exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange. Securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor's Pricing Committee with approval of the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data.

For purposes of calculating net asset value per share for each class of shares in the Fund, all assets and liabilities initially expressed in foreign currencies will be converted into United States dollars at the prevailing market rates available at the time of valuation.

Options on stock indexes traded on national securities exchanges are valued at the close of options trading on such exchanges, which is currently 4:10 P.M., New York City time. Stock index futures and related options, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges, which is currently 4:15 P.M., New York City time. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Directors. Such procedures include the use of independent pricing services which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Short-term investments, which mature in 60 days or less, are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original maturity when acquired by the Fund was more than 60 days, unless this is determined not to represent fair value by the Directors.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund's net asset value is calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Directors.

                               PERFORMANCE DATA

From time to time, the BNY Hamilton Funds may quote performance in terms of yield, actual distributions, total return (before and after taxes), or capital appreciation in reports, sales literature, and advertisements published by the Funds. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information.

Total Return Quotations. As required by regulations of the SEC, the annualized total return (before and after taxes) of each of the Equity Funds for a period will be computed by assuming a hypothetical initial payment of $10,000. It will then be assumed that all of the dividends and distributions over the period are reinvested and that the entire amount will be redeemed at the end of the period. The annualized total return will then be calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption. Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated. The returns reflect the effect of expense subsidies and the return numbers would be lower if there were no subsidies. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date.

The calculations do not consider any potential tax liabilities other than federal tax liabilities.

General. The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time. From time to time, the yields and the total returns (including total returns after taxes on distributions and redemption) of each class of shares of the Funds may be quoted in and compared to other mutual funds with similar investment objectives in advertisements, shareholder reports or other communications to shareholders. The Funds may also include calculations in such communications that describe hypothetical investment results. (Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund.) Such calculations may from time to time include discussions or illustrations of the effects of compounding in advertisements.

"Compounding" refers to the fact that, if dividends or other distributions on a Fund investment are reinvested by being paid in additional Fund shares, any future income or capital appreciation of a Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment would increase more quickly than if dividends or other distributions had been paid in cash. The Funds may also include discussions or illustrations of the potential investment goals of a prospective investor (including but not limited to tax and/or retirement planning), investment management techniques, policies or investment suitability of a Fund, economic conditions, legislative developments (including pending legislation), the effects of inflation and historical performance of various asset classes, including but not limited to stocks, bonds and Treasury bills. From time to time, advertisements or communications to shareholders may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as, the views of the investment advisor as to current market, economic trade and interest rate trends, legislative, regulatory and monetary developments, investments strategies and related matters believed to be of relevance to a Fund. The Funds may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, Treasury bills and shares of a Fund. In addition, advertisements or shareholder communications may include a discussion of certain attributes or benefits to be derived by an investment in a Fund. Such advertisements or communications may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein. With proper authorization, a Fund may reprint articles (or excerpts) written regarding the Fund and provide them to prospective shareholders. Performance information with respect to the Funds is generally available by calling 1-800-426-9363.

Comparative performance information may be used from time to time in advertising the Funds' shares, including, but not limited to, data from Lipper Analytical Services, Inc., the S&P 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Lehman Brothers indexes, the Frank Russell Indexes and other industry publications.

From time to time, the Funds may include in advertisements, sales literature and reports to shareholders general comparative information such as statistical data regarding inflation, securities indices or the features of performance of alternative investments. The Funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, in such communications, the Advisor may offer opinions on current economic conditions.

               PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Securities of the Fund typically are purchased via a domestic or foreign securities exchange, in the over-the-counter market or pursuant to an underwritten offering. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Portfolio Turnover. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly fluctuating interest rates. A change in securities held by a Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer spreads or underwriting commissions, and other transaction costs, on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation.

Because the Fund is commencing operations as of the date of this Statement of Additional Information, it does not have historical statistics with respect to portfolio turnover. It is anticipated that the Fund will have a portfolio turnover rate of less than [100%].

In connection with portfolio transactions for the Fund, the overriding objective is to obtain the best possible execution of purchase and sale orders. In selecting a broker, the Advisor and the Sub-adviser consider a number of factors including: the price per unit of the security; the broker's reliability for prompt, accurate confirmations and on-time delivery of securities; the firm's financial condition; as well as the commissions charged. A broker may be paid a brokerage commission in excess of that which another broker might have charged for effecting the same transaction if, after considering the foregoing factors, the Advisor or the Sub-adviser decides that the broker chosen will provide the best possible execution. The Advisor or the Sub-adviser will monitor the reasonableness of the brokerage commissions paid in light of the execution received. The Directors will review regularly the reasonableness of commissions and other transaction costs incurred by the Fund in light of facts and circumstances deemed relevant from time to time, and, in that connection, receive reports from the Advisor or the Sub-adviser and published data concerning transaction costs incurred by institutional investors generally. Research services provided by brokers to which the Advisor or the Sub-adviser has allocated brokerage business in the past include economic statistics and forecasting services, industry and company analyses, portfolio strategy services, quantitative data, and consulting services from economists and political analysts. Research services furnished by brokers are used for the benefit of all of the Advisor's or the Sub-adviser's clients and not solely or necessarily for the benefit of an individual Fund. The Advisor and the Sub-adviser believe that the value of research services received is not determinable and does not significantly reduce their respective expenses. The Fund will not reduce its respective fees paid to the Advisor or the Sub-adviser by any amount that might be attributable to the value of such services.

Because the Fund commenced operations as of the date of this Statement of Additional Information, the Fund did not pay brokerage commissions in the fiscal year ended December 31, 2005.

Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor or the Sub-adviser may allocate a portion of any or all of the Fund's portfolio brokerage transactions to affiliates of the Advisor or the Sub-adviser. In order for affiliates of the Advisor or the Sub-adviser to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Directors, including a majority of the Directors who are not "interested persons", have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard. Portfolio securities will not be purchased from or through or sold to or through the Fund's Administrator, Distributor, Advisor (or the Sub-adviser) or any "affiliated person", as defined in the 1940 Act, of the Co-Administrators, Distributor or Advisor (or the Sub-adviser) when such entities are acting as principals, except to the extent permitted by law. In addition, the Fund will not purchase securities during the existence of any underwriting group (or the Sub-advisers) relating thereto of which the Advisor, the Sub-adviser or any of their respective affiliates of the Advisor is a member, except to the extent permitted by law. On those occasions when the Advisor (or the Sub-adviser) deems the purchase or sale of a security to be in the best interests of the Fund as well as other customers, including the other Fund, to the extent permitted by applicable laws and regulations, the Advisor (or the Sub-adviser) may, but is not obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor (or the Sub-adviser), in the manner it considers to be most equitable and consistent with the Advisor's (or the Sub-adviser's) fiduciary obligations to the Fund. In some instances, this procedure might adversely affect a Fund.

If the Fund effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options which the Fund may write may be affected by options written by the Advisor (or the Sub-adviser) for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

As of December 31, 2005, BNY Hamilton held equity securities and debt obligations of its regular broker-dealers, in the amounts indicated below:

                            Total Security
                            Value (000's)
                            --------------
ABN AMRO Bank............      $150,000
ABN AMRO Holding NV......         1,388
Alpha Bank...............         1,293
American Express.........       200,786
AXA......................         1,642
Bank of America Corp.....        27,676
BB & T Corp..............           381
Bear Stearns & Cos., Inc.        27,073
BNP Paribas SA...........         2,467
CIGNA Corp...............           162

Cincinnati Financial Corp.........        89
Citigroup, Inc....................   114,990
Comerica, Inc.....................       105
Credit Suisse Group...............     2,678
Deutsche Bank AG..................   202,427
E*Trade Financial Corp............        96
Federated Investors, Inc..........        35
Franklin Resources, Inc...........       260
Goldman Sachs Group, Inc..........   640,939
ING Group NV......................     1,915
Janus Capital Group, Inc..........        45
JP Morgan Chase & Co..............    13,809
KeyCorp...........................       153
Lehman Brothers Holdings, Inc.....     7,647
Lincoln National Corp.............       103
Marsh & McClennan Cos., Inc.......       266
MBIA, Inc.........................        95
Mellon Financial Corp.............       163
Merrill Lynch & Co., Inc..........    10,691
Metlife, Inc......................     1,772
Morgan Stanley....................   727,328
National Australia Bank Ltd.......     1,601
Nomura Holdings, Inc..............     1,633
Northern Trust Corp...............       111
Piper Jaffray Cos., Inc...........     1,344
PNC Financial Services Group, Inc.       207
Prudential Corp. plc..............     1,255
Prudential Financial, Inc.........     3,598
Regions Financial Corp............       179
Sanpaolo IMI spa..................     2,138
Societe Generale..................     1,808
State Street Corp.................       208
T. Rowe Price Group, Inc..........     1,859
The Bank of New York Co., Inc.....       279
The Charles Schwab Corp...........       172
UBS AG............................    53,089
Wachovia Corp.....................    10,562
Zions Bancorp.....................        91
Zurich Financial Services AG......     1,075


                             DESCRIPTION OF SHARES

BNY Hamilton is a registered, open-end investment company organized under the laws of the State of Maryland on May 1, 1992. The Articles of Incorporation currently permit the Corporation to issue ______,000,000,000 shares of common stock, par value $0.001 per share, of which shares of this Fund have been classified as follows:

                                                   Number of
                                                   Shares of
                                                    Common
      Name of Series and Classes Thereof           Allocated
-----------------------------------------------   -----------
BNY Hamilton Global Real Estate Securities Fund
   Institutional Shares                           ___,000,000
   Class A Shares                                 ___,000,000

Shares of BNY Hamilton do not have preemptive or conversion rights and are fully paid and non-assessable by BNY Hamilton. The rights of redemption and exchange are described in the appropriate Prospectus and elsewhere in this Statement of Additional Information.

The shareholders of each Fund are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act and Maryland law, the Directors themselves have the power to alter the number and the terms of office of the Directors, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successor; provided, however, that immediately after such appointment the requisite majority of the Directors have been elected by the shareholders of the Funds. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Directors being selected while the holders of the remaining shares would be unable to elect any Directors. It is the intention of BNY Hamilton not to hold annual shareholder meetings. The Directors may call shareholder meetings for action by shareholder vote as may be required by either the 1940 Act or the Articles of Incorporation.

BNY Hamilton, if requested to do so by the holders of at least 10% of shareholders of all series aggregated as a class, will call a meeting of shareholders for the purpose of voting upon the question of the removal of a director or directors and will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

The Articles of Incorporation contain a provision permitted under the Maryland General Corporation Law that under certain circumstances eliminates the personal liability of the Directors to BNY Hamilton or its shareholders. The Articles of Incorporation and the Bylaws of BNY Hamilton provide that BNY Hamilton will indemnify the Directors, officers and employees of the Funds to the full extent permitted by the Maryland General Corporation Law, which permits indemnification of such persons against liabilities and expenses incurred in connection with proceedings in which they may be involved because of their offices or employment with BNY Hamilton. However, nothing in the Articles of Incorporation or the Bylaws of BNY Hamilton protects or indemnifies a Director, officer or employee against any liability to BNY Hamilton or its shareholders to which he or she would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

For information relating to mandatory redemption of Fund shares or, under certain circumstances, their redemption at the option of the Funds, see "Redemption of Shares" in the Prospectuses.

No single person beneficially owns 25% or more of the Corporation's voting securities.

Because the Fund commenced operations as of the date of this Statement of Additional Information, no shareholder owns more than 5% of any class of shares of the Fund. Similarly, BNY Hamilton's officers and Directors, taken as a group, own less than 1% of the shares of the Fund.

                                     TAXES

   The Fund generally will be treated as a separate corporation for federal income tax purposes, and thus the provisions of the Internal Revenue Code of 1986, as amended (the "Tax Code") generally will be applied to the Fund separately, rather than BNY Hamilton as a whole. Net long-term and short-term capital gains, net income, and operating expenses therefore will be determined separately for the Fund.

   The Fund intends to qualify, and intends to remain qualified, as a regulated investment company under Subchapter M of the Tax Code. Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income from
(i) dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) diversify its holdings so that, at the end of each fiscal quarter,
(i) at least 50% of the market value of the Fund's assets is represented by cash, United States Government securities, securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to a value not greater than 5% of the Fund's assets, and 10% of the outstanding voting securities of such issuer and
(ii) not more than 25% of the value of its assets is invested (x) in the securities (other than United States Government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships; and (c) distribute with respect to each taxable year at least 90% of the sum of its net investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses, "net capital gain").

   In general, for purposes of the 90% gross income requirement described in
(a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership
(x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (b) above, (i) in the case of the Fund's investments in loan participations the issuer may be the financial intermediary or the borrower and (ii) the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

   If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If for any year the Fund does not qualify as a regulated investment company, all of its taxable income, including its net capital gain, will be subject to tax at the regular corporate rate, with no deduction for distributions to shareholders. Such distributions generally will be taxable to shareholders as qualified dividend income (as discussed below), and generally will result in a dividends received deduction for a corporate shareholder.

   Under the Tax Code, the Fund will be subject to a 4% excise tax on a portion of its undistributed income if it fails to meet certain distribution requirements by the end of the calendar year. The Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax. For federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends generally will be taxable to a shareholder in the year declared rather than the year paid.

   For federal income tax purposes, distributions of investment income generally are taxable as ordinary income regardless of whether such distributions are taken in cash or reinvested in additional shares. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") will be taxable as long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. For taxable years beginning before January 1, 2011, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund level. Not all taxable dividends from all Funds are expected to be qualified dividend income.

   The Fund expects that a portion of the distributions from the Fund eligible corporate shareholders will be eligible for the 70% dividends-received deduction. Dividends of net investment income received by corporate shareholders of the Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by the Fund will not be treated as a qualifying dividend
(1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or
(2) by application of the Code.

   Prospective investors in the Fund should be aware that distributions of net investment income or net capital gains from the Fund will have the effect of reducing the net asset value of each class of the Fund's shares by the amount of the distribution. If the net asset value is reduced below a shareholder's cost, the distribution will nonetheless be taxable as described above, even if the distribution represents a return of invested capital. Investors should consider the tax implications of buying shares in the Fund just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.

   A gain or loss realized by a shareholder on the redemption, sale or exchange of shares held as a capital asset will be capital gain or loss and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Individual shareholders will be subject to federal income tax on long-term capital gain recognized before January 1, 2011 at a maximum rate of 15%. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Any loss realized by a shareholder on the disposition of shares held six months or less will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares. Additionally, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund.

   Gains or losses on sales of securities by the Fund will be treated as long-term capital gains or losses if the securities have been held by it for more than one year except in certain cases where, if applicable, the Fund acquires a put or writes a call thereon. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. If an option written by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale price for the securities sold.

   Certain of the Fund's investments in futures, options and hedging transactions may change the character of recognized gains and losses, to accelerate the recognition of certain gains and losses, and to defer the recognition of certain losses. In particular, certain transaction may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of determining whether 90% of the Fund's gross income is Qualifying Income, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies;
(ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as 60% long-term capital gain or loss and 40% short-term capital gain or loss, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, futures contracts, options on futures contracts, options on securities, and options on security indices. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and to prevent disqualification of the Fund as a regulated investment company. The Fund's use of derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Code. The Fund's use of derivatives will also affect the amount, timing, and character of the Fund's distributions.

   Under the Tax Code, gains or losses attributable to dispositions of foreign currency or to foreign currency contracts, or to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, gains or losses on the disposition of debt securities held by the Fund, if any, denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, also generally are treated as ordinary income or loss. Forward currency contracts, options and futures contracts entered into by the Fund may create "straddles" for federal income tax purposes and this may affect the character and timing of gains or losses realized by a Fund on forward currency contracts, options and futures contracts or on the underlying securities. The Fund may elect to treat gains or losses from certain of such foreign currency positions as capital gains or losses; net short-term gains arising therefrom, to the extent not offset by capital losses, together with profits from foreign currency positions producing ordinary income for which such an election is not made, will be taxable as ordinary income.

   A Fund's transactions in foreign currencies or foreign currency-denominated instruments are likely to produce a difference between the Fund's book income and the Fund's taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits,
(ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment and to eliminate income tax liability at the Fund level.

   The Global Real Estate Securities Fund will invest in equity securities of foreign issuers. Equity investments by the Fund in certain "passive foreign investment companies" ("PFICs") could potentially subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may elect to avoid the imposition of that tax. For example, the Fund may elect to treat a PFIC as a "qualified electing fund" (a "QEF election"), in which case the Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company. The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

   It is expected that the Global Real Estate Securities Fund may be subject to foreign withholding and other taxes with respect to income received from sources within foreign countries. If more than 50% of the Fund's assets are invested in foreign securities, the Fund may elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund, with the result that each shareholder will (i) include in gross income, even though not actually received, its pro rata share of the Fund's foreign income taxes, and
(ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) its pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income and is subject to certain other limitations and holding-period requirements.

   The Fund generally is required to withhold and to remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number ("TIN"), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

   The federal income tax discussion set forth above is for general information only. The Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states that have income tax laws might differ from treatment under the federal income tax laws. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the Fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

Foreign Shareholders. Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. Dividends other than Capital Gain Dividends and exempt-interest dividends paid by the Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") generally are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of the Fund beginning before January 1, 2008, the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund. Depending on the circumstances, the Fund may make such designations with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a foreign person will need to comply with applicable certification requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries with respect to the application of these rules to their accounts

   If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

   Special rules apply to the tax treatment of distributions from the Fund that are paid to a foreign person and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. In respect of dividends paid or deemed paid before January 1, 2008, distributions to foreign persons attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign persons to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

   Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or the Capital Gain Dividends are paid or deemed paid before January 1, 2008 and are attributable to gains from the sale or exchange of USRPIs. Prior to January 1, 2008, if the Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign persons.

Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to United States federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for United States federal estate tax purposes.

                                  Appendix A

Description of Securities Ratings

S&P

Corporate and Municipal Bonds

AAA Debt obligations rated AAA have the highest ratings assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA Debt obligations rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A Debt obligations rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debts in higher rated categories.

BBB Debt obligations rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debts in this category than for debts in higher rated categories.

BB Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 This designation indicates that the degree of safety regarding timely payment is very strong.

MOODY'S

Corporate and Municipal Bonds

Aaa Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be presented elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR No public rating has been requested, there may be insufficient information on which to base a rating, or that Moody's does not rate a particular type of obligation as a matter of policy.

Commercial Paper, Including Tax-Exempt Commercial Paper

Prime-1 Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

..   Leading market positions in well established industries.

..   High rates of return on funds employed.

..   Conservative capitalization structures with moderate reliance on debt and ample asset protection.

..   Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

..   Well established access to a range of financial markets and assured sources of alternate liquidity.

Short-Term Tax-Exempt Notes

MIG-1 The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2 MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

                                     PART C

OTHER INFORMATION

Item 23.  Exhibits.

Exhibit
Number   Description
------   -----------
(1)(a) Articles of Incorporation of Registrant, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(b) Articles of Amendment, dated June 29, 1992, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(c)      Articles Supplementary, dated June 29, 1994.*

(d)      Articles Supplementary, dated August 15, 1995.*

(e) Articles of Amendment, dated January 22, 1997, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(f) Articles Supplementary, dated January 22, 1997, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(g) Articles Supplementary, dated April 30, 1999, incorporated by reference to Post-Effective Amendment No. 13, filed on April 30, 1999.

(h) Form of Articles Supplementary, dated September 17, 1999, incorporated by reference to Post-Effective Amendment No. 14, filed on September 23, 1999.

(i) Articles Supplementary, dated February 15, 2000, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

(j) Articles Supplementary, dated February 26, 2001, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

(k) Articles Supplementary, dated April 2, 2001, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

(l) Articles Supplementary, dated November 14, 2001, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.

(m) Articles Supplementary, dated March 26, 2002, incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.

(n) Articles of Amendment, dated May 22, 2002, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.

(o) Articles Supplementary, dated May 22, 2002, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.

(p) Articles Supplementary, dated February 25, 2003, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(q) Form of Articles of Amendment, dated January 26, 2004, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(r) Form of Articles Supplementary, dated January 26, 2004, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(s) Articles Supplementary, dated January 7, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(t) Articles of Amendment, dated January 7, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(u) Articles Supplementary, dated April 15, 2005, incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.

(v) Articles of Amendment, dated August 16, 2005, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(w) Articles Supplementary, dated September 28, 2005, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.


(x)      Articles Supplementary, dated September 28, 2006.#

(2) Bylaws of Registrant, as amended, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(3)      Not Applicable.

(4)(a) Form of Specimen stock certificate of common stock of BNY Hamilton Money Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(b) Form of Specimen stock certificate of common stock of BNY Hamilton Intermediate Government Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(c) Form of specimen stock certificate of common stock of BNY Hamilton Intermediate New York Tax-Exempt Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(d) Form of specimen stock certificate of common stock of BNY Hamilton Equity Income Fund, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(5)(a) Investment Advisory Agreement between BNY Hamilton Money Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(b) Investment Advisory Agreement between BNY Hamilton Intermediate Government Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(c) Investment Advisory Agreement between BNY Hamilton Intermediate New York Tax-Exempt Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(d) Investment Advisory Agreement between BNY Hamilton Equity Income Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(e) Investment Advisory Agreement between BNY Hamilton Treasury Money Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(f) Investment Advisory Agreement between BNY Hamilton Large Cap Growth Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(g) Investment Advisory Agreement between BNY Hamilton Small Cap Growth Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(h) Investment Advisory Agreement between BNY Hamilton International Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(i) Investment Advisory Agreement between BNY Hamilton Intermediate Investment Grade Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(j) Investment Advisory Agreement between BNY Hamilton Intermediate Tax-Exempt Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(k) Investment Advisory Agreement between BNY Hamilton Large Cap Growth CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(l) Investment Advisory Agreement between BNY Hamilton Small Cap Growth CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(m) Investment Advisory Agreement between BNY Hamilton International Equity CRT Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(n) Investment Advisory Agreement between BNY Hamilton U.S. Bond Market Index Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(o) Investment Advisory Agreement between BNY Hamilton S&P 500 Index Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(p) Investment Advisory Agreement between BNY Hamilton Large Cap Value Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(q) Form of Investment Advisory Agreement between BNY Hamilton New York Tax-Free Money Market Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.

(r) Form of Investment Advisory Agreement between BNY Hamilton Enhanced Income Fund and The Bank of New York., incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.

(s) Form of Investment Advisory Agreement between BNY Hamilton Multi-Cap Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.

(t) Sub-advisory Agreement between BNY Hamilton Large Cap Value Fund and Estabrook Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(u) Form of Sub-advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to the BNY Hamilton Multi-Cap Equity Fund, incorporated by reference to Post-Effective Amendment No. 24, filed on May 24, 2002.

(v) Form of Investment Advisory Agreement between BNY Hamilton High Yield Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(w) Form of Sub-Advisory Agreement between The Bank of New York and Seix Investment Advisors Inc. with respect to the BNY Hamilton High Yield Fund, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(x) Form of Investment Advisory Agreement between BNY Hamilton Small Cap Core Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(y) Form of Sub-Advisory Agreement between The Bank of New York and Gannett Welsh & Kotler LLC, with respect to BNY Hamilton Small Cap Core Equity Fund, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(z) Form of Investment Advisory Agreement between BNY Hamilton Municipal Enhanced Yield Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.

(aa) Form of Sub-Advisory Agreement between The Bank of New York and Gannett Welsh & Kotler with respect to BNY Hamilton Municipal Enhanced Yield Fund, incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.


(bb) Form of Investment Advisory Agreement between BNY Hamilton 100% U.S. Treasury Securities Money Fund and The Bank of New York.#

(cc) Form of Investment Advisory Agreement between BNY Hamilton U.S. Government Money Fund and The Bank of New York.#


(6)(a) Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No.34, filed on January 26, 2004.

(b) Form of Amendment to Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(c) Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc. and amended Schedule A thereto, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(d) Form of Second Amendment to Amended and Restated Distribution Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(7)      Not Applicable.

(8)(a) Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(b) Cash Management and Related Services Agreement between each series of Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(c) Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(d) Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(e) Additional Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(f) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 15, filed on December 30, 1999.

(g) Additional Supplement to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(h) Additional Supplement to Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(i) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(j) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(k) Amended and Restated Appendix B to Custody Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(l) Amended and Restated Schedule A to the Cash Management and Related Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(9)(a) Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(b) Fund Accounting Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(c) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 8, filed on April 29, 1996.

(d) Form of Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 13, filed on April 30, 1999.

(e) Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(f) Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(g)      No longer applicable.

(h) Form of Shareholder Servicing Plan of BNY Hamilton Money Fund (Hamilton Classic Shares), incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(i) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(j) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(k) Updated Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(l) Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(m) Supplement to Form of Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 9, filed on January 24, 1997.

(n) Revised Fund Accounting Services Agreement between BNY Hamilton International Equity Fund and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 11, filed on April 30, 1998.

(o)      Form of Shareholder Servicing Plan of BNY Hamilton Treasury Money Fund
         - Hamilton Classic Shares, incorporated by reference to Post-Effective Amendment No. 12, filed on February 26, 1999.

(p) Supplement to Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(q) Supplement to Fund Accounting Services Agreement between Registrant and The Bank of New York., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(r) Supplement to Transfer Agency Agreement between Registrant and BISYS Fund Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(s) Supplement to Sub-Administration Agreement between BNY Hamilton Distributors, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 16, filed on April 4, 2000.

(t) Form of Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Premier Shares), incorporated by reference to Post-Effective Amendment No.34, filed on January 26, 2004.

(u) Form of Shareholder Servicing Plan of BNY Hamilton New York Tax-Free Money Market Fund (Hamilton Classic Shares).*

(v)(i) Code of Ethics as adopted for the BNY Hamilton Funds, Inc, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

         (ii) Code of Ethics as adopted for Estabrook Capital Management LLC, incorporated by reference to Post-Effective Amendment No. 17, filed on April 30, 2001.

         (iii) Code of Ethics as adopted for Gannett, Welsh & Kotler, LLC. , incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.

         (iv) Code of Ethics as adopted for Seix Investment Advisors Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(w) Form of Amended and Restated Rule 18f-3 Plan of BNY Hamilton Funds, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(x) Amendment to Exhibit A to the Administration Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(y) Amendment to Schedule A to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(z) Amendment to Fund Accounting Agreement, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(aa) Fund Accounting Agreement Appendix A dated as of May 1, 2003, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(bb) Amendment to Schedule C to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(cc) Amended Exhibit A to the Administration Agreement, dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(dd) Amended Exhibit A to the Administration Agreement, effective February 16, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(ee) Amendment to Schedule A and Schedule C to the Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(ff) Fund Accounting Agreement Appendix A dated February 16, 2005, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(gg) Amendment No. 1 to Amended and Restated Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(hh) Amendment to Schedule C of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc.

(ii) Amendment to Schedule C of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc., incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(jj) Amendment to Amended and Restated Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(kk) Amended and Restated Shareholder Servicing Plan of BNY Hamilton Money Fund BNY, Hamilton Treasury Money Fund and BNY Hamilton New York Tax-Exempt Money Fund, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(ll) Form of Administration Agreement between BNY Hamilton Funds, Inc. and The Bank of New York, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(mm) Form of Sub-Administration Agreement between The Bank of New York and BISYS Fund Services Ohio, Inc, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(10)(a) Opinion and Consent of Counsel, incorporated by reference to Pre-Effective Amendment No. 2, filed on July 7, 1992.

(b) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton High Yield Fund, incorporated by reference to Post-Effective Amendment No. 30, filed on April 25, 2003.

(c) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Multi-Cap Equity Fund, incorporated by reference to Post-Effective Amendment No. 25, filed on August 7, 2002.

(d) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Enhanced Income Fund, incorporated by reference to Post-Effective Amendment No. 22, filed on April 29, 2002.

(e) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton New York Tax-Exempt Money Fund, incorporated by reference to Post-Effective Amendment No. 19, filed on December 18, 2001.

(f) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Small Cap Core Equity Fund, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(g) Opinion and Consent of Hogan & Hartson LLP, in respect of BNY Hamilton Municipal Enhanced Yield Fund, incorporated by reference to Post-Effective Amendment No. 42, filed on June 29, 2005.


(11)(a)  Consent of Ernst & Young.

(11)(b)  Consent of Tait, Weller & Baker.


(12) Form of Seed Capital Agreement between Registrant and BNY Hamilton Distributors, Inc., incorporated by reference to Pre-Effective Amendment No. 1, filed on June 15, 1992.

(13)     Not Applicable.

(14)(a) Form of Amended and Restated Plan of Distribution of the BNY Hamilton Funds, Inc. Pursuant to Rule 12b-1, incorporated by reference to Post-Effective Amendment No. 34, filed on January 26, 2004.

(b) Amended and Restated Plan of Distribution of the BNY Hamilton Funds, Inc. Pursuant to Rule 12b-1, incorporated by reference to Post-Effective Amendment No. 38, filed on February 28, 2005.

(c) Amendment to Amended and Restated Plan of Distribution of Registrant Pursuant to Rule 12b-1, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

(15)     Not Applicable.

(16)     Not Applicable.

Other Exhibit:

(1) Power of Attorney for Edward L. Gardner, James E. Quinn, Karen Osar, Kim Kelly, John R. Alchin and Newton P.S. Merrill dated September 21, 2005, incorporated by reference to Post-Effective Amendment No. 45, filed on November 15, 2005.

----------
*  Previously filed.
#  Filed herewith.

Item 24.  Persons Controlled by or under Common Control with Registrant.

No person is controlled by or under common control with the Registrant.

Item 25.  Indemnification.

Reference is made to Article VI of Registrant's Bylaws and the Distribution Agreement each filed as exhibits hereto.

Registrant, its Directors and officers, the other investment companies administered by the Administrator, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Director, officers or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

The Registrant's investment adviser, The Bank of New York, is a New York trust company. The Bank of New York conducts a general banking and trust business. The Bank of New York is not affiliated with BNY Hamilton Distributors, Inc.

To the knowledge of the Registrant, none of the directors or officers of The Bank of New York, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of each director of The Bank of New York who is engaged in another business, profession, vocation or employment of a substantial nature:

Name                    Title/Company
----                    -------------
Frank J. Biondi, Jr.    Chairman, Biondi, Reiss Capital Management LLC
                        (investment adviser to Water View Partners LLC, a private equity limited partnership focused on media and entertainment)

William R. Chaney       Senior Managing Director, Waterview Advisors, LLC
                        (Investment Adviser to Waterview Partners, LLC)

Nicholas M. Donofrio    Senior Vice President, Technology and Manufacturing of
                        IBM Corporation (developer and manufacturer of advanced information systems)

Richard J. Kogan        Chairman and Chief Executive Officer of Schering-Plough
                        Corporation (manufacturer of pharmaceutical and consumer products)

Name                    Title/Company
----                    -------------
Michael J. Kowalski     Chairman and Chief Executive Officer of Tiffany & Co.
                        (international designers, manufacturers and distributors of jewelry and fine goods)

John A. Luke, Jr.       Chairman, President and Chief Executive Officer of
                        Westvaco Corporation (manufacturer of paper, packaging, and specialty chemicals)

John C. Malone          Chairman of Liberty Media Group (producer and
                        distributor of entertainment, sports, informational programming and electronic retailing services)

Paul Myners             CBE Chairman of Guardian Media Group plc (UK media
                        business with interests in national and community newspapers, magazines, the Internet and radio)

Catherine A. Rein       President and Chief Investment Officer of Metropolitan
                        Property and Casualty Insurance Company (insurance and services)

William C. Richardson   President and Chief Executive Officer of W.K. Kellog
                        Foundation (a private foundation)

Brian L. Roberts        President of Comcast Corp. (developer, manager and
                        operator of broadband cable networks and provider of content)

Samuel C. Scott III     Chairman, President and Chief Executive Officer of Corn
                        Products International, Inc. (global producers of corn-refined and starch based ingredients)

The Registrant's investment sub-adviser, Seix Investment Advisors ("Seix"), is the fixed income division of Trusco Capital Management Inc., an investment adviser registered under the Investment Advisers Act of 1940, which is a subsidiary of Sun Trust Banks, Inc.

To the knowledge of the Registrant, none of the directors or officers of Seix, except those set forth below, is engaged in any other business, profession, vocation or employment of a substantial nature.

Set forth below are the names and principal businesses of each director of Seix who is engaged in another business, profession, vocation or employment of a substantial nature:

Name                    Title/Company
----                    -------------
Christina Seix          Director Freddie Mac Corporation

Item 27.  Principal Underwriters.

(a) BNY Hamilton Distributors, Inc., which is located at 100 Summer Street, 15th floor, Boston, MA 02110, will act as exclusive distributor for the Registrant. The distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers.

(b) The information required by this Item 27 with respect to each director, officer or partner of the Distributor is incorporated by reference to Schedule A of Form BD filed by the Distributor pursuant to the Securities Exchange Act of 1934.

(c)      Not Applicable.

Item 28.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219-3035 and 100 Summer Street, 15th floor, Boston, MA 02110; and at the offices of The Bank of New York, as administrator, 101 Barclay Street, New York, NY 10286.

Item 29.  Management Services.

Not Applicable.

Item 30.  Undertakings.

The Registrant undertakes that, if requested to do so by 10% of its outstanding shares, the Registrant will promptly call a meeting of shareholders for the purpose of voting on the removal of a director or directors and Registrant will assist with shareholder communications as required by Section 16(c) of the Investment Company Act of 1940.

The Registrant hereby also undertakes that so long as the information required by Item 5 of Form N-1A is contained in the latest annual report to shareholders and not in the prospectuses of each Fund (other than BNY Hamilton Money Fund and BNY Hamilton Treasury Money Fund), the Registrant will furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 13th day of October 2006.


BNY HAMILTON FUNDS, INC.

By /s/ Kevin J. Bannon
   -----------------------
   Kevin J. Bannon
   Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the 13th day of October, 2006.


Name                    Title
----                    -----
Edward L. Gardner*      Director and Chairman of the Board of Directors

James E. Quinn*         Director

Karen Osar*             Director

Kim Kelly*              Director

John R. Alchin*         Director

Newton P.S. Merrill*    Director

/s/ Guy Nordahl         Treasurer and Principal Accounting Officer


*By /s/ Kim R. Smallman
    ----------------------
    Kim R. Smallman
    Attorney-in-Fact pursuant to a power of attorney